UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response........21.09

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5857

Columbia Funds Institutional Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	7/31/2007

Date of reporting period:	4/30/2007

Item 1. Schedule of Investments

INVESTMENT PORTFOLIO

April 30, 2007 (Unaudited)	CMG Core Bond Fund

		Par ($)	Value ($)*
Mortgage-Backed Securities – 27.2%
Federal Home Loan Mortgage Corp.
	3.500% 10/01/18	259,131	240,436
	4.000% 11/01/20	248,898	235,186
	5.500% 11/01/17	90,708	91,069
	5.500% 03/01/18	73,410	73,702
	5.500% 07/01/21	138,148	138,340
	5.500% 08/01/21	1,153,508	1,155,109
	5.500% 11/01/21	293,943	294,351
	5.500% 08/01/35	1,404,629	1,390,784
	6.000% 05/01/17	135,670	138,087
	6.000% 10/01/36	298,532	301,042
Federal National Mortgage Association
	5.500% 02/01/21	732,415	733,443
	5.500% 08/01/35	330,105	326,865
	5.500% 09/01/35	447,601	443,207
	5.500% 10/01/35	834,115	825,927
	5.500% 04/01/36	161,396	159,654
	5.500% 11/01/36	1,483,900	1,467,880
	5.500% 04/01/37	800,000	791,109
	6.000% 07/01/35	180,990	182,516
	6.000% 05/01/36	553,052	557,358
	6.000% 09/01/36	1,093,243	1,101,756
	6.000% 10/01/36	369,209	372,084
	6.000% 11/01/36	471,293	474,963
	6.500% 02/01/13	13,320	13,642
	6.500% 08/01/34	72,298	74,228
	7.000% 07/01/32	20,736	21,673
	TBA,
	5.000% 05/01/37(a)	4,660,000	4,501,271
Government National Mortgage Association
	7.000% 01/15/32	7,738	8,120
	7.000% 03/15/32	29,051	30,487
	7.000% 06/15/32	4,339	4,553
	Total Mortgage-Backed Securities (cost of $16,073,805)		16,148,842

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – 24.6%
BASIC MATERIALS – 0.5%
Chemicals – 0.0%
E.I. Dupont De Nemours & Co.
	3.375% 11/15/07	5,000	4,948
Chemicals Total			4,948
Forest Products & Paper – 0.2%
Weyerhaeuser Co.
	7.375% 03/15/32	125,000	132,170
Forest Products & Paper Total			132,170
Metals & Mining – 0.3%
Vale Overseas Ltd.
	6.250% 01/23/17	150,000	153,826
Metals & Mining Total			153,826
BASIC MATERIALS TOTAL			290,944
COMMUNICATIONS – 3.3%
Media – 1.0%
Jones Intercable, Inc.
	7.625% 04/15/08	200,000	203,732
News America, Inc.
	6.550% 03/15/33(b)	175,000	176,482
Time Warner Cable, Inc.
	6.550% 05/01/37(c)	225,000	227,548
Media Total			607,762
Telecommunication Services – 2.3%
AT&T, Inc.
	4.125% 09/15/09	200,000	195,633
New Cingular Wireless Services, Inc.
	8.750% 03/01/31	150,000	196,268
Sprint Capital Corp.
	6.875% 11/15/28	200,000	198,462
Telecom Italia Capital SA
	7.200% 07/18/36	150,000	160,468
Telefonica Emisones SAU
	5.984% 06/20/11(b)	225,000	231,078
Verizon Global Funding Corp.
	7.750% 12/01/30	150,000	175,608

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Vodafone Group PLC
	5.000% 12/16/13(b)	188,000	183,952
Telecommunication Services Total			1,341,469
COMMUNICATIONS TOTAL			1,949,231
CONSUMER CYCLICAL – 1.3%
Home Builders – 0.4%
D.R. Horton, Inc.
	5.625% 09/15/14	225,000	214,196
Home Builders Total			214,196
Retail – 0.9%
Costco Wholesale Corp.
	5.300% 03/15/12	150,000	151,387
Federated Retail Holdings, Inc.
	5.900% 12/01/16	175,000	175,880
Wal-Mart Stores, Inc.
	4.125% 07/01/10	225,000	219,442
Retail Total			546,709
CONSUMER CYCLICAL TOTAL			760,905
CONSUMER NON-CYCLICAL – 2.1%
Beverages – 0.2%
Anheuser-Busch Companies, Inc.
	5.950% 01/15/33(b)	12,000	11,890
Coca-Cola Co.
	5.750% 03/15/11(b)	4,000	4,102
Diageo Capital PLC
	3.500% 11/19/07	110,000	108,926
PepsiCo, Inc.
	5.750% 01/15/08	6,000	6,017
Beverages Total			130,935
Cosmetics/Personal Care – 0.2%
Gillette Co.
	2.500% 06/01/08(b)	85,000	82,515
Cosmetics/Personal Care Total			82,515
Food – 1.0%
ConAgra Foods, Inc.
	6.750% 09/15/11	150,000	158,427
General Mills, Inc.
	3.875% 11/30/07	250,000	247,862

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Food – (continued)
Kroger Co.
	6.200% 06/15/12	185,000	190,113
Food Total			596,402
Healthcare Products – 0.0%
Johnson & Johnson
	6.625% 09/01/09	7,000	7,266
Healthcare Products Total			7,266
Healthcare Services – 0.3%
UnitedHealth Group, Inc.
	3.375% 08/15/07(b)	200,000	198,814
Healthcare Services Total			198,814
Household Products/Wares – 0.4%
Fortune Brands, Inc.
	5.375% 01/15/16	250,000	237,394
Kimberly-Clark Corp.
	5.625% 02/15/12	7,000	7,154
Household Products/Wares Total			244,548
CONSUMER NON-CYCLICAL TOTAL			1,260,480
ENERGY – 2.3%
Oil & Gas – 1.7%
Anadarko Petroleum Corp.
	6.450% 09/15/36	100,000	100,253
Canadian Natural Resources Ltd.
	5.700% 05/15/17	175,000	175,526
ChevronTexaco Capital Co.
	3.500% 09/17/07	211,000	209,680
Devon Financing Corp. ULC
	7.875% 09/30/31	150,000	181,381
Nexen, Inc.
	5.875% 03/10/35	150,000	141,965
Valero Energy Corp.
	6.875% 04/15/12	200,000	213,357
Oil & Gas Total			1,022,162
Pipelines – 0.6%
Energy Transfer Partners LP
	6.625% 10/15/36	150,000	154,644

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Pipelines – (continued)
TransCanada Pipelines Ltd.
	6.350% 05/15/67(d)	190,000	189,660
Pipelines Total			344,304
ENERGY TOTAL			1,366,466
FINANCIALS – 12.1%
Banks – 3.5%
Bank of New York Co., Inc.
	3.900% 09/01/07	12,000	11,948
Bank One Corp.
	6.000% 08/01/08	27,000	27,197
Barclays Bank PLC
	7.400% 12/15/09	3,000	3,174
Capital One Financial Corp.
	5.500% 06/01/15	210,000	206,553
Marshall & Ilsley Corp.
	4.375% 08/01/09	325,000	321,442
Mellon Funding Corp.
	4.875% 06/15/07	8,000	7,995
National City Bank
	4.625% 05/01/13	18,000	17,634
PNC Funding Corp.
	5.625% 02/01/17	160,000	161,389
SunTrust Banks, Inc.
	6.375% 04/01/11(b)	3,000	3,133
SunTrust Preferred Capital I
	5.853% 12/15/11(d)	140,000	142,290
USB Capital IX
	6.189% 04/15/49(d)	275,000	282,369
Wachovia Corp.
	4.875% 02/15/14	400,000	389,502
Wells Fargo & Co.
	3.500% 04/04/08	120,000	118,011
	5.125% 09/01/12	400,000	400,328
Banks Total			2,092,965
Diversified Financial Services – 6.3%
American Express Co.
	3.750% 11/20/07	5,000	4,957
	4.750% 06/17/09(b)	8,000	7,964
American Express Credit Corp.
	3.000% 05/16/08	300,000	293,086

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
American General Finance Corp.
	2.750% 06/15/08	5,000	4,868
Ameriprise Financial, Inc.
	7.518% 06/01/66(d)	150,000	162,798
Associates Corp. of North America
	6.950% 11/01/18	11,000	12,376
CIT Group, Inc.
	3.375% 04/01/09	23,000	22,270
	6.100% 03/15/67(b)(d)	75,000	72,252
Citigroup Global Markets Holdings, Inc.
	6.500% 02/15/08	6,000	6,053
Citigroup, Inc.
	5.000% 09/15/14	430,000	420,749
Countrywide Home Loans, Inc.
	4.125% 09/15/09	250,000	243,374
Credit Suisse First Boston USA, Inc.
	4.875% 08/15/10	300,000	298,982
General Electric Capital Corp.
	5.000% 01/08/16(b)	400,000	391,350
	6.750% 03/15/32	27,000	30,742
Goldman Sachs Group, Inc.
	4.125% 01/15/08(b)	4,000	3,968
	6.345% 02/15/34	300,000	303,256
HSBC Finance Corp.
	5.000% 06/30/15	350,000	338,592
International Lease Finance Corp.
	4.500% 05/01/08	4,000	3,961
JPMorgan Chase Capital XVIII
	6.950% 08/17/36	275,000	294,328
Lehman Brothers Holdings, Inc.
	4.000% 01/22/08	27,000	26,711
Merrill Lynch & Co., Inc.
	3.700% 04/21/08	8,000	7,872
	4.125% 01/15/09	200,000	196,627
	6.000% 02/17/09	12,000	12,170
Morgan Stanley
	4.750% 04/01/14	300,000	287,254
National Rural Utilities Cooperative Finance Corp.
	3.250% 10/01/07	6,000	5,950

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Residential Capital LLC
	6.500% 04/17/13	145,000	144,923
SLM Corp.
	5.375% 05/15/14(b)	150,000	136,883
Diversified Financial Services Total			3,734,316
Insurance – 1.2%
Ambac Financial Group, Inc.
	6.150% 02/15/37(d)	90,000	86,275
American International Group, Inc.
	2.875% 05/15/08	250,000	243,878
Genworth Financial, Inc.
	6.150% 11/15/66(d)	100,000	98,934
Hartford Financial Services Group, Inc.
	4.700% 09/01/07	100,000	99,738
John Hancock Financial Services, Inc.
	5.625% 12/01/08	15,000	15,103
Metlife, Inc.
	5.375% 12/15/12(b)	20,000	20,226
	6.400% 12/15/36	150,000	149,709
Insurance Total			713,863
Real Estate Investment Trusts (REITs) – 0.6%
Health Care Property Investors, Inc.
	6.450% 06/25/12	150,000	155,237
Simon Property Group LP
	5.750% 12/01/15	175,000	178,191
Real Estate Investment Trusts (REITs) Total			333,428
Savings & Loans – 0.5%
Washington Mutual, Inc.
	4.200% 01/15/10(b)	300,000	292,902
Savings & Loans Total			292,902
FINANCIALS TOTAL			7,167,474
INDUSTRIALS – 1.2%
Aerospace & Defense – 0.7%
Boeing Co.
	5.125% 02/15/13	1,000	1,000
Lockheed Martin Corp.
	6.150% 09/01/36	160,000	166,677

7

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Aerospace & Defense – (continued)
United Technologies Corp.
	7.125% 11/15/10(b)	250,000	266,612
Aerospace & Defense Total			434,289
Transportation – 0.5%
Canadian National Railway Co.
	7.195% 01/02/16	73,666	82,936
Union Pacific Corp.
	3.875% 02/15/09	185,000	180,950
Transportation Total			263,886
INDUSTRIALS TOTAL			698,175
UTILITIES – 1.8%
Electric – 1.7%
Commonwealth Edison Co.
	3.700% 02/01/08(b)	11,000	10,826
	5.950% 08/15/16	200,000	199,274
Indiana Michigan Power Co.
	5.650% 12/01/15	200,000	200,259
Pacific Gas & Electric Co.
	5.800% 03/01/37	140,000	137,955
Progress Energy, Inc.
	7.750% 03/01/31	200,000	242,186
Public Service Electric & Gas Co.
	4.000% 11/01/08	5,000	4,915
Southern California Edison Co.
	5.000% 01/15/14	200,000	196,637
Electric Total			992,052
Gas – 0.1%
Sempra Energy
	4.750% 05/15/09	100,000	99,237
Gas Total			99,237
UTILITIES TOTAL			1,091,289
	Total Corporate Fixed-Income Bonds & Notes (cost of $14,565,695)		14,584,964
Collateralized Mortgage Obligations – 20.3%
AGENCY – 8.9%
Federal Home Loan Mortgage Corp.
	3.750% 12/15/11	60,941	59,376
	4.000% 09/15/15	510,000	499,026

8

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
AGENCY – (continued)
	4.500% 03/15/18	1,580,000	1,551,649
	4.500% 10/15/18	319,763	316,458
	6.500% 10/15/23	100,000	103,164
Federal National Mortgage Association
	4.500% 11/25/14	900,000	889,366
	6.000% 04/25/32	600,000	613,882
Government National Mortgage Association
	4.430% 04/16/34	90,000	87,715
	4.500% 04/16/28	1,000,000	986,674
	4.807% 08/16/32	90,000	88,536
	4.954% 05/16/31	100,000	96,916
AGENCY TOTAL			5,292,762
NON - AGENCY – 11.4%
Bear Stearns Adjustable Rate Mortgage Trust
	5.491% 02/25/47(d)	1,114,783	1,119,109
Bear Stearns Asset Backed Securities, Inc.
	5.000% 01/25/34(d)	237,678	234,487
Countrywide Alternative Loan Trust
	5.250% 03/25/35	747,197	739,823
	5.250% 08/25/35	613,126	611,269
	5.500% 10/25/35	665,408	662,840
Countrywide Home Loan Mortgage Pass Through Trust
	4.592% 12/19/33(d)	229,876	222,429
Structured Asset Securities Corp.
	5.500% 07/25/33	924,859	920,259
WaMu Mortgage Pass Through Certificates
	5.724% 02/25/37(d)	1,127,233	1,134,514
Washington Mutual Mortgage Securities Corp.
	5.500% 10/25/35	1,133,514	1,130,866
NON - AGENCY TOTAL			6,775,596
	Total Collateralized Mortgage Obligations (cost of $12,195,552)		12,068,358
Government & Agency Obligations – 14.0%
FOREIGN GOVERNMENT OBLIGATIONS – 1.6%
Hellenic Republic of Greece
	6.950% 03/04/08	13,000	13,214

9

		Par ($)	Value ($)
Government & Agency Obligations – (continued)
FOREIGN GOVERNMENT OBLIGATIONS – (continued)
Province of Ontario
	3.500% 09/17/07	350,000	347,693
Province of Quebec
	5.000% 07/17/09	350,000	351,003
United Mexican States
	7.500% 04/08/33	205,000	248,460
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			960,370
U.S. GOVERNMENT AGENCIES – 4.3%
Federal Home Loan Bank
	4.875% 05/15/07	25,000	24,996
	5.125% 10/19/16	525,000	530,328
Federal Home Loan Mortgage Corp.
	4.875% 11/15/13	130,000	129,922
Federal National Mortgage Association
	3.375% 12/15/08	610,000	595,599
	4.625% 10/15/14(b)	34,000	33,383
	5.250% 08/01/12(b)	1,250,000	1,265,604
U.S. GOVERNMENT AGENCIES TOTAL			2,579,832
U.S. GOVERNMENT OBLIGATIONS – 8.1%
U.S. Treasury Bonds
	6.250% 08/15/23(b)	1,865,000	2,150,433
	7.250% 05/15/16(b)	50,000	59,555
U.S. Treasury Inflation Indexed Notes
	2.500% 07/15/16(b)	856,358	879,306
U.S. Treasury Notes
	3.875% 02/15/13(b)	1,750,000	1,693,534
U.S. GOVERNMENT OBLIGATIONS TOTAL			4,782,828
	Total Government & Agency Obligations (cost of $8,182,899)		8,323,030
Commercial Mortgage-Backed Securities – 6.7%
Bear Stearns Commercial Mortgage Securities
	4.680% 08/13/39	30,000	29,120
	5.625% 03/11/39(d)	730,000	737,613
CS First Boston Mortgage Securities Corp.
	4.512% 07/15/37	500,000	491,014
Greenwich Capital Commercial Funding Corp.
	5.479% 04/10/37(d)	100,000	99,235

10

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities – (continued)
JPMorgan Chase Commercial Mortgage Securities Corp.
	5.447% 06/12/47	539,000	542,186
LB-UBS Commercial Mortgage Trust
	5.103% 11/15/30	600,000	599,432
Merrill Lynch Mortgage Trust
	5.417% 11/12/37(d)	720,000	718,511
Morgan Stanley Capital I
	4.970% 12/15/41	71,000	69,888
	5.370% 12/15/43	630,000	624,657
Nationslink Funding Corp.
	6.888% 11/10/30	42,409	42,475
	Total Commercial Mortgage-Backed Securities (cost of $3,969,325)		3,954,131
Asset-Backed Securities – 2.3%
ABFS Mortgage Loan Trust
	4.428% 12/15/33	43,971	43,621
AmeriCredit Automobile Receivables Trust
	4.870% 12/06/10	218,609	217,958
BMW Vehicle Owner Trust
	3.320% 02/25/09	36,056	35,819
Capital One Multi-Asset Execution Trust
	4.050% 03/15/13	250,000	243,996
Ford Credit Auto Owner Trust
	3.540% 11/15/08	116,000	115,274
Honda Auto Receivables Owner Trust
	3.060% 10/21/09	52,334	51,906
IMC Home Equity Loan Trust
	7.310% 11/20/28	57,602	57,424
	7.520% 08/20/28	34,617	34,520
Onyx Acceptance Grantor Trust
	3.890% 02/15/11	523,954	518,973
Wilshire Mortgage Loan Trust
	7.255% 05/25/28	38,056	37,919
	Total Asset-Backed Securities (cost of $1,357,824)		1,357,410

11

		Shares	Value ($)
Municipal Preferred Stocks – 0.3%
FINANCIALS – 0.3%
Diversified Financial Services – 0.3%
AGFC Capital Trust I
	6.000% 01/15/67(c)(d)	185,000	183,241
Diversified Financial Services Total			183,241
FINANCIALS TOTAL			183,241
	Total Municipal Preferred Stocks (cost of $184,551)		183,241
Securities Lending Collateral – 12.6%
	State Street Navigator Securities Lending Prime Portfolio (e)	7,473,785	7,473,785
	Total Securities Lending Collateral (cost of $7,473,785)		7,473,785

		Par ($)
Short-Term Obligation – 11.8%
	Repurchase agreement with Fixed Income Clearing Corp., dated 04/30/07, due on 05/01/07, at 5.060%, collateralized by a U.S. Treasury Obligation maturing 08/15/09, market value of $7,163,427 (repurchase proceeds $7,021,987)	7,021,000	7,021,000

	Total Short-Term Obligation (cost of $7,021,000)		7,021,000

12

Total Investments – 119.8% (cost of $71,024,436)(f)(g)		71,114,761

Other Assets & Liabilities, Net – (19.8)%		(11,772,073)

Net Assets – 100.0%		59,342,688

Notes to Investment Portfolio:
*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Security purchased on a delayed delivery basis.

(b)	All or a portion of this security was on loan at April 30, 2007. The total market value of securities on loan at April 30, 2007 is $7,358,966.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities, which are not illiquid, amounted to $410,789, which represents 0.7% of net assets.

(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at April 30, 2007.

(e)	Investment made with cash collateral received from securities lending activity.

(f)	Cost for federal income tax purposes is $71,062,841.

(g)	Unrealized appreciation and depreciation at April 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$426,686	$(374,766)	$51,920

Acronym	Name

TBA	To Be Announced

13

INVESTMENT PORTFOLIO

April 30, 2007 (Unaudited)	CMG Enhanced S&P 500 Index Fund

	Shares	Value ($)*
Common Stocks – 95.1%

CONSUMER DISCRETIONARY – 10.0%
Automobiles – 0.9%
General Motors Corp. (a)	37,600	1,174,248
Harley-Davidson, Inc. (a)	8,200	519,224
Automobiles Total		1,693,472
Diversified Consumer Services – 0.2%
Apollo Group, Inc., Class A (b)	8,400	397,320
Diversified Consumer Services Total		397,320
Hotels, Restaurants & Leisure – 1.6%
Darden Restaurants, Inc. (a)	16,200	671,976
McDonald’s Corp.	17,400	840,072
Starbucks Corp. (b)	4,600	142,692
Wyndham Worldwide Corp. (b)	17,700	612,420
Yum! Brands, Inc.	10,500	649,530
Hotels, Restaurants & Leisure Total		2,916,690
Household Durables – 0.2%
Centex Corp. (a)	6,800	304,436
Household Durables Total		304,436
Internet & Catalog Retail – 0.1%
IAC/InterActiveCorp (b)	5,400	205,848
Internet & Catalog Retail Total		205,848
Media – 4.2%
CBS Corp., Class B	21,500	683,055
Comcast Corp., Class A (b)	3,400	90,644
DIRECTV Group, Inc. (b)	85,200	2,031,168
Gannett Co., Inc.	4,900	279,594
McGraw-Hill Companies, Inc.	38,800	2,542,564
Omnicom Group, Inc.	8,600	900,506
Time Warner, Inc.	3,300	68,079
Viacom, Inc., Class B (b)	21,200	874,500
Media Total		7,470,110
Multiline Retail – 1.9%
Federated Department Stores, Inc.	27,200	1,194,624
J.C. Penney Co., Inc. (a)	200	15,818
Kohl’s Corp. (b)	12,900	955,116
Nordstrom, Inc.	15,000	823,800
Sears Holdings Corp. (b)	2,000	381,820
Multiline Retail Total		3,371,178
Specialty Retail – 0.9%
AutoNation, Inc. (a)(b)	5,600	114,464

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
Home Depot, Inc.	30,000	1,136,100
Lowe’s Companies, Inc.	100	3,056
Office Depot, Inc. (b)	3,200	107,584
OfficeMax, Inc.	3,000	147,660
Sherwin-Williams Co.	1,100	70,147
Specialty Retail Total		1,579,011
CONSUMER DISCRETIONARY TOTAL		17,938,065
CONSUMER STAPLES – 9.1%
Beverages – 1.2%
Coca-Cola Co.	26,500	1,383,035
PepsiCo, Inc.	13,300	878,997
Beverages Total		2,262,032
Food & Staples Retailing – 1.4%
Kroger Co.	28,600	843,986
Sysco Corp.	10,900	356,866
Wal-Mart Stores, Inc.	28,400	1,360,928
Food & Staples Retailing Total		2,561,780
Food Products – 3.3%
Campbell Soup Co.	24,100	942,310
ConAgra Foods, Inc.	18,400	452,272
General Mills, Inc.	33,600	2,012,640
H.J. Heinz Co.	11,500	541,765
Kraft Foods, Inc., Class A	13,400	448,498
Sara Lee Corp.	90,300	1,481,823
Food Products Total		5,879,308
Household Products – 1.5%
Clorox Co.	7,600	509,808
Colgate-Palmolive Co.	11,000	745,140
Kimberly-Clark Corp.	2,500	177,925
Procter & Gamble Co.	19,000	1,221,890
Household Products Total		2,654,763
Personal Products – 0.2%
Estee Lauder Companies, Inc., Class A (a)	6,800	349,656
Personal Products Total		349,656
Tobacco – 1.5%
Altria Group, Inc.	19,300	1,330,156

2

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – (continued)
Reynolds American, Inc. (a)	21,300	1,368,738
Tobacco Total		2,698,894
CONSUMER STAPLES TOTAL		16,406,433
ENERGY – 9.5%
Energy Equipment & Services – 0.8%
BJ Services Co.	36,300	1,040,358
Halliburton Co.	5,000	158,850
Schlumberger Ltd.	4,500	332,235
Energy Equipment & Services Total		1,531,443
Oil, Gas & Consumable Fuels – 8.7%
Chevron Corp.	26,000	2,022,540
ConocoPhillips	20,500	1,421,675
Exxon Mobil Corp.	100,200	7,953,876
Hess Corp.	500	28,375
Marathon Oil Corp.	24,900	2,528,595
Occidental Petroleum Corp.	8,300	420,810
Sunoco, Inc.	7,200	543,816
Valero Energy Corp.	9,700	681,231
Oil, Gas & Consumable Fuels Total		15,600,918
ENERGY TOTAL		17,132,361
FINANCIALS – 20.6%
Capital Markets – 7.4%
Bear Stearns Companies, Inc.	15,500	2,413,350
Charles Schwab Corp.	19,000	363,280
E*TRADE Financial Corp. (b)	4,200	92,736
Goldman Sachs Group, Inc.	15,300	3,344,733
Lehman Brothers Holdings, Inc.	26,600	2,002,448
Merrill Lynch & Co., Inc.	30,900	2,788,107
Morgan Stanley	25,800	2,167,458
Northern Trust Corp.	500	31,475
Capital Markets Total		13,203,587
Commercial Banks – 2.7%
BB&T Corp.	4,900	203,938
Fifth Third Bancorp (a)	12,000	487,080
KeyCorp (a)	5,700	203,376
Regions Financial Corp. (a)	2,500	87,725
SunTrust Banks, Inc.	4,500	379,890
U.S. Bancorp	22,800	783,180
Wachovia Corp.	27,400	1,521,796

3

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
Wells Fargo & Co.	34,600	1,241,794
Commercial Banks Total		4,908,779
Consumer Finance – 0.0%
American Express Co.	100	6,067
Consumer Finance Total		6,067
Diversified Financial Services – 4.0%
CIT Group, Inc.	5,600	334,040
Citigroup, Inc.	82,700	4,434,374
JPMorgan Chase & Co.	45,300	2,360,130
Diversified Financial Services Total		7,128,544
Insurance – 5.2%
ACE Ltd.	3,000	178,380
Allstate Corp.	20,400	1,271,328
American International Group, Inc.	59,000	4,124,690
Genworth Financial, Inc., Class A	1,300	47,437
Hartford Financial Services Group, Inc.	1,400	141,680
MetLife, Inc.	6,800	446,760
Principal Financial Group, Inc.	2,500	158,725
Prudential Financial, Inc.	10,500	997,500
SAFECO Corp. (a)	15,900	1,061,166
Travelers Companies, Inc. (b)	3,700	200,170
XL Capital Ltd., Class A (a)	9,300	725,214
Insurance Total		9,353,050
Real Estate Investment Trusts (REITs) – 0.2%
Archstone-Smith Trust	3,400	177,174
ProLogis	2,600	168,480
Real Estate Investment Trusts (REITs) Total		345,654
Thrifts & Mortgage Finance – 1.1%
Countrywide Financial Corp.	28,500	1,056,780
Fannie Mae	7,200	424,224
Freddie Mac	5,600	362,768
Washington Mutual, Inc. (a)	3,300	138,534
Thrifts & Mortgage Finance Total		1,982,306
FINANCIALS TOTAL		36,927,987
HEALTH CARE – 11.5%
Biotechnology – 2.6%
Amgen, Inc. (b)	41,800	2,681,052
Biogen Idec, Inc. (b)	11,900	561,799

4

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Biotechnology – (continued)
Gilead Sciences, Inc. (b)	16,700	1,364,724
Biotechnology Total		4,607,575
Health Care Equipment & Supplies – 0.5%
Medtronic, Inc.	15,200	804,536
St. Jude Medical, Inc. (b)	2,200	94,138
Zimmer Holdings, Inc. (b)	500	45,240
Health Care Equipment & Supplies Total		943,914
Health Care Providers & Services – 3.5%
Aetna, Inc.	17,800	834,464
AmerisourceBergen Corp.	17,000	849,830
Coventry Health Care, Inc. (b)	10,500	607,215
Express Scripts, Inc. (b)	600	57,330
Humana, Inc. (b)	9,000	569,160
McKesson Corp.	3,800	223,554
Quest Diagnostics, Inc. (a)	10,400	508,456
WellPoint, Inc. (b)	33,400	2,637,598
Health Care Providers & Services Total		6,287,607
Health Care Technology – 0.0%
IMS Health, Inc.	1,700	49,861
Health Care Technology Total		49,861
Life Sciences Tools & Services – 0.1%
Applera Corp. - Applied Biosystems Group	4,700	146,828
PerkinElmer, Inc.	100	2,420
Life Sciences Tools & Services Total		149,248
Pharmaceuticals – 4.8%
Abbott Laboratories	6,700	379,354
Forest Laboratories, Inc. (b)	42,100	2,240,141
Johnson & Johnson	39,700	2,549,534
King Pharmaceuticals, Inc. (a)(b)	1,800	36,810
Merck & Co., Inc.	18,600	956,784
Pfizer, Inc.	95,500	2,526,930
Pharmaceuticals Total		8,689,553
HEALTH CARE TOTAL		20,727,758
INDUSTRIALS – 10.3%
Aerospace & Defense – 4.1%
Boeing Co.	8,900	827,700
General Dynamics Corp.	3,100	243,350
Honeywell International, Inc.	28,400	1,538,712
L-3 Communications Holdings, Inc.	300	26,979
Lockheed Martin Corp.	26,300	2,528,482

5

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Aerospace & Defense – (continued)
Northrop Grumman Corp.	1,100	81,004
Raytheon Co.	17,900	958,366
United Technologies Corp.	16,400	1,100,932
Aerospace & Defense Total		7,305,525
Air Freight & Logistics – 0.6%
FedEx Corp.	1,400	147,616
United Parcel Service, Inc., Class B	14,000	986,020
Air Freight & Logistics Total		1,133,636
Building Products – 0.1%
Masco Corp.	9,300	253,053
Building Products Total		253,053
Commercial Services & Supplies – 0.3%
R.R. Donnelley & Sons Co.	12,300	494,460
Commercial Services & Supplies Total		494,460
Electrical Equipment – 1.0%
Cooper Industries Ltd., Class A	11,600	577,216
Emerson Electric Co.	19,500	916,305
Rockwell Automation, Inc. (a)	5,100	303,654
Electrical Equipment Total		1,797,175
Industrial Conglomerates – 2.6%
3M Co.	7,600	629,052
General Electric Co.	73,500	2,709,210
Tyco International Ltd.	41,700	1,360,671
Industrial Conglomerates Total		4,698,933
Machinery – 0.7%
Danaher Corp.	1,000	71,190
Illinois Tool Works, Inc.	6,600	338,646
Ingersoll-Rand Co., Ltd., Class A	17,500	781,375
Parker Hannifin Corp.	1,200	110,568
Machinery Total		1,301,779
Road & Rail – 0.8%
Ryder System, Inc.	26,200	1,379,168
Road & Rail Total		1,379,168

6

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Trading Companies & Distributors – 0.1%
W.W. Grainger, Inc.	1,600	132,192
Trading Companies & Distributors Total		132,192
INDUSTRIALS TOTAL		18,495,921
INFORMATION TECHNOLOGY – 14.4%
Communications Equipment – 2.0%
Cisco Systems, Inc. (b)	88,200	2,358,468
Motorola, Inc.	24,500	424,585
QUALCOMM, Inc.	16,500	722,700
Communications Equipment Total		3,505,753
Computers & Peripherals – 4.1%
Apple Computer, Inc. (b)	8,500	848,300
Dell, Inc. (b)	29,300	738,653
Hewlett-Packard Co.	43,100	1,816,234
International Business Machines Corp.	24,700	2,524,587
Lexmark International, Inc., Class A (a)(b)	25,100	1,367,950
Computers & Peripherals Total		7,295,724
IT Services – 0.2%
Computer Sciences Corp. (a)(b)	2,200	122,188
Fiserv, Inc. (b)	2,300	122,291
Western Union Co.	8,800	185,240
IT Services Total		429,719
Semiconductors & Semiconductor Equipment – 2.6%
Applied Materials, Inc.	91,600	1,760,552
Intel Corp.	77,400	1,664,100
National Semiconductor Corp.	200	5,260
Novellus Systems, Inc. (a)(b)	2,500	80,925
Texas Instruments, Inc.	33,900	1,165,143
Semiconductors & Semiconductor Equipment Total		4,675,980
Software – 5.5%
Autodesk, Inc. (b)	13,700	565,399
BMC Software, Inc. (b)	11,000	356,070
Microsoft Corp. (c)	185,000	5,538,900
Oracle Corp. (b)	163,700	3,077,560
Symantec Corp. (b)	22,000	387,200
Software Total		9,925,129
INFORMATION TECHNOLOGY TOTAL		25,832,305
MATERIALS – 2.7%
Chemicals – 0.6%
Ashland, Inc.	1,800	107,910

7

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Chemicals – (continued)
Dow Chemical Co.	6,600	294,426
E.I. Du Pont de Nemours & Co.	5,000	245,850
PPG Industries, Inc.	6,000	441,480
Chemicals Total		1,089,666
Containers & Packaging – 0.2%
Pactiv Corp. (b)	8,100	280,098
Containers & Packaging Total		280,098
Metals & Mining – 1.6%
Alcoa, Inc.	15,400	546,546
Freeport-McMoRan Copper & Gold, Inc. (a)	8,100	543,996
Nucor Corp.	28,900	1,833,994
Metals & Mining Total		2,924,536
Paper & Forest Products – 0.3%
International Paper Co.	15,500	584,660
Paper & Forest Products Total		584,660
MATERIALS TOTAL		4,878,960
TELECOMMUNICATION SERVICES – 3.5%
Diversified Telecommunication Services – 3.1%
AT&T, Inc.	52,100	2,017,312
CenturyTel, Inc.	15,000	690,750
Verizon Communications, Inc.	74,400	2,840,592
Diversified Telecommunication Services Total		5,548,654
Wireless Telecommunication Services – 0.4%
ALLTEL Corp.	4,900	307,181
Sprint Nextel Corp.	21,900	438,657
Wireless Telecommunication Services Total		745,838
TELECOMMUNICATION SERVICES TOTAL		6,294,492
UTILITIES – 3.5%
Electric Utilities – 2.1%
Edison International	29,600	1,549,560
Exelon Corp.	4,100	309,181
FirstEnergy Corp. (a)	29,100	1,991,604
Electric Utilities Total		3,850,345
Independent Power Producers & Energy Traders – 0.6%
Constellation Energy Group, Inc.	11,400	1,015,968
Independent Power Producers & Energy Traders Total		1,015,968

8

	Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Multi-Utilities – 0.8%
CenterPoint Energy, Inc. (a)	38,500	724,955
NiSource, Inc. (a)	4,900	120,491
PG&E Corp.	9,800	495,880
Multi-Utilities Total		1,341,326
UTILITIES TOTAL		6,207,639
Total Common Stocks (cost of $147,144,955)		170,841,921
Securities Lending Collateral– 6.8%
State Street Navigator Securities Lending Prime Portfolio (d)	12,256,565	12,256,565

Total Securities Lending Collateral (cost of $12,256,565)		12,256,565

	Par ($)
Short-Term Obligation – 1.9%
Repurchase agreement with Fixed Income Clearing Corp., dated 04/30/07, due on 05/01/07, at 5.060%, collateralized by a U.S. Treasury Obligation maturing 07/31/11, market value of $3,463,892 (repurchase proceeds $3,391,477)	3,391,000	3,391,000

Total Short-Term Obligation (cost of $3,391,000)		3,391,000

9

Total Investments – 103.8% (cost of $162,792,520)(e)(f)	186,489,486

Other Assets & Liabilities, Net – (3.8)%	(6,831,450)

Net Assets – 100.0%	179,658,036

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	All or a portion of this security was on loan at April 30, 2007. The total market value of securities on loan at April 30, 2007 is $11,838,889.

(b)	Non-income producing security.

(c)	The security or a portion of the security is pledged as collateral for open futures contracts. At April 30, 2007, the total market value of securities pledged amounted to $784,940.

(d)	Investment made with cash collateral received from securities lending activity.

(e)	Cost for federal income tax purposes is $162,792,520.

(f)	Unrealized appreciation and depreciation at April 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$25,200,480	$(1,503,514)	$23,696,966

At April 30, 2007, the Fund held the following open long futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
S&P 500 Index	24	$8,930,400	$8,857,014	Jun-2007	$73,386

10

INVESTMENT PORTFOLIO

April 30, 2007 (Unaudited)	CMG High Yield Fund

	Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 96.5%
BASIC MATERIALS – 8.3%
Chemicals – 3.9%
Agricultural Chemicals – 0.7%
Mosaic Co.
7.625% 12/01/16(a)	420,000	448,350
		448,350
Chemicals-Diversified – 2.6%
EquiStar Chemicals LP
10.625% 05/01/11	500,000	527,500
Huntsman International LLC
6.875% 11/15/13(a)	165,000	231,922
7.875% 11/15/14(a)	235,000	245,575
Lyondell Chemical Co.
8.000% 09/15/14	220,000	230,450
8.250% 09/15/16	290,000	310,300
NOVA Chemicals Corp.
6.500% 01/15/12	330,000	316,800
		1,862,547
Chemicals-Specialty – 0.6%
Chemtura Corp.
6.875% 06/01/16	440,000	433,400
		433,400
Chemicals Total		2,744,297
Forest Products & Paper – 1.5%
Paper & Related Products – 1.5%
Boise Cascade LLC
7.125% 10/15/14	185,000	184,075
Cascades, Inc.
7.250% 02/15/13	250,000	253,750
Domtar, Inc.
7.125% 08/15/15	305,000	310,719
Georgia-Pacific Corp.
8.000% 01/15/24	330,000	333,300
		1,081,844
Forest Products & Paper Total		1,081,844
Iron/Steel – 1.4%
Steel-Producers – 1.4%
Russel Metals, Inc.
6.375% 03/01/14	470,000	451,200

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Iron/Steel – (continued)
Steel-Producers – (continued)
United States Steel Corp.
9.750% 05/15/10	545,000	572,250
		1,023,450
Iron/Steel Total		1,023,450
Metals & Mining – 1.5%
Diversified Minerals – 0.9%
FMG Finance Ltd.
10.625% 09/01/16(a)	520,000	608,400
		608,400
Metal-Diversified – 0.6%
Freeport-McMoRan Copper & Gold, Inc.
8.375% 04/01/17	420,000	459,375
		459,375
Metals & Mining Total		1,067,775
BASIC MATERIALS TOTAL		5,917,366
COMMUNICATIONS – 16.0%
Media – 8.7%
Broadcast Services/Programs – 0.4%
Clear Channel Communications, Inc.
4.900% 05/15/15	335,000	280,452
		280,452
Cable TV – 4.4%
Charter Communications Holdings II LLC
10.250% 09/15/10	395,000	420,675
CSC Holdings, Inc.
7.625% 04/01/11	345,000	355,781
7.625% 07/15/18	130,000	132,600
DirecTV Holdings LLC
6.375% 06/15/15	745,000	717,062
8.375% 03/15/13	110,000	116,050
EchoStar DBS Corp.
6.625% 10/01/14	1,110,000	1,126,650
Rogers Cable, Inc.
7.875% 05/01/12	270,000	295,988
		3,164,806
Multimedia – 1.5%
Lamar Media Corp.
7.250% 01/01/13	580,000	593,050

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Multimedia – (continued)
Quebecor Media, Inc.
7.750% 03/15/16	435,000	456,750
		1,049,800
Publishing-Periodicals – 1.6%
Dex Media West LLC
9.875% 08/15/13	210,000	228,638
Idearc, Inc.
8.000% 11/15/16(a)	305,000	317,963
R.H. Donnelley Corp.
10.875% 12/15/12	535,000	579,137
		1,125,738
Television – 0.8%
LIN Television Corp.
6.500% 05/15/13	400,000	394,000
Sinclair Broadcast Group, Inc.
8.000% 03/15/12	210,000	217,875
		611,875
Media Total		6,232,671
Telecommunication Services – 7.3%
Cellular Telecommunications – 0.9%
Nextel Communications, Inc.
7.375% 08/01/15	360,000	372,411
Rogers Wireless, Inc.
8.000% 12/15/12	245,000	261,537
		633,948
Satellite Telecommunications – 0.4%
Intelsat Bermuda Ltd.
9.250% 06/15/16	285,000	313,500
		313,500
Telecommunication Equipment – 0.7%
Lucent Technologies, Inc.
6.450% 03/15/29	600,000	546,000
		546,000
Telecommunication Services – 0.9%
Embarq Corp.
7.082% 06/01/16	155,000	160,137
7.995% 06/01/36	155,000	163,936
Time Warner Telecom Holdings, Inc.
9.250% 02/15/14	290,000	311,750
		635,823

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Telephone-Integrated – 4.4%
Cincinnati Bell, Inc.
7.000% 02/15/15	280,000	280,700
Citizens Communications Co.
7.875% 01/15/27(a)	425,000	442,000
Qwest Corp.
7.500% 10/01/14	580,000	613,350
7.500% 06/15/23	545,000	555,900
8.875% 03/15/12	455,000	502,775
Windstream Corp.
7.000% 03/15/19(a)	250,000	251,250
8.625% 08/01/16	440,000	482,900
		3,128,875
Telecommunication Services Total		5,258,146
COMMUNICATIONS TOTAL		11,490,817
CONSUMER CYCLICAL – 15.3%
Apparel – 0.9%
Apparel Manufacturers – 0.9%
Levi Strauss & Co.
9.750% 01/15/15	250,000	274,375
Phillips-Van Heusen Corp.
7.250% 02/15/11	365,000	374,125
		648,500
Apparel Total		648,500
Auto Parts & Equipment – 2.1%
Auto/Truck Parts & Equipment-Original – 1.3%
Accuride Corp.
8.500% 02/01/15	270,000	278,775
ArvinMeritor, Inc.
8.125% 09/15/15	255,000	253,725
TRW Automotive, Inc.
7.000% 03/15/14(a)	415,000	410,850
		943,350
Auto/Truck Parts & Equipment-Replacement – 0.4%
Commercial Vehicle Group, Inc.
8.000% 07/01/13	275,000	280,500
		280,500

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Auto Parts & Equipment – (continued)
Rubber-Tires – 0.4%
Goodyear Tire & Rubber Co.
8.625% 12/01/11(a)	125,000	135,000
9.000% 07/01/15	100,000	110,250
		245,250
Auto Parts & Equipment Total		1,469,100
Entertainment – 1.9%
Music – 1.1%
Steinway Musical Instruments, Inc.
7.000% 03/01/14(a)	360,000	356,400
WMG Acquisition Corp.
7.375% 04/15/14	460,000	441,600
		798,000
Racetracks – 0.8%
Speedway Motorsports, Inc.
6.750% 06/01/13	580,000	578,550
		578,550
Entertainment Total		1,376,550
Home Builders – 1.6%
Building-Residential/Commercial – 1.6%
K. Hovnanian Enterprises, Inc.
6.375% 12/15/14	665,000	606,812
KB Home
5.875% 01/15/15	615,000	565,800
		1,172,612
Home Builders Total		1,172,612
Home Furnishings – 0.5%
Home Furnishings – 0.5%
Sealy Mattress Co.
8.250% 06/15/14	345,000	363,113
		363,113
Home Furnishings Total		363,113
Leisure Time – 0.9%
Cruise Lines – 0.7%
Royal Caribbean Cruises Ltd.
6.875% 12/01/13	465,000	477,276
		477,276
Leisure & Recreational Products – 0.2%
K2, Inc.

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Leisure Time – (continued)
Leisure & Recreational Products – (continued)
7.375% 07/01/14	175,000	184,625
		184,625
Leisure Time Total		661,901
Lodging – 5.2%
Casino Hotels – 5.2%
Caesars Entertainment, Inc.
7.875% 03/15/10	255,000	267,113
Chukchansi Economic Development Authority
8.000% 11/15/13(a)	385,000	398,956
Galaxy Entertainment Finance Co., Ltd.
9.875% 12/15/12(a)	485,000	531,075
Harrah’s Operating Co., Inc.
5.625% 06/01/15	140,000	120,400
Las Vegas Sands Corp.
6.375% 02/15/15	400,000	389,500
MGM Mirage
7.625% 01/15/17	610,000	622,200
Mohegan Tribal Gaming Authority
6.875% 02/15/15	110,000	110,275
Seminole Hard Rock Entertainment, Inc.
7.848% 03/15/14(a)(b)	285,000	292,125
Station Casinos, Inc.
6.625% 03/15/18	250,000	228,750
6.875% 03/01/16	440,000	413,600
Wynn Las Vegas LLC
6.625% 12/01/14	375,000	375,937
		3,749,931
Lodging Total		3,749,931
Retail – 1.7%
Retail-Automobiles – 0.9%
AutoNation, Inc.
7.000% 04/15/14	235,000	236,175
Group 1 Automotive, Inc.
8.250% 08/15/13	365,000	377,775
		613,950

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
Retail-Convenience Store – 0.5%
Couche-Tard US LP
7.500% 12/15/13	345,000	356,212
		356,212
Retail-Propane Distributors – 0.3%
AmeriGas Partners LP
7.125% 05/20/16	245,000	248,063
		248,063
Retail Total		1,218,225
Textiles – 0.5%
Textile-Products – 0.5%
INVISTA
9.250% 05/01/12(a)	295,000	313,438
		313,438
Textiles Total		313,438
CONSUMER CYCLICAL TOTAL		10,973,370
CONSUMER NON-CYCLICAL – 12.6%
Agriculture – 0.5%
Tobacco – 0.5%
Reynolds American, Inc.
7.625% 06/01/16	305,000	333,697
		333,697
Agriculture Total		333,697
Beverages – 1.5%
Beverages-Non-Alcoholic – 0.9%
Cott Beverages, Inc.
8.000% 12/15/11	595,000	609,875
		609,875
Beverages-Wine/Spirits – 0.6%
Constellation Brands, Inc.
8.125% 01/15/12	425,000	440,937
		440,937
Beverages Total		1,050,812
Biotechnology – 0.4%
Medical-Biomedical/Gene – 0.4%
Bio-Rad Laboratories, Inc.
7.500% 08/15/13	295,000	305,694
		305,694
Biotechnology Total		305,694

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – 3.6%
Commercial Services – 0.5%
Iron Mountain, Inc.
7.750% 01/15/15	335,000	343,375
		343,375
Funeral Services & Related Items – 0.4%
Service Corp. International
6.750% 04/01/16	100,000	98,250
7.375% 10/01/14	215,000	223,600
		321,850
Printing-Commercial – 0.7%
Quebecor World Capital Corp.
8.750% 03/15/16(a)	470,000	480,575
		480,575
Private Corrections – 0.8%
Corrections Corp. of America
6.250% 03/15/13	415,000	415,000
7.500% 05/01/11	175,000	181,562
		596,562
Rental Auto/Equipment – 1.2%
Ashtead Capital, Inc.
9.000% 08/15/16(a)	355,000	381,625
United Rentals North America, Inc.
7.750% 11/15/13	425,000	442,000
		823,625
Commercial Services Total		2,565,987
Food – 1.4%
Food-Dairy Products – 0.8%
Dean Foods Co.
7.000% 06/01/16	535,000	541,688
		541,688
Food-Miscellaneous/Diversified – 0.6%
Del Monte Corp.
6.750% 02/15/15	460,000	461,150
		461,150
Food Total		1,002,838
Healthcare Products – 0.2%
Optical Supplies – 0.2%
Advanced Medical Optics, Inc.

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare Products – (continued)
Optical Supplies – (continued)
7.500% 05/01/17(a)	140,000	144,200
		144,200
Healthcare Products Total		144,200
Healthcare Services – 2.5%
Medical-Hospitals – 2.5%
HCA, Inc.
9.250% 11/15/16(a)	315,000	343,350
PIK,
9.625% 11/15/16(a)	880,000	960,300
Triad Hospitals, Inc.
7.000% 05/15/12	480,000	499,200
		1,802,850
Healthcare Services Total		1,802,850
Household Products/Wares – 0.9%
Consumer Products-Miscellaneous – 0.9%
American Greetings Corp.
7.375% 06/01/16	280,000	289,100
Jarden Corp.
7.500% 05/01/17	350,000	358,313
		647,413
Household Products/Wares Total		647,413
Pharmaceuticals – 1.6%
Medical-Drugs – 0.5%
Elan Finance PLC
8.875% 12/01/13(a)	330,000	339,900
		339,900
Medical-Generic Drugs – 0.7%
Mylan Laboratories, Inc.
6.375% 08/15/15	530,000	523,375
		523,375
Pharmacy Services – 0.4%
Omnicare, Inc.

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – (continued)
Pharmacy Services – (continued)
6.750% 12/15/13	310,000	308,450
		308,450
Pharmaceuticals Total		1,171,725
CONSUMER NON-CYCLICAL TOTAL		9,025,216
ENERGY – 14.9%
Coal – 2.0%
Coal – 2.0%
Arch Western Finance LLC
6.750% 07/01/13	690,000	684,825
Massey Energy Co.
6.875% 12/15/13	330,000	318,450
Peabody Energy Corp.
6.875% 03/15/13	455,000	460,687
		1,463,962
Coal Total		1,463,962
Oil & Gas – 6.3%
Oil & Gas Drilling – 0.8%
Pride International, Inc.
7.375% 07/15/14	535,000	549,044
		549,044
Oil Companies-Exploration & Production – 4.9%
Chesapeake Energy Corp.
6.375% 06/15/15	1,365,000	1,366,706
Compton Petroleum Corp.
7.625% 12/01/13	320,000	317,600
El Paso Production Holding Co.
7.750% 06/01/13	205,000	215,827
Newfield Exploration Co.
6.625% 09/01/14	595,000	597,975
OPTI Canada, Inc.
8.250% 12/15/14(a)	245,000	259,088
Pogo Producing Co.
6.625% 03/15/15	430,000	420,325
Quicksilver Resources, Inc.
7.125% 04/01/16	320,000	318,400
		3,495,921

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
Oil Refining & Marketing – 0.6%
Tesoro Corp.
6.625% 11/01/15	430,000	438,600
		438,600
Oil & Gas Total		4,483,565
Oil & Gas Services – 2.0%
Oil Field Machinery & Equipment – 0.8%
Grant Prideco, Inc.
6.125% 08/15/15	600,000	595,500
		595,500
Oil-Field Services – 1.2%
Universal Compression, Inc.
7.250% 05/15/10	835,000	845,438
		845,438
Oil & Gas Services Total		1,440,938
Pipelines – 4.6%
Pipelines – 4.6%
Atlas Pipeline Partners LP
8.125% 12/15/15	315,000	327,600
Colorado Interstate Gas Co.
6.800% 11/15/15	555,000	591,927
El Paso Performance-Linked Trust
7.750% 07/15/11(a)	180,000	191,700
MarkWest Energy Partners LP
6.875% 11/01/14	715,000	702,487
Williams Companies, Inc.
6.375% 10/01/10(a)	350,000	356,563
7.750% 06/15/31	705,000	759,637
8.125% 03/15/12	330,000	359,700
		3,289,614
Pipelines Total		3,289,614
ENERGY TOTAL		10,678,079
FINANCIALS – 6.7%
Diversified Financial Services – 4.2%
Finance-Auto Loans – 2.4%
GMAC LLC
8.000% 11/01/31	1,590,000	1,706,603
		1,706,603
Finance-Investment Banker/Broker – 1.2%
E*Trade Financial Corp.

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Finance-Investment Banker/Broker – (continued)
7.375% 09/15/13	555,000	579,281
LaBranche & Co., Inc.
11.000% 05/15/12	295,000	321,550
		900,831
Special Purpose Entity – 0.6%
NSG Holdings LLC
7.750% 12/15/25(a)	415,000	436,787
		436,787
Diversified Financial Services Total		3,044,221
Insurance – 0.6%
Property/Casualty Insurance – 0.6%
Crum & Forster Holdings Corp.
7.750% 05/01/17(a)(c)	425,000	427,125
		427,125
Insurance Total		427,125
Real Estate Investment Trusts (REITs) – 1.9%
REITS-Hotels – 1.0%
Host Marriott LP
6.375% 03/15/15	740,000	742,775
		742,775
REITS-Regional Malls – 0.9%
Rouse Co. LP
6.750% 05/01/13(a)	595,000	607,422
		607,422
Real Estate Investment Trusts (REITs) Total		1,350,197
FINANCIALS TOTAL		4,821,543
INDUSTRIALS – 16.7%
Aerospace & Defense – 2.1%
Aerospace/Defense-Equipment – 1.3%
DRS Technologies, Inc.
6.625% 02/01/16	420,000	424,200
Sequa Corp.
9.000% 08/01/09	485,000	512,888
		937,088
Electronics-Military – 0.8%
L-3 Communications Corp.

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Aerospace & Defense – (continued)
Electronics-Military – (continued)
6.375% 10/15/15	575,000	572,125
		572,125
Aerospace & Defense Total		1,509,213
Electrical Components & Equipment – 0.9%
Wire & Cable Products – 0.9%
Belden CDT, Inc.
7.000% 03/15/17(a)	355,000	363,073
General Cable Corp.
7.125% 04/01/17(a)	145,000	147,175
7.725% 04/01/15(a)(b)	145,000	146,450
		656,698
Electrical Components & Equipment Total		656,698
Electronics – 1.2%
Electronic Components-Miscellaneous – 1.2%
Flextronics International Ltd.
6.250% 11/15/14	410,000	397,700
NXP BV/NXP Funding LLC
7.875% 10/15/14(a)	415,000	431,600
		829,300
Electronics Total		829,300
Environmental Control – 1.8%
Non-Hazardous Waste Disposal – 1.8%
Allied Waste North America, Inc.
7.125% 05/15/16	1,250,000	1,281,250
		1,281,250
Environmental Control Total		1,281,250
Machinery-Construction & Mining – 0.5%
Machinery-Construction & Mining – 0.5%
Terex Corp.
7.375% 01/15/14	320,000	334,400
		334,400
Machinery-Construction & Mining Total		334,400
Machinery-Diversified – 1.3%
Machinery-General Industry – 1.3%
Manitowoc Co., Inc.
7.125% 11/01/13	585,000	599,625
Westinghouse Air Brake Technologies Corp.

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Machinery-Diversified – (continued)
Machinery-General Industry – (continued)
6.875% 07/31/13	330,000	331,650
		931,275
Machinery-Diversified Total		931,275
Miscellaneous Manufacturing – 1.9%
Diversified Manufacturing Operators – 1.5%
Bombardier, Inc.
6.300% 05/01/14(a)	620,000	598,300
Trinity Industries, Inc.
6.500% 03/15/14	495,000	492,525
		1,090,825
Miscellaneous Manufacturing – 0.4%
American Railcar Industries, Inc.
7.500% 03/01/14(a)	265,000	274,606
		274,606
Miscellaneous Manufacturing Total		1,365,431
Packaging & Containers – 3.5%
Containers-Metal/Glass – 3.5%
Ball Corp.
6.875% 12/15/12	335,000	342,538
Crown Americas LLC & Crown Americas Capital Corp.
7.750% 11/15/15	525,000	555,187
Owens-Illinois, Inc.
7.500% 05/15/10	1,130,000	1,158,250
Silgan Holdings, Inc.
6.750% 11/15/13	460,000	455,400
		2,511,375
Packaging & Containers Total		2,511,375
Transportation – 3.5%
Transportation-Marine – 2.7%
Overseas Shipholding Group
8.250% 03/15/13	635,000	666,750
Stena AB
7.500% 11/01/13	660,000	673,200
Teekay Shipping Corp.
8.875% 07/15/11	560,000	602,000
		1,941,950

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Transportation – (continued)
Transportation-Services – 0.8%
Bristow Group, Inc.
6.125% 06/15/13	610,000	588,650
		588,650
Transportation Total		2,530,600
INDUSTRIALS TOTAL		11,949,542
TECHNOLOGY – 1.0%
Semiconductors – 1.0%
Electronic Components-Semiconductors – 1.0%
Freescale Semiconductor, Inc.
10.125% 12/15/16(a)	295,000	297,950
PIK,
9.125% 12/15/14(a)	405,000	402,975
		700,925
Semiconductors Total		700,925
TECHNOLOGY TOTAL		700,925
UTILITIES – 5.0%
Electric – 5.0%
Electric-Generation – 1.9%
AES Corp.
7.750% 03/01/14	1,285,000	1,358,888
		1,358,888
Electric-Integrated – 1.0%
CMS Energy Corp.
6.875% 12/15/15	310,000	322,400
8.500% 04/15/11	260,000	283,725
TECO Energy, Inc.
7.000% 05/01/12	125,000	133,125
		739,250
Independent Power Producer – 2.1%
Dynegy Holdings, Inc.
7.125% 05/15/18	330,000	319,275
Mirant North America LLC
7.375% 12/31/13	545,000	576,337
NRG Energy, Inc.
7.250% 02/01/14	130,000	134,550
7.375% 02/01/16	380,000	394,725

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Independent Power Producer – (continued)
7.375% 01/15/17	60,000	62,176
		1,487,063
Electric Total		3,585,201
UTILITIES TOTAL		3,585,201

Total Corporate Fixed-Income Bonds & Notes (cost of $68,833,186)		69,142,059
Municipal Bonds – 0.4%
Other – 0.4%
Tobacco – 0.4%
VA Tobacco Settlement Financing Corp.
Series 2007 A1,
6.706% 06/01/46	275,000	276,301
Tobacco Total		276,301
OTHER TOTAL		276,301
Total Municipal Bonds (cost of $274,973)		276,301

Total Investments – 96.9% (cost of $69,108,159)(d)(e)		69,418,360

Other Assets & Liabilities, Net – 3.1%		2,222,384

Net Assets – 100.0%		71,640,744

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities, which are not illiquid, amounted to $12,574,068, which represents 17.6% of net assets.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at April 30, 2007.

(c)	Security purchased on a delayed delivery basis.

(d)	Cost for federal income tax purposes is $69,108,159.

(e)	Unrealized appreciation and depreciation at April 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$1,283,308	$(973,107)	$310,201

At April 30, 2007, the Fund had entered into the following forward currency exchange contracts:

Forward Currency		Aggregate	Settlement	Unrealized
Contracts to Sell	Value	Face Value	Date	Depreciation
EUR	$225,317	$221,810	05/16/07	$(3,507)

Acronym	Name

EUR	Euro Currency
PIK	Payment-In-Kind

INVESTMENT PORTFOLIO

April 30, 2007 (Unaudited)	CMG International Stock Fund

	Shares	Value ($)*
Common Stocks – 98.5%
CONSUMER DISCRETIONARY – 11.2%
Auto Components – 2.2%
Continental AG	6,682	931,999
Denso Corp.	27,500	972,065
Stanley Electric Co., Ltd.	35,600	706,326
Auto Components Total		2,610,390
Automobiles – 3.2%
Peugeot SA	14,309	1,160,061
Suzuki Motor Corp.	29,400	837,060
Toyota Motor Corp.	30,000	1,827,711
Automobiles Total		3,824,832
Hotels, Restaurants & Leisure – 0.5%
Genting Bhd	268,000	661,211
Hotels, Restaurants & Leisure Total		661,211
Household Durables – 1.8%
JM AB	15,000	513,597
Makita Corp.	14,300	546,121
Matsushita Electric Industrial Co., Ltd.	54,000	1,043,928
Household Durables Total		2,103,646
Leisure Equipment & Products – 1.3%
FUJIFILM Holdings Corp.	28,400	1,164,590
Nikon Corp.	20,000	458,716
Leisure Equipment & Products Total		1,623,306
Media – 1.3%
Vivendi	36,955	1,523,195
Media Total		1,523,195
Textiles, Apparel & Luxury Goods – 0.9%
Nisshinbo Industries, Inc.	80,000	1,037,048
Textiles, Apparel & Luxury Goods Total		1,037,048
CONSUMER DISCRETIONARY TOTAL		13,383,628
CONSUMER STAPLES – 5.8%
Beverages – 1.7%
Fomento Economico Mexicano SAB de CV, ADR	8,100	872,289
Heineken NV	22,409	1,196,884
Beverages Total		2,069,173
Food & Staples Retailing – 2.6%
Kesko Oyj, Class B	13,684	946,086
Massmart Holdings Ltd.	79,549	1,102,353

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food & Staples Retailing – (continued)
Metro, Inc., Class A	31,274	1,091,871
Food & Staples Retailing Total		3,140,310
Food Products – 0.9%
China Milk Products Group Ltd. (a)	513,000	361,185
Toyo Suisan Kaisha Ltd.	36,000	717,093
Food Products Total		1,078,278
Tobacco – 0.6%
Imperial Tobacco Group PLC	15,564	674,297
Tobacco Total		674,297
CONSUMER STAPLES TOTAL		6,962,058
ENERGY – 8.1%
Energy Equipment & Services – 0.9%
TGS Nopec Geophysical Co., ASA (a)	48,500	1,105,498
Energy Equipment & Services Total		1,105,498
Oil, Gas & Consumable Fuels – 7.2%
BP PLC, ADR	24,088	1,621,604
PetroChina Co., Ltd., Class H	874,000	981,152
Royal Dutch Shell PLC, Class A	10,527	366,811
Royal Dutch Shell PLC, Class B	38,878	1,377,639
Statoil ASA	30,900	867,767
Total SA	33,457	2,470,183
Yanzhou Coal Mining Co., Ltd., Class H	862,000	889,394
Oil, Gas & Consumable Fuels Total		8,574,550
ENERGY TOTAL		9,680,048
FINANCIALS – 30.8%
Capital Markets – 4.1%
Credit Suisse Group, Registered Shares	17,766	1,396,094
Daiwa Securities Group, Inc.	107,000	1,190,198
Deutsche Bank AG, Registered Shares	11,587	1,785,248
UBS AG, Registered Shares	8,481	549,670
Capital Markets Total		4,921,210
Commercial Banks – 18.0%
ABN AMRO Holding NV	11,025	537,636
Australia & New Zealand Banking Group Ltd.	27,652	701,775
Banco Bilbao Vizcaya Argentaria SA	80,837	1,925,460
Banco Santander Central Hispano SA	116,834	2,082,707
Bank of Ireland	50,184	1,082,514

2

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
Barclays PLC	138,156	1,989,607
BNP Paribas	15,729	1,820,372
Bumiputra-Commerce Holdings Berhad	179,800	562,872
Depfa Bank PLC	38,409	714,559
HBOS PLC	50,241	1,078,386
HSBC Holdings PLC	86,495	1,597,471
Industrial Bank of Korea	30,710	612,485
Mitsubishi UFJ Financial Group, Inc.	55	575,005
Mizuho Financial Group, Inc.	77	463,948
Societe Generale	8,849	1,872,955
Sumitomo Mitsui Financial Group, Inc.	77	673,734
Swedbank AB, Class A	21,700	833,647
United Overseas Bank Ltd.	100,000	1,396,692
Westpac Banking Corp.	47,043	1,051,832
Commercial Banks Total		21,573,657
Consumer Finance – 0.7%
ORIX Corp.	3,160	841,764
Consumer Finance Total		841,764
Diversified Financial Services – 2.3%
Fortis	25,171	1,127,376
ING Groep NV	35,324	1,603,536
Diversified Financial Services Total		2,730,912
Insurance – 4.7%
Aviva PLC	56,149	880,934
Axis Capital Holdings Ltd.	29,193	1,083,060
Baloise Holding AG, Registered Shares	9,989	1,085,893
Brit Insurance Holdings PLC	69,202	488,534
Milano Assicurazioni SpA	83,120	817,273
Swiss Reinsurance, Registered Shares	12,972	1,223,000
Insurance Total		5,578,694
Real Estate Management & Development – 1.0%
Swire Pacific Ltd., Class A	71,500	817,411
Yanlord Land Group Ltd.	235,000	365,494
Real Estate Management & Development Total		1,182,905
FINANCIALS TOTAL		36,829,142
HEALTH CARE – 9.1%
Pharmaceuticals – 9.1%
AstraZeneca PLC	32,670	1,777,888
Biovail Corp.	55,332	1,349,547
GlaxoSmithKline PLC	13,935	403,190

3

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
Hisamitsu Pharmaceutical Co., Inc.	19,800	590,608
Kyowa Hakko Kogyo Co., Ltd.	52,000	485,719
Novartis AG, Registered Shares	39,969	2,326,768
Novo-Nordisk A/S, Class B	4,000	390,820
Ono Pharmaceutical Co., Ltd.	13,200	731,517
Roche Holding AG, Genusschein Shares	8,387	1,582,125
Takeda Pharmaceutical Co., Ltd.	19,900	1,289,970
Pharmaceuticals Total		10,928,152
HEALTH CARE TOTAL		10,928,152
INDUSTRIALS – 11.9%
Aerospace & Defense – 1.9%
European Aeronautic Defence & Space Co. NV	9,019	288,941
MTU Aero Engines Holding AG	12,195	707,901
Rolls-Royce Group PLC	125,651	1,200,668
Rolls-Royce Group PLC, Class B(b)	7,254,308	14,506
Aerospace & Defense Total		2,212,016
Airlines – 0.5%
British Airways PLC (a)	65,096	654,670
Airlines Total		654,670
Building Products – 1.5%
Geberit AG, Registered Shares	724	1,283,615
KCC Corp.	1,164	477,832
Building Products Total		1,761,447
Electrical Equipment – 2.0%
Mitsubishi Electric Corp.	91,000	882,135
Schneider Electric SA	10,942	1,541,432
Electrical Equipment Total		2,423,567
Machinery – 5.1%
Georg Fischer AG, Registered Shares (a)	1,272	977,650
Heidelberger Druckmaschinen AG	23,840	1,126,189
Komatsu Ltd.	27,100	642,771
Mori Seiki Co., Ltd.	15,000	394,644
SKF AB, Class B	48,600	1,060,009
Sulzer AG, Registered Shares	374	492,153
Volvo AB, Class B Redemption Shares (a)(b)	14,400	53,731
Volvo AB, Class B	72,000	1,398,296
Machinery Total		6,145,443

4

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – 0.5%
Central Japan Railway Co.	50	549,721
Road & Rail Total		549,721
Trading Companies & Distributors – 0.4%
Hitachi High-Technologies Corp.	19,800	513,910
Trading Companies & Distributors Total		513,910
INDUSTRIALS TOTAL		14,260,774
INFORMATION TECHNOLOGY – 4.9%
Communications Equipment – 1.4%
Nokia Oyj	67,437	1,704,780
Communications Equipment Total		1,704,780
Electronic Equipment & Instruments – 0.7%
Kyocera Corp.	8,100	787,022
Electronic Equipment & Instruments Total		787,022
IT Services – 0.9%
CGI Group, Inc., Class A (a)	66,100	589,594
Nomura Research Institute Ltd.	17,500	466,714
IT Services Total		1,056,308
Office Electronics – 1.6%
Brother Industries Ltd.	83,000	1,129,083
Canon, Inc.	13,800	771,565
Office Electronics Total		1,900,648
Semiconductors & Semiconductor Equipment – 0.3%
Infineon Technologies AG (a)	24,428	380,923
Semiconductors & Semiconductor Equipment Total		380,923
INFORMATION TECHNOLOGY TOTAL		5,829,681
MATERIALS – 7.8%
Chemicals – 3.1%
BASF AG	15,685	1,861,389
Linde AG	7,741	867,942
Shin-Etsu Chemical Co., Ltd.	14,700	951,253
Chemicals Total		3,680,584
Metals & Mining – 4.7%
BHP Billiton PLC	31,416	700,614
JFE Holdings, Inc.	15,800	858,033
Rio Tinto PLC	10,381	632,862
Salzgitter AG	8,873	1,469,245
SSAB Svenskt Stal AB, Series A	29,600	1,042,901

5

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – (continued)
Yamato Kogyo Co., Ltd.	29,600	967,410
Metals & Mining Total		5,671,065
MATERIALS TOTAL		9,351,649
TELECOMMUNICATION SERVICES – 5.4%
Diversified Telecommunication Services – 4.1%
Belgacom SA	14,292	629,058
Bezeq Israeli Telecommunication Corp., Ltd.	529,739	841,425
Chunghwa Telecom Co., Ltd., ADR	38,186	759,901
Nippon Telegraph & Telephone Corp.	137	681,787
Telefonica O2 Czech Republic AS	45,422	1,360,430
Telekomunikacja Polska SA	83,513	667,499
Diversified Telecommunication Services Total		4,940,100
Wireless Telecommunication Services – 1.3%
China Mobile Ltd.	61,000	549,827
Philippine Long Distance Telephone Co., ADR	9,254	494,256
Taiwan Mobile Co., Ltd	525,000	544,312
Wireless Telecommunication Services Total		1,588,395
TELECOMMUNICATION SERVICES TOTAL		6,528,495
UTILITIES – 3.5%
Electric Utilities – 2.8%
British Energy Group PLC (a)	86,936	895,596
E.ON AG	12,643	1,903,053
Tenaga Nasional Bhd	171,900	569,278
Electric Utilities Total		3,367,927
Gas Utilities – 0.7%
Tokyo Gas Co., Ltd.	161,000	806,340
Gas Utilities Total		806,340
UTILITIES TOTAL		4,174,267

Total Common Stocks (cost of $89,759,265)		117,927,894
Investment Company – 0.5%
iShares MSCI EAFE Index Fund	7,651	605,424

Total Investment Companies (cost of $476,707)		605,424

6

	Units	Value ($)
Rights – 0.0%
CONSUMER DISCRETIONARY – 0.0%
Household Durables – 0.0%
JM AB (a)(b)	15,000	5,507
Household Durables Total		5,507
CONSUMER DISCRETIONARY TOTAL		5,507
Total Rights (cost of $—)		5,507

	Par ($)
Short-Term Obligation – 0.6%
Repurchase agreement with Fixed Income Clearing Corp., dated 04/30/07, due on 05/01/07, at 5.060%, collateralized by a U.S. Treasury Obligation maturing 04/30/09, market value $783,038 (repurchase proceeds $766,108)	766,000	766,000

Total Short-Term Obligation (cost of $766,000)		766,000

7

Total Investments – 99.6% (cost of $91,001,972)(c)(d)	119,304,825

Other Assets & Liabilities, Net – 0.4%	420,920

Net Assets – 100.0%	119,725,745

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(c)	Cost for federal income tax purposes is $91,001,972.

(d)	Unrealized appreciation and depreciation at April 30,2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$28,735,488	$(432,635)	$28,302,853

At April 30, 2007, the Fund had entered into the following forward currency exchange contracts:

				Unrealized
Forward Currency		Aggregate	Settlement	Appreciation
Contracts to Buy	Value	Face Value	Date	(Depreciation)
AUD	$5,027,930	$4,891,628	06/28/07	$136,302
AUD	119,416	120,558	06/28/07	(1,142)

8

AUD	120,246	120,669	06/28/07	(423)
CAD	359,226	344,588	06/28/07	14,638
DKK	461,894	452,779	06/28/07	9,115
EUR	5,082,467	4,990,960	06/28/07	91,507
EUR	1,173,508	1,149,085	06/28/07	24,423
EUR	701,643	692,863	06/28/07	8,780
GBP	11,072,243	10,891,225	06/28/07	181,018
GBP	117,939	115,772	06/28/07	2,167
GBP	601,687	593,843	06/28/07	7,844
JPY	358,065	360,525	06/28/07	(2,460)
NOK	120,542	120,326	06/28/07	216
SEK	615,051	597,892	06/28/07	17,159
SEK	121,273	120,276	06/28/07	997
SEK	361,724	360,489	06/28/07	1,235
				$491,376

				Unrealized
Forward Currency		Aggregate	Settlement	Appreciation
Contracts to Sell	Value	Face Value	Date	(Depreciation)
CAD	$3,187,005	$3,054,657	06/28/07	$(132,348)
CHF	1,698,369	1,699,467	06/28/07	1,098
CHF	690,664	686,347	06/28/07	(4,317)
CHF	116,497	115,540	06/28/07	(957)
CZK	1,140,359	1,129,260	06/28/07	(11,099)
CZK	115,995	115,394	06/28/07	(601)
EUR	484,175	476,502	06/28/07	(7,673)
GBP	961,500	962,361	06/28/07	861
ILS	470,927	452,276	06/28/07	(18,651)
ILS	351,516	348,373	06/28/07	(3,143)
JPY	999,493	1,019,054	06/28/07	19,561
JPY	704,409	710,799	06/28/07	6,390
JPY	114,694	115,015	06/28/07	321
JPY	236,937	238,741	06/28/07	1,804
KRW	1,027,249	1,019,399	06/28/07	(7,850)
MXN	458,057	454,262	06/28/07	(3,795)
MYR	1,034,511	1,023,782	06/28/07	(10,729)
MYR	579,678	573,832	06/28/07	(5,846)
NOK	1,163,332	1,134,470	06/28/07	(28,862)
PHP	347,044	341,463	06/28/07	(5,581)
PLN	588,881	565,436	06/28/07	(23,445)
SEK	2,697,211	2,603,060	06/28/07	(94,151)
SGD	453,477	455,118	06/28/07	1,641
TWD	1,677,653	1,691,620	06/28/07	13,967
ZAR	469,518	458,439	06/28/07	(11,079)
				$(324,484)

Acronym	Name

ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso

9

MYR	Malaysian Ringgit
NOK	Norwegian Krone
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
ZAR	South African Rand

10

INVESTMENT PORTFOLIO

April 30, 2007 (Unaudited)	CMG Large Cap Growth Fund

	Shares	Value ($)*
Common Stocks – 98.0%
CONSUMER DISCRETIONARY – 13.1%
Auto Components – 0.8%
Goodyear Tire & Rubber Co. (a)	10,330	343,576
Auto Components Total		343,576
Diversified Consumer Services – 0.4%
Sotheby’s	3,754	193,781
Diversified Consumer Services Total		193,781
Hotels, Restaurants & Leisure – 1.7%
Las Vegas Sands Corp. (a)	3,558	303,106
Starwood Hotels & Resorts Worldwide, Inc.	6,830	457,747
Hotels, Restaurants & Leisure Total		760,853
Household Durables – 0.6%
Sony Corp., ADR	4,960	264,170
Household Durables Total		264,170
Media – 3.2%
Lamar Advertising Co., Class A	4,650	280,581
News Corp., Class A	15,160	339,432
Time Warner, Inc.	24,320	501,722
Viacom, Inc., Class B (a)	7,530	310,612
Media Total		1,432,347
Multiline Retail – 2.7%
Nordstrom, Inc.	9,690	532,175
Target Corp.	11,260	668,506
Multiline Retail Total		1,200,681
Specialty Retail – 3.2%
GameStop Corp., Class A (a)	17,290	573,510
J Crew Group, Inc. (a)	7,369	298,371
Limited Brands, Inc.	8,690	239,583
Urban Outfitters, Inc. (a)	12,270	316,075
Specialty Retail Total		1,427,539
Textiles, Apparel & Luxury Goods – 0.5%
Polo Ralph Lauren Corp.	2,500	230,275
Textiles, Apparel & Luxury Goods Total		230,275
CONSUMER DISCRETIONARY TOTAL		5,853,222
CONSUMER STAPLES – 11.5%
Beverages – 3.1%
Coca-Cola Co.	15,910	830,343
Fomento Economico Mexicano SA de CV, ADR	2,360	254,148

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Beverages – (continued)
PepsiCo, Inc.	4,800	317,232
Beverages Total		1,401,723
Food & Staples Retailing – 2.3%
CVS / Caremark Corp.	17,550	636,012
Kroger Co.	13,880	409,599
Food & Staples Retailing Total		1,045,611
Food Products – 0.9%
Archer-Daniels-Midland Co.	10,320	399,384
Food Products Total		399,384
Household Products – 2.5%
Clorox Co.	3,330	223,376
Colgate-Palmolive Co.	6,460	437,601
Procter & Gamble Co.	6,810	437,951
Household Products Total		1,098,928
Personal Products – 1.5%
Avon Products, Inc.	17,360	690,928
Personal Products Total		690,928
Tobacco – 1.2%
Altria Group, Inc.	7,440	512,765
Tobacco Total		512,765
CONSUMER STAPLES TOTAL		5,149,339
ENERGY – 6.1%
Energy Equipment & Services – 2.1%
Transocean, Inc. (a)	5,800	499,960
Weatherford International Ltd. (a)	8,240	432,518
Energy Equipment & Services Total		932,478
Oil, Gas & Consumable Fuels – 4.0%
Devon Energy Corp.	5,840	425,561
Hess Corp.	6,950	394,412
Southwestern Energy Co. (a)	6,540	274,680
Valero Energy Corp.	4,340	304,798
XTO Energy, Inc.	7,050	382,604
Oil, Gas & Consumable Fuels Total		1,782,055
ENERGY TOTAL		2,714,533
FINANCIALS – 7.3%
Capital Markets – 3.6%
Goldman Sachs Group, Inc.	2,160	472,197
Merrill Lynch & Co., Inc.	4,920	443,932

2

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Capital Markets – (continued)
State Street Corp.	10,020	690,077
Capital Markets Total		1,606,206
Commercial Banks – 0.9%
Wachovia Corp.	7,750	430,435
Commercial Banks Total		430,435
Diversified Financial Services – 0.5%
Chicago Mercantile Exchange Holdings, Inc., Class A	400	206,700
Diversified Financial Services Total		206,700
Insurance – 2.3%
Ambac Financial Group, Inc.	4,040	370,872
Prudential Financial, Inc.	3,570	339,150
W.R. Berkley Corp.	9,810	318,727
Insurance Total		1,028,749
FINANCIALS TOTAL		3,272,090
HEALTH CARE – 17.0%
Biotechnology – 1.8%
Celgene Corp. (a)	6,140	375,523
Genentech, Inc. (a)	3,690	295,163
Isis Pharmaceuticals, Inc. (a)	15,180	155,291
Biotechnology Total		825,977
Health Care Equipment & Supplies – 3.5%
Cytyc Corp. (a)	10,550	371,676
Medtronic, Inc.	11,920	630,926
Zimmer Holdings, Inc. (a)	6,370	576,358
Health Care Equipment & Supplies Total		1,578,960
Health Care Providers & Services – 4.2%
Express Scripts, Inc. (a)	6,150	587,633
McKesson Corp.	6,610	388,866
UnitedHealth Group, Inc.	12,630	670,148
WellPoint, Inc. (a)	2,760	217,957
Health Care Providers & Services Total		1,864,604
Life Sciences Tools & Services – 1.4%
Thermo Fisher Scientific, Inc. (a)	11,960	622,637
Life Sciences Tools & Services Total		622,637
Pharmaceuticals – 6.1%
Abbott Laboratories	7,550	427,481
Johnson & Johnson	10,700	687,154
Merck & Co., Inc.	15,450	794,748
Pfizer, Inc.	12,620	333,925

3

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
Schering-Plough Corp.	15,420	489,277
Pharmaceuticals Total		2,732,585
HEALTH CARE TOTAL		7,624,763
INDUSTRIALS – 10.6%
Aerospace & Defense – 4.2%
Boeing Co.	7,600	706,800
Honeywell International, Inc.	4,270	231,349
Precision Castparts Corp.	3,390	352,933
United Technologies Corp.	9,050	607,526
Aerospace & Defense Total		1,898,608
Commercial Services & Supplies – 1.9%
Equifax, Inc.	14,660	583,468
Waste Management, Inc.	6,810	254,762
Commercial Services & Supplies Total		838,230
Industrial Conglomerates – 1.9%
General Electric Co.	23,650	871,739
Industrial Conglomerates Total		871,739
Machinery – 2.6%
Caterpillar, Inc.	9,540	692,795
Eaton Corp.	5,250	468,352
Machinery Total		1,161,147
INDUSTRIALS TOTAL		4,769,724
INFORMATION TECHNOLOGY – 27.1%
Communications Equipment – 5.5%
Cisco Systems, Inc. (a)	47,700	1,275,498
CommScope, Inc. (a)	6,000	279,900
Corning, Inc. (a)	16,060	380,943
QUALCOMM, Inc.	11,810	517,278
Communications Equipment Total		2,453,619
Computers & Peripherals – 5.8%
Apple, Inc. (a)	8,350	833,330
Dell, Inc. (a)	13,880	349,915
EMC Corp. (a)	35,880	544,659
Hewlett-Packard Co.	12,060	508,208
International Business Machines Corp.	3,700	378,177
Computers & Peripherals Total		2,614,289
Electronic Equipment & Instruments – 0.8%
Agilent Technologies, Inc. (a)	9,660	332,014
Electronic Equipment & Instruments Total		332,014

4

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Internet Software & Services – 5.6%
Akamai Technologies, Inc. (a)	4,120	181,610
eBay, Inc. (a)	22,610	767,383
Google, Inc., Class A (a)	2,408	1,135,083
Yahoo!, Inc. (a)	15,630	438,265
Internet Software & Services Total		2,522,341
IT Services – 1.0%
Cognizant Technology Solutions Corp., Class A (a)	5,170	462,198
IT Services Total		462,198
Semiconductors & Semiconductor Equipment – 4.4%
Intel Corp.	32,300	694,450
Intersil Corp., Class A	11,370	338,712
MEMC Electronic Materials, Inc. (a)	6,680	366,599
Tessera Technologies, Inc. (a)	5,210	222,936
Texas Instruments, Inc.	9,460	325,140
Semiconductors & Semiconductor Equipment Total		1,947,837
Software – 4.0%
Adobe Systems, Inc. (a)	8,790	365,313
Microsoft Corp.	32,930	985,924
Oracle Corp. (a)	23,790	447,252
Software Total		1,798,489
INFORMATION TECHNOLOGY TOTAL		12,130,787
MATERIALS – 2.3%
Chemicals – 1.7%
E.I. Du Pont de Nemours & Co.	9,860	484,816
Monsanto Co.	4,908	289,523
Chemicals Total		774,339
Metals & Mining – 0.6%
Freeport-McMoRan Copper & Gold, Inc., Class B	3,650	245,134
Metals & Mining Total		245,134
MATERIALS TOTAL		1,019,473
TELECOMMUNICATION SERVICES – 3.0%
Diversified Telecommunication Services – 1.0%
Level 3 Communications, Inc. (a)	28,815	160,211
Time Warner Telecom, Inc., Class A (a)	14,488	297,004
Diversified Telecommunication Services Total		457,215
Wireless Telecommunication Services – 2.0%
American Tower Corp., Class A (a)	12,020	456,760
MetroPCS Communications, Inc. (a)	310	8,696

5

	Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)

Wireless Telecommunication Services – (continued)
NII Holdings, Inc. (a)	5,650	433,637
	Wireless Telecommunication Services Total	899,093
	TELECOMMUNICATION SERVICES TOTAL	1,356,308
Total Common Stocks (cost of $38,552,262)		43,890,239

		Par ($)
Short-Term Obligation – 1.6%
	Repurchase agreement with Fixed Income Clearing Corp., dated 04/30/07, due on 05/01/07, at 5.060%, collateralized by a U.S. Treasury Obligation maturing 08/15/09, market value of $739,787 (repurchase proceeds $724,102)	724,000	724,000

	Total Short-Term Obligation (cost of $724,000)		724,000

	Total Investments – 99.6% (cost of $39,276,262)(b)(c)		44,614,239

	Other Assets & Liabilities, Net – 0.4%		183,113

	Net Assets – 100.0%		44,797,352

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $39,276,262.

(c)	Unrealized appreciation and depreciation at April 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$5,589,361	$(251,384)	$5,337,977

6

Acronym	Name
ADR	American Depositary Receipt

7

INVESTMENT PORTFOLIO

April 30, 2007 (Unaudited)	CMG Large Cap Value Fund

	Shares	Value ($)*
Common Stocks – 98.3%
CONSUMER DISCRETIONARY – 7.2%
Hotels, Restaurants & Leisure – 0.8%
McDonald’s Corp.	6,466	312,179
Hotels, Restaurants & Leisure Total		312,179
Household Durables – 2.8%
Centex Corp.	4,900	219,373
Lennar Corp., Class A	4,200	179,382
Newell Rubbermaid, Inc.	11,400	349,638
Sony Corp., ADR	5,500	292,930
Household Durables Total		1,041,323
Media – 0.5%
Time Warner, Inc.	8,800	181,544
Media Total		181,544
Multiline Retail – 2.2%
Federated Department Stores, Inc.	7,332	322,021
J.C. Penney Co., Inc.	6,300	498,267
Multiline Retail Total		820,288
Specialty Retail – 0.9%
Limited Brands, Inc.	13,100	361,167
Specialty Retail Total		361,167
CONSUMER DISCRETIONARY TOTAL		2,716,501
CONSUMER STAPLES – 9.2%
Beverages – 1.1%
Diageo PLC, ADR	5,099	430,355
Beverages Total		430,355
Food & Staples Retailing – 0.5%
Sysco Corp.	5,900	193,166
Food & Staples Retailing Total		193,166
Food Products – 2.3%
ConAgra Foods, Inc.	12,400	304,792
Kraft Foods, Inc., Class A	10,687	357,694
Tyson Foods, Inc., Class A	9,900	207,504
Food Products Total		869,990
Household Products – 0.7%
Colgate-Palmolive Co.	3,800	257,412
Household Products Total		257,412
Personal Products – 0.8%
Avon Products, Inc.	7,200	286,560
Personal Products Total		286,560

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – 3.8%
Altria Group, Inc.	10,829	746,335
Loews Corp. - Carolina Group	9,100	696,423
Tobacco Total		1,442,758
CONSUMER STAPLES TOTAL		3,480,241
ENERGY – 13.9%
Energy Equipment & Services – 2.8%
ENSCO International, Inc.	3,600	202,968
Halliburton Co.	11,354	360,717
National-Oilwell Varco, Inc. (a)	2,600	220,610
Weatherford International Ltd. (a)	5,600	293,944
Energy Equipment & Services Total		1,078,239
Oil, Gas & Consumable Fuels – 11.1%
ConocoPhillips	7,932	550,084
Exxon Mobil Corp.	17,335	1,376,052
Hess Corp.	5,900	334,825
Newfield Exploration Co. (a)	5,500	240,625
Occidental Petroleum Corp.	16,200	821,340
Peabody Energy Corp.	5,200	249,496
Valero Energy Corp.	4,100	287,943
Williams Companies, Inc.	11,000	324,500
Oil, Gas & Consumable Fuels Total		4,184,865
ENERGY TOTAL		5,263,104
FINANCIALS – 32.8%
Capital Markets – 5.8%
Deutsche Bank AG, Registered Shares	2,050	314,778
Merrill Lynch & Co., Inc.	12,580	1,135,093
State Street Corp.	10,600	730,022
Capital Markets Total		2,179,893
Commercial Banks – 9.5%
Barclays PLC, ADR	6,700	388,868
Marshall & Ilsley Corp.	8,620	413,932
PNC Financial Services Group, Inc.	6,400	474,240
SunTrust Banks, Inc.	1,700	143,514
U.S. Bancorp	23,946	822,545
Wachovia Corp.	9,622	534,406
Wells Fargo & Co.	22,456	805,946
Commercial Banks Total		3,583,451
Diversified Financial Services – 8.0%
CIT Group, Inc.	7,000	417,550

2

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Citigroup, Inc.	23,885	1,280,714
JPMorgan Chase & Co.	25,800	1,344,180
Diversified Financial Services Total		3,042,444
Insurance – 6.1%
ACE Ltd.	6,400	380,544
Ambac Financial Group, Inc.	6,085	558,603
American International Group, Inc.	3,851	269,223
Genworth Financial, Inc., Class A	10,600	386,794
Hartford Financial Services Group, Inc.	3,255	329,406
Prudential Financial, Inc.	4,100	389,500
Insurance Total		2,314,070
Real Estate Investment Trusts (REITs) – 2.5%
Archstone-Smith Trust	2,755	143,563
General Growth Properties, Inc.	5,300	338,405
Plum Creek Timber Co., Inc.	7,700	305,690
ProLogis	2,600	168,480
Real Estate Investment Trusts (REITs) Total		956,138
Thrifts & Mortgage Finance – 0.9%
Washington Mutual, Inc.	7,800	327,444
Thrifts & Mortgage Finance Total		327,444
FINANCIALS TOTAL		12,403,440
HEALTH CARE – 7.8%
Health Care Providers & Services – 2.3%
Aetna, Inc.	5,944	278,655
CIGNA Corp.	1,977	307,601
McKesson Corp.	5,000	294,150
Health Care Providers & Services Total		880,406
Life Sciences Tools & Services – 0.8%
Thermo Fisher Scientific, Inc. (a)	5,800	301,948
Life Sciences Tools & Services Total		301,948
Pharmaceuticals – 4.7%
Johnson & Johnson	6,300	404,586
Merck & Co., Inc.	12,000	617,280
Pfizer, Inc.	27,862	737,229
Pharmaceuticals Total		1,759,095
HEALTH CARE TOTAL		2,941,449
INDUSTRIALS – 7.6%
Aerospace & Defense – 4.5%
Boeing Co.	5,800	539,400
L-3 Communications Holdings, Inc.	6,400	575,552

3

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Aerospace & Defense – (continued)
United Technologies Corp.	8,696	583,763
Aerospace & Defense Total		1,698,715
Electrical Equipment – 0.8%
ABB Ltd., ADR	14,997	299,340
Electrical Equipment Total		299,340
Industrial Conglomerates – 2.3%
General Electric Co.	23,792	876,973
Industrial Conglomerates Total		876,973
INDUSTRIALS TOTAL		2,875,028
INFORMATION TECHNOLOGY – 4.7%
Computers & Peripherals – 1.4%
Hewlett-Packard Co.	12,700	535,178
Computers & Peripherals Total		535,178
Electronic Equipment & Instruments – 0.8%
Agilent Technologies, Inc. (a)	8,400	288,708
Electronic Equipment & Instruments Total		288,708
Semiconductors & Semiconductor Equipment – 2.1%
Fairchild Semiconductor International, Inc. (a)	16,200	285,120
Intersil Corp., Class A	7,400	220,446
NVIDIA Corp. (a)	8,100	266,409
Semiconductors & Semiconductor Equipment Total		771,975
Software – 0.4%
Electronic Arts, Inc. (a)	3,300	166,353
Software Total		166,353
INFORMATION TECHNOLOGY TOTAL		1,762,214
MATERIALS – 3.5%
Construction Materials – 0.6%
Vulcan Materials Co.	1,800	222,606
Construction Materials Total		222,606
Containers & Packaging – 0.7%
Crown Holdings, Inc. (a)	11,100	268,287
Containers & Packaging Total		268,287
Metals & Mining – 0.7%
Alcoa, Inc.	7,700	273,273
Metals & Mining Total		273,273

4

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Paper & Forest Products – 1.5%
Weyerhaeuser Co.	6,800	538,696
Paper & Forest Products Total		538,696
MATERIALS TOTAL		1,302,862
TELECOMMUNICATION SERVICES – 5.1%
Diversified Telecommunication Services – 4.5%
AT&T, Inc.	30,257	1,171,551
Qwest Communications International, Inc. (a)	23,600	209,568
Verizon Communications, Inc.	8,970	342,474
Diversified Telecommunication Services Total		1,723,593
Wireless Telecommunication Services – 0.6%
ALLTEL Corp.	3,400	213,146
Wireless Telecommunication Services Total		213,146
TELECOMMUNICATION SERVICES TOTAL		1,936,739
UTILITIES – 6.5%
Electric Utilities – 3.6%
Entergy Corp.	1,973	223,225
FPL Group, Inc.	8,400	540,708
PPL Corp.	8,700	379,407
Reliant Energy, Inc. (a)	10,100	224,927
Electric Utilities Total		1,368,267
Independent Power Producers & Energy Traders – 1.1%
Constellation Energy Group, Inc.	2,300	204,976
Mirant Corp. (a)	4,600	206,402
Independent Power Producers & Energy Traders Total		411,378
Multi-Utilities – 1.8%
PG&E Corp.	6,333	320,450
Public Service Enterprise Group, Inc.	3,993	345,195
Multi-Utilities Total		665,645
UTILITIES TOTAL		2,445,290

Total Common Stocks (cost of $30,408,568)		37,126,868

5

		Par ($)	Value ($)
Convertible Bonds – 1.3%
CONSUMER DISCRETIONARY – 1.3%
Media – 1.3%
Liberty Media Corp.
	0.750% 03/30/23	400,000	485,000

	Total Convertible Bonds (cost of $436,998)		485,000

Short-Term Obligation – 0.4%
	Repurchase agreement with Fixed Income Clearing Corp., dated 04/30/07, due 05/01/07 at 5.06%, collateralized by a U.S. Treasury Obligation maturing 08/15/09, market value of $167,475 (repurchase proceeds $161,023)	161,000	161,000

	Total Short-Term Obligation (cost of $161,000)		161,000

	Total Investments – 100.0% (cost of $31,006,566)(b)(c)		37,772,868

	Other Assets & Liabilities, Net – 0.0%		7,191

	Net Assets – 100.0%		37,780,059

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $31,006,566.

6

(c)	Unrealized appreciation and depreciation at April 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$6,982,094	$(215,792)	$6,766,302

Acronym	Name

ADR	American Depositary Receipt

7

INVESTMENT PORTFOLIO

April 30, 2007 (Unaudited)	CMG Mid Cap Growth Fund

	Shares	Value ($)*

Common Stocks – 98.1%
CONSUMER DISCRETIONARY – 20.0%
Auto Components – 0.3%
Goodyear Tire & Rubber Co. (a)	2,170	72,174
Auto Components Total		72,174
Automobiles – 0.8%
Harley-Davidson, Inc.	3,540	224,153
Automobiles Total		224,153
Diversified Consumer Services – 0.5%
DeVry, Inc.	4,220	139,218
Diversified Consumer Services Total		139,218
Hotels, Restaurants & Leisure – 4.2%
Brinker International, Inc.	3,340	103,874
Darden Restaurants, Inc.	2,240	92,915
Hilton Hotels Corp.	4,840	164,560
International Game Technology, Inc.	6,270	239,138
Scientific Games Corp., Class A (a)	2,990	99,537
Starwood Hotels & Resorts Worldwide, Inc.	1,910	128,008
Wynn Resorts Ltd.	1,780	181,934
Yum! Brands, Inc.	3,110	192,385
Hotels, Restaurants & Leisure Total		1,202,351
Household Durables – 1.9%
Gafisa SA (a)	5,160	144,480
Lennar Corp., Class A	2,480	105,921
Newell Rubbermaid, Inc.	4,520	138,628
NVR, Inc. (a)	110	90,640
Standard Pacific Corp.	3,220	67,137
Household Durables Total		546,806
Internet & Catalog Retail – 0.9%
Amazon.com, Inc. (a)	1,550	95,062
Priceline.com, Inc. (a)	3,060	170,258
Internet & Catalog Retail Total		265,320
Media – 2.4%
EchoStar Communications Corp., Class A (a)	2,920	135,868
Getty Images, Inc. (a)	1,260	65,520
Grupo Televisa SA, ADR	6,430	180,361
Lamar Advertising Co., Class A (a)	2,450	147,833
Regal Entertainment Group, Class A	6,340	137,895
Media Total		667,477

1

	Shares	Value ($)

Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Multiline Retail – 2.1%
J.C. Penney Co., Inc.	3,380	267,324
Nordstrom, Inc.	5,990	328,971
Multiline Retail Total		596,295
Specialty Retail – 3.8%
Abercrombie & Fitch Co., Class A	1,160	94,726
Autozone, Inc. (a)	660	87,806
Bed Bath & Beyond, Inc. (a)	1,340	54,592
Chico’s FAS, Inc. (a)	5,540	146,034
Coldwater Creek, Inc. (a)	5,070	104,949
GameStop Corp., Class A (a)	8,170	270,999
Office Depot, Inc. (a)	2,280	76,654
TJX Companies, Inc.	4,970	138,613
Urban Outfitters, Inc. (a)	3,620	93,251
Specialty Retail Total		1,067,624
Textiles, Apparel & Luxury Goods – 3.1%
Carter’s, Inc. (a)	5,130	134,406
Coach, Inc. (a)	9,820	479,510
Phillips-Van Heusen Corp.	2,410	134,719
Polo Ralph Lauren Corp.	1,370	126,191
Textiles, Apparel & Luxury Goods Total		874,826
CONSUMER DISCRETIONARY TOTAL		5,656,244
CONSUMER STAPLES – 5.8%
Beverages – 0.7%
Fomento Economico Mexicano SAB de CV, ADR	600	64,614
Pepsi Bottling Group, Inc.	4,040	132,552
Beverages Total		197,166
Food & Staples Retailing – 0.5%
Kroger Co.	4,720	139,287
Food & Staples Retailing Total		139,287
Food Products – 2.6%
Campbell Soup Co.	2,590	101,269
Dean Foods Co.	2,870	104,554
H.J. Heinz Co.	3,380	159,232
Hershey Co.	1,020	56,059
McCormick & Co., Inc.	3,820	141,799
Wm. Wrigley Jr. Co.	2,790	164,275
Food Products Total		727,188

2

	Shares	Value ($)

Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Personal Products – 1.7%
Avon Products, Inc.	5,320	211,736
Bare Escentuals, Inc. (a)	3,640	147,165
Estee Lauder Companies, Inc., Class A	2,350	120,837
Personal Products Total		479,738
Tobacco – 0.3%
UST, Inc.	1,660	94,089
Tobacco Total		94,089
CONSUMER STAPLES TOTAL		1,637,468
ENERGY – 8.0%
Energy Equipment & Services – 3.9%
BJ Services Co.	4,750	136,135
Cameron International Corp. (a)	1,520	98,146
Diamond Offshore Drilling, Inc.	1,380	118,128
ENSCO International, Inc.	1,610	90,772
FMC Technologies, Inc. (a)	2,110	149,557
GlobalSantaFe Corp.	1,890	120,828
Grant Prideco, Inc. (a)	2,160	111,326
National-Oilwell Varco, Inc. (a)	3,110	263,883
Energy Equipment & Services Total		1,088,775
Oil, Gas & Consumable Fuels – 4.1%
Cameco Corp.	2,360	110,023
Chesapeake Energy Corp.	4,370	147,488
Denbury Resources, Inc. (a)	6,830	226,005
Helix Energy Solutions Group, Inc. (a)	3,040	116,311
Peabody Energy Corp.	2,330	111,793
Petroplus Holdings AG (a)	941	76,970
Range Resources Corp.	4,140	151,317
Southwestern Energy Co. (a)	3,169	133,098
Sunoco, Inc.	1,310	98,944
Oil, Gas & Consumable Fuels Total		1,171,949
ENERGY TOTAL		2,260,724
FINANCIALS – 7.8%
Capital Markets – 3.5%
Affiliated Managers Group, Inc. (a)	2,620	308,191
E*TRADE Financial Corp. (a)	5,120	113,050
Investment Technology Group, Inc. (a)	2,020	76,437
Janus Capital Group, Inc.	2,978	74,509
Lazard Ltd., Class A	2,630	142,414
T. Rowe Price Group, Inc.	5,400	268,272
Capital Markets Total		982,873

3

	Shares	Value ($)

Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – 0.7%
East West Bancorp, Inc.	1,810	72,147
Zions Bancorporation	1,560	127,608
Commercial Banks Total		199,755
Diversified Financial Services – 1.2%
Chicago Mercantile Exchange Holdings, Inc., Class A	250	129,187
IntercontinentalExchange, Inc. (a)	810	102,870
Nymex Holdings, Inc.	983	127,505
Diversified Financial Services Total		359,562
Insurance – 0.8%
Ambac Financial Group, Inc.	2,465	226,287
Insurance Total		226,287
Real Estate Investment Trusts (REITs) – 0.6%
CapitalSource, Inc.	3,250	83,753
General Growth Properties, Inc.	1,320	84,282
Real Estate Investment Trusts (REITs) Total		168,035
Real Estate Management & Development – 0.8%
CB Richard Ellis Group, Inc., Class A (a)	2,460	83,271
Jones Lang LaSalle, Inc.	1,310	140,812
Real Estate Management & Development Total		224,083
Thrifts & Mortgage Finance – 0.2%
People’s United Financial, Inc.	2,920	58,137
Thrifts & Mortgage Finance Total		58,137
FINANCIALS TOTAL		2,218,732
HEALTH CARE – 15.3%
Biotechnology – 1.5%
Celgene Corp. (a)	3,440	210,390
Cephalon, Inc. (a)	2,380	189,472
ImClone Systems, Inc. (a)	700	29,323
Biotechnology Total		429,185
Health Care Equipment & Supplies – 4.7%
Cytyc Corp. (a)	5,840	205,743
Dade Behring Holdings, Inc.	2,580	126,704
Gen-Probe, Inc. (a)	1,910	97,620
Hologic, Inc. (a)	2,330	134,092
Intuitive Surgical, Inc. (a)	960	124,474
Kinetic Concepts, Inc. (a)	1,220	61,000
Kyphon, Inc. (a)	2,410	112,330

4

	Shares	Value ($)

Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Equipment & Supplies – (continued)
ResMed, Inc. (a)	2,701	114,144
Sirona Dental Systems, Inc.	2,090	68,991
St. Jude Medical, Inc. (a)	4,170	178,434
Varian Medical Systems, Inc. (a)	2,783	117,470
Health Care Equipment & Supplies Total		1,341,002
Health Care Providers & Services – 5.0%
Coventry Health Care, Inc. (a)	1,720	99,468
DaVita, Inc. (a)	3,037	165,851
Express Scripts, Inc. (a)	2,210	211,165
Henry Schein, Inc. (a)	1,030	53,694
Humana, Inc. (a)	1,910	120,788
Laboratory Corp. of America Holdings (a)	2,220	175,247
Manor Care, Inc.	2,230	144,705
McKesson Corp.	2,330	137,074
Medco Health Solutions, Inc. (a)	2,050	159,941
Quest Diagnostics, Inc.	1,619	79,153
VCA Antech, Inc. (a)	1,833	72,275
Health Care Providers & Services Total		1,419,361
Health Care Technology – 0.2%
IMS Health, Inc.	2,270	66,579
Health Care Technology Total		66,579
Life Sciences Tools & Services – 1.9%
Covance, Inc. (a)	1,290	78,045
Pharmaceutical Product Development, Inc.	3,120	112,538
Thermo Fisher Scientific, Inc. (a)	4,670	243,120
Waters Corp. (a)	1,820	108,163
Life Sciences Tools & Services Total		541,866
Pharmaceuticals – 2.0%
Allergan, Inc.	2,600	315,120
Forest Laboratories, Inc. (a)	3,020	160,694
Mylan Laboratories, Inc.	3,360	73,685
Pharmaceuticals Total		549,499
HEALTH CARE TOTAL		4,347,492
INDUSTRIALS – 11.3%
Aerospace & Defense – 2.8%
Alliant Techsystems, Inc. (a)	1,330	123,863
BE Aerospace, Inc. (a)	3,300	120,945
Precision Castparts Corp.	3,020	314,412

5

	Shares	Value ($)

Common Stocks – (continued)
INDUSTRIALS – (continued)
Aerospace & Defense – (continued)
Rockwell Collins, Inc.	3,450	226,561
Aerospace & Defense Total		785,781
Air Freight & Logistics – 1.1%
C.H. Robinson Worldwide, Inc.	2,710	144,877
Expeditors International Washington, Inc.	1,680	70,224
UTI Worldwide, Inc.	4,211	98,832
Air Freight & Logistics Total		313,933
Airlines – 0.3%
Gol Linhas Aereas Inteligentes SA, ADR	3,220	91,834
Airlines Total		91,834
Commercial Services & Supplies – 2.3%
Corporate Executive Board Co.	1,175	74,777
Dun & Bradstreet Corp.	1,270	114,681
Equifax, Inc.	2,820	112,236
Monster Worldwide, Inc. (a)	1,630	68,541
Resources Connection, Inc. (a)	2,140	64,564
Robert Half International, Inc.	3,600	119,880
Stericycle, Inc. (a)	1,040	90,626
Commercial Services & Supplies Total		645,305
Construction & Engineering – 0.3%
Jacobs Engineering Group, Inc. (a)	1,660	83,714
Construction & Engineering Total		83,714
Electrical Equipment – 1.3%
Rockwell Automation, Inc.	1,400	83,356
Roper Industries, Inc.	2,170	121,650
Suntech Power Holdings Co., Ltd. (a)	1,910	69,295
Thomas & Betts Corp. (a)	1,530	83,354
Electrical Equipment Total		357,655
Industrial Conglomerates – 0.3%
McDermott International, Inc. (a)	1,580	84,783
Industrial Conglomerates Total		84,783
Machinery – 2.6%
Cummins, Inc.	1,020	94,003
ITT Corp.	1,310	83,591
Joy Global, Inc.	3,595	182,015
Manitowoc Co., Inc.	770	52,537
Pentair, Inc.	2,650	85,171
Terex Corp. (a)	2,250	175,163

6

	Shares	Value ($)

Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – (continued)
Trinity Industries, Inc.	1,230	57,072
Machinery Total		729,552
Trading Companies & Distributors – 0.3%
WESCO International, Inc. (a)	1,570	99,177
Trading Companies & Distributors Total		99,177
INDUSTRIALS TOTAL		3,191,734
INFORMATION TECHNOLOGY – 18.6%
Communications Equipment – 2.0%
F5 Networks, Inc. (a)	1,460	112,099
Harris Corp.	3,800	195,130
Research In Motion Ltd. (a)	1,040	136,843
Riverbed Technology, Inc. (a)	3,499	111,653
Communications Equipment Total		555,725
Computers & Peripherals – 2.0%
Network Appliance, Inc. (a)	9,480	352,751
SanDisk Corp. (a)	3,660	159,027
Western Digital Corp. (a)	3,760	66,477
Computers & Peripherals Total		578,255
Electronic Equipment & Instruments – 0.7%
Amphenol Corp., Class A	3,280	115,161
Trimble Navigation Ltd. (a)	2,750	78,870
Electronic Equipment & Instruments Total		194,031
Internet Software & Services – 0.5%
Equinix, Inc. (a)	1,730	144,403
Internet Software & Services Total		144,403
IT Services – 4.1%
Alliance Data Systems Corp. (a)	3,520	224,083
CheckFree Corp. (a)	1,710	57,559
Cognizant Technology Solutions Corp., Class A (a)	3,450	308,430
Electronic Data Systems Corp.	3,510	102,632
Fiserv, Inc. (a)	2,640	140,369
Global Payments, Inc.	2,844	108,015
Paychex, Inc.	3,910	145,061
VeriFone Holdings, Inc. (a)	1,830	64,581
IT Services Total		1,150,730
Semiconductors & Semiconductor Equipment – 5.8%
Atheros Communications, Inc. (a)	3,010	80,638
Broadcom Corp., Class A (a)	3,580	116,529
Intersil Corp., Class A	8,870	264,237

7

	Shares	Value ($)

Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
KLA-Tencor Corp.	1,800	99,990
Lam Research Corp. (a)	2,990	160,802
Marvell Technology Group Ltd. (a)	6,730	108,555
Maxim Integrated Products, Inc.	3,900	123,708
MEMC Electronic Materials, Inc. (a)	7,673	421,094
NVIDIA Corp. (a)	8,500	279,565
Semiconductors & Semiconductor Equipment Total		1,655,118
Software – 3.5%
Activision, Inc. (a)	5,040	100,800
Autodesk, Inc. (a)	4,847	200,036
BMC Software, Inc. (a)	3,410	110,382
Citrix Systems, Inc. (a)	4,484	146,178
FactSet Research Systems, Inc.	990	60,895
Intuit, Inc. (a)	5,602	159,377
Salesforce.com, Inc. (a)	1,530	64,260
THQ, Inc. (a)	4,060	135,482
Software Total		977,410
INFORMATION TECHNOLOGY TOTAL		5,255,672
MATERIALS – 4.2%
Chemicals – 0.5%
Potash Corp. of Saskatchewan, Inc.	840	150,797
Chemicals Total		150,797
Construction Materials – 0.9%
Martin Marietta Materials, Inc.	630	91,867
Vulcan Materials Co.	1,330	164,481
Construction Materials Total		256,348
Containers & Packaging – 0.3%
Ball Corp.	1,710	86,680
Containers & Packaging Total		86,680
Metals & Mining – 2.5%
Allegheny Technologies, Inc.	1,860	203,819
Carpenter Technology Corp.	1,870	226,962
FNX Mining Co., Inc. (a)	3,140	75,254
Freeport-McMoRan Copper & Gold, Inc., Class B	1,977	132,775

8

	Shares	Value ($)

Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – (continued)
Titanium Metals Corp. (a)	1,720	59,391
Metals & Mining Total		698,201
MATERIALS TOTAL		1,192,026
TELECOMMUNICATION SERVICES – 5.7%
Diversified Telecommunication Services – 1.0%
Cogent Communications Group, Inc. (a)	5,610	142,831
Tele2 AB, Class B	8,780	150,139
Diversified Telecommunication Services Total		292,970
Wireless Telecommunication Services – 4.7%
American Tower Corp., Class A (a)	9,056	344,128
Crown Castle International Corp. (a)	7,520	258,237
Leap Wireless International, Inc. (a)	2,380	181,665
MetroPCS Communications, Inc. (a)	199	5,582
Millicom International Cellular SA (a)	1,970	160,062
NII Holdings, Inc. (a)	3,980	305,465
SBA Communications Corp., Class A (a)	1,940	57,075
Wireless Telecommunication Services Total		1,312,214
TELECOMMUNICATION SERVICES TOTAL		1,605,184
UTILITIES – 1.4%
Gas Utilities – 0.6%
Questar Corp.	1,650	160,265
Gas Utilities Total		160,265
Independent Power Producers & Energy Traders – 0.8%
AES Corp. (a)	6,350	139,636
Constellation Energy Group, Inc.	1,090	97,141
Independent Power Producers & Energy Traders Total		236,777
UTILITIES TOTAL		397,042

Total Common Stocks (cost of $21,831,059)		27,762,318

	Par ($)

Short-Term Obligation – 2.8%
Repurchase agreement with Fixed Income Clearing Corp., dated 04/30/07, due 05/01/07 at 5.060%, collateralized by a U.S. Agency Obligations maturing 08/15/09, market value of $802,304 (repurchase proceeds $782,110)	782,000	782,000

Total Short-Term Obligations (cost of $782,000)		782,000

9

Total Investments – 100.9% (cost of $22,613,059)(b)(c)	28,544,318

Other Assets & Liabilities, Net – (0.9)%	(250,696)

Net Assets – 100.0%	28,293,622

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $22,613,059.
(c)	Unrealized appreciation and depreciation at April 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$6,193,153	$(261,894)	$5,931,259

Acronym	Name

ADR	American Depositary Receipt

10

INVESTMENT PORTFOLIO

April 30, 2007 (Unaudited)	CMG Mid Cap Value Fund

	Shares	Value ($)*
Common Stocks – 90.2%
CONSUMER DISCRETIONARY – 7.2%
Auto Components – 1.4%
BorgWarner, Inc.	1,650	128,552
Johnson Controls, Inc.	1,450	148,378
Auto Components Total		276,930
Automobiles – 0.5%
Ford Motor Co.	11,100	89,244
Automobiles Total		89,244
Hotels, Restaurants & Leisure – 0.6%
Starwood Hotels & Resorts Worldwide, Inc.	1,825	122,311
Hotels, Restaurants & Leisure Total		122,311
Household Durables – 0.9%
Centex Corp.	1,900	85,063
Lennar Corp., Class A	2,400	102,504
Household Durables Total		187,567
Leisure Equipment & Products – 1.2%
Brunswick Corp.	3,000	98,280
Hasbro, Inc.	4,300	135,923
Leisure Equipment & Products Total		234,203
Media – 1.0%
Dow Jones & Co., Inc.	2,725	98,999
Regal Entertainment Group, Class A	4,900	106,575
Media Total		205,574
Multiline Retail – 0.9%
Federated Department Stores, Inc.	4,016	176,383
Multiline Retail Total		176,383
Textiles, Apparel & Luxury Goods – 0.7%
Polo Ralph Lauren Corp.	1,400	128,954
Textiles, Apparel & Luxury Goods Total		128,954
CONSUMER DISCRETIONARY TOTAL		1,421,166
CONSUMER STAPLES – 7.7%
Beverages – 1.5%
Fomento Economico Mexicano SAB de CV, ADR	925	99,613
Pepsi Bottling Group, Inc.	5,900	193,579
Beverages Total		293,192
Food & Staples Retailing – 1.2%
Kroger Co.	7,850	231,654
Food & Staples Retailing Total		231,654

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food Products – 2.5%
Dean Foods Co. (a)	4,300	156,649
Hershey Co.	2,500	137,400
Smithfield Foods, Inc. (a)	3,400	103,938
Tyson Foods, Inc., Class A	4,350	91,176
Food Products Total		489,163
Household Products – 1.1%
Clorox Co.	3,350	224,718
Household Products Total		224,718
Personal Products – 1.4%
Avon Products, Inc.	3,500	139,300
Estee Lauder Companies, Inc., Class A	2,900	149,118
Personal Products Total		288,418
CONSUMER STAPLES TOTAL		1,527,145
ENERGY – 6.8%
Energy Equipment & Services – 2.7%
National-Oilwell Varco, Inc. (a)	1,425	120,912
Rowan Companies, Inc.	3,925	143,812
Technip SA, ADR	1,525	113,536
Tidewater, Inc.	2,600	164,346
Energy Equipment & Services Total		542,606
Oil, Gas & Consumable Fuels – 4.1%
Hess Corp.	3,975	225,581
Newfield Exploration Co. (a)	4,100	179,375
Peabody Energy Corp.	2,900	139,142
Tesoro Corp.	800	96,960
Williams Companies, Inc.	5,700	168,150
Oil, Gas & Consumable Fuels Total		809,208
ENERGY TOTAL		1,351,814
FINANCIALS – 23.5%
Commercial Banks – 9.1%
Bank of Hawaii Corp.	3,100	163,990
City National Corp.	2,900	212,338
Comerica, Inc.	4,375	270,856
Cullen/Frost Bankers, Inc.	3,625	185,491
KeyCorp	5,800	206,944
Marshall & Ilsley Corp.	4,425	212,489
SVB Financial Group (a)	2,750	140,855
TCF Financial Corp.	6,600	178,728

2

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
Zions Bancorporation	2,875	235,175
Commercial Banks Total		1,806,866
Diversified Financial Services – 1.3%
CIT Group, Inc.	4,275	255,004
Diversified Financial Services Total		255,004
Insurance – 6.2%
ACE Ltd.	2,000	118,920
Ambac Financial Group, Inc.	3,100	284,580
Axis Capital Holdings Ltd.	5,016	186,093
Genworth Financial, Inc., Class A	5,400	197,046
Loews Corp.	3,575	169,169
Old Republic International Corp.	7,400	157,398
Platinum Underwriters Holdings Ltd.	3,400	116,348
Insurance Total		1,229,554
Real Estate Investment Trusts (REITs) – 6.0%
Alexandria Real Estate Equities, Inc.	800	84,680
Archstone-Smith Trust	1,275	66,440
Boston Properties, Inc.	950	111,682
Equity Residential Property Trust	2,300	106,789
General Growth Properties, Inc.	4,075	260,189
iStar Financial, Inc.	3,220	154,302
Plum Creek Timber Co., Inc.	5,200	206,440
ProLogis	3,100	200,880
Real Estate Investment Trusts (REITs) Total		1,191,402
Thrifts & Mortgage Finance – 0.9%
PMI Group, Inc.	3,725	180,551
Thrifts & Mortgage Finance Total		180,551
FINANCIALS TOTAL		4,663,377
HEALTH CARE – 7.0%
Health Care Equipment & Supplies – 1.7%
Beckman Coulter, Inc.	2,900	182,149
Hospira, Inc. (a)	3,975	161,186
Health Care Equipment & Supplies Total		343,335
Health Care Providers & Services – 2.2%
CIGNA Corp.	1,250	194,488
Community Health Systems, Inc. (a)	3,575	131,560
Universal Health Services, Inc., Class B	1,700	103,224
Health Care Providers & Services Total		429,272
Life Sciences Tools & Services – 2.2%
Millipore Corp. (a)	1,250	92,288

3

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Life Sciences Tools & Services – (continued)
Thermo Fisher Scientific, Inc. (a)	3,025	157,481
Varian, Inc. (a)	3,400	197,064
Life Sciences Tools & Services Total		446,833
Pharmaceuticals – 0.9%
Mylan Laboratories, Inc.	8,281	181,602
Pharmaceuticals Total		181,602
HEALTH CARE TOTAL		1,401,042
INDUSTRIALS – 10.3%
Aerospace & Defense – 1.6%
L-3 Communications Holdings, Inc.	2,500	224,825
Spirit Aerosystems Holdings, Inc., Class A (a)	2,707	85,622
Aerospace & Defense Total		310,447
Commercial Services & Supplies – 0.9%
Equifax, Inc.	3,500	139,300
SAIC, Inc. (a)	2,827	51,706
Commercial Services & Supplies Total		191,006
Construction & Engineering – 0.5%
Jacobs Engineering Group, Inc. (a)	2,150	108,425
Construction & Engineering Total		108,425
Electrical Equipment – 0.7%
Cooper Industries Ltd., Class A	2,900	144,304
Electrical Equipment Total		144,304
Industrial Conglomerates – 1.6%
McDermott International, Inc. (a)	2,550	136,833
Textron, Inc.	1,750	177,923
Industrial Conglomerates Total		314,756
Machinery – 3.4%
Barnes Group, Inc.	6,718	163,247
Harsco Corp.	2,250	114,750
Kennametal, Inc.	2,875	202,860
Parker Hannifin Corp.	2,100	193,494
Machinery Total		674,351
Marine – 0.8%
Alexander & Baldwin, Inc.	2,925	156,341
Marine Total		156,341

4

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – 0.8%
Canadian Pacific Railway Ltd.	2,400	152,448
Road & Rail Total		152,448
INDUSTRIALS TOTAL		2,052,078
INFORMATION TECHNOLOGY – 8.1%
Communications Equipment – 0.2%
CommScope, Inc. (a)	775	36,154
Communications Equipment Total		36,154
Computers & Peripherals – 0.7%
Diebold, Inc.	1,700	81,039
NCR Corp. (a)	1,300	65,520
Computers & Peripherals Total		146,559
Electronic Equipment & Instruments – 3.0%
Agilent Technologies, Inc. (a)	5,300	182,161
Arrow Electronics, Inc. (a)	4,625	182,780
Mettler-Toledo International, Inc. (a)	1,400	136,668
Tektronix, Inc.	3,136	92,167
Electronic Equipment & Instruments Total		593,776
Semiconductors & Semiconductor Equipment – 2.4%
Fairchild Semiconductor International, Inc. (a)	4,775	84,040
Intersil Corp., Class A	3,100	92,349
KLA-Tencor Corp.	1,950	108,323
NVIDIA Corp. (a)	3,000	98,670
Spansion, Inc., Class A (a)	3,600	35,352
Verigy Ltd. (a)	2,083	52,637
Semiconductors & Semiconductor Equipment Total		471,371
Software – 1.8%
Activision, Inc. (a)	6,033	120,660
Cadence Design Systems, Inc. (a)	4,175	92,685
Electronic Arts, Inc. (a)	1,625	81,916
Synopsys, Inc. (a)	2,250	62,235
Software Total		357,496
INFORMATION TECHNOLOGY TOTAL		1,605,356
MATERIALS – 5.8%
Chemicals – 2.1%
Air Products & Chemicals, Inc.	3,950	302,175
PPG Industries, Inc.	1,500	110,370
Chemicals Total		412,545
Construction Materials – 1.2%
Martin Marietta Materials, Inc.	825	120,302

5

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Construction Materials – (continued)
Vulcan Materials Co.	900	111,303
Construction Materials Total		231,605
Containers & Packaging – 1.6%
Crown Holdings, Inc. (a)	5,600	135,352
Packaging Corp. of America	7,200	178,272
Containers & Packaging Total		313,624
Metals & Mining – 0.3%
Allegheny Technologies, Inc.	600	65,748
Metals & Mining Total		65,748
Paper & Forest Products – 0.6%
Weyerhaeuser Co.	1,600	126,752
Paper & Forest Products Total		126,752
MATERIALS TOTAL		1,150,274
TELECOMMUNICATION SERVICES – 0.7%
Diversified Telecommunication Services – 0.7%
Qwest Communications International, Inc. (a)	15,600	138,528
Diversified Telecommunication Services Total		138,528
TELECOMMUNICATION SERVICES TOTAL		138,528
UTILITIES – 13.1%
Electric Utilities – 7.7%
American Electric Power Co., Inc.	5,200	261,144
Edison International	4,475	234,266
Entergy Corp.	3,100	350,734
FPL Group, Inc.	3,275	210,812
PPL Corp.	7,025	306,360
Reliant Energy, Inc. (a)	7,300	162,571
Electric Utilities Total		1,525,887
Gas Utilities – 0.6%
AGL Resources, Inc.	2,975	129,532
Gas Utilities Total		129,532
Independent Power Producers & Energy Traders – 0.7%
Mirant Corp. (a)	3,100	139,097
Independent Power Producers & Energy Traders Total		139,097
Multi-Utilities – 4.1%
PG&E Corp.	6,325	320,045
Public Service Enterprise Group, Inc.	1,800	155,610
Sempra Energy	2,475	157,113

6

	Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Multi-Utilities – (continued)
Wisconsin Energy Corp.	3,800	185,402
Multi-Utilities Total		818,170
UTILITIES TOTAL		2,612,686

Total Common Stocks (cost of $13,869,399)		17,923,466

	Par ($)
Convertible Bond – 0.2%
CONSUMER CYCLICAL – 0.2%
Auto Manufacturers – 0.2%
Ford Motor Co.
4.250% 12/15/36	38,000	42,750

Total Convertible Bond (cost of $40,007)		42,750
Short-Term Obligation – 2.2%
Repurchase agreement with Fixed Income Clearing Corp., dated 04/30/07, due 05/01/07 at 5.060%, collateralized by a U.S. Treasury Obligation maturing 08/15/09, market value of $446,600 (repurchase proceeds $436,061)	436,000	436,000

Total Short-Term Obligation (cost of $436,000)		436,000

7

Total Investments – 92.6% (cost of $14,345,406)(b)(c)	18,402,216

Other Assets & Liabilities, Net – 7.4%	1,473,844

Net Assets – 100.0%	19,876,060

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $14,345,406.
(c)	Unrealized appreciation and depreciation at April 30, 2007, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$4,141,282	$(84,472)	$4,056,810

Acronym	Name

ADR	American Depositary Receipt

8

INVESTMENT PORTFOLIO

April 30, 2007 (Unaudited)	CMG Short Term Bond Fund

	Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 31.7%
COMMUNICATIONS – 4.5%
Media – 1.2%
Comcast Corp.
5.850% 01/15/10	375,000	381,846
Jones Intercable, Inc.
7.625% 04/15/08	110,000	112,053
Time Warner Entertainment Co. LP
7.250% 09/01/08	425,000	435,342
Time Warner, Inc.
6.150% 05/01/07	375,000	375,000
Media Total		1,304,241
Telecommunication Services – 3.3%
AT&T, Inc.
4.125% 09/15/09	700,000	684,715
Deutsche Telekom International Finance BV
3.875% 07/22/08	600,000	590,347
New Cingular Wireless Services, Inc.
7.500% 05/01/07	300,000	300,000
Sprint Capital Corp.
6.375% 05/01/09(a)	470,000	479,273
Telecom Italia Capital SA
4.000% 01/15/10	400,000	387,891
Verizon Global Funding Corp.
4.000% 01/15/08	575,000	569,897
Vodafone Group PLC
7.750% 02/15/10	550,000	586,225
Telecommunication Services Total		3,598,348
COMMUNICATIONS TOTAL		4,902,589
CONSUMER CYCLICAL – 1.7%
Auto Manufacturers – 0.2%
DaimlerChrysler NA Holding Corp.
4.750% 01/15/08	200,000	199,043
Auto Manufacturers Total		199,043
Home Builders – 0.2%
DR Horton, Inc.
4.875% 01/15/10(a)	275,000	268,454
Home Builders Total		268,454
Retail – 1.3%
Target Corp.
3.375% 03/01/08(a)	500,000	491,810

1

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
Wal-Mart Stores, Inc.
6.875% 08/10/09	850,000	882,989
Retail Total		1,374,799
CONSUMER CYCLICAL TOTAL		1,842,296
CONSUMER NON-CYCLICAL – 2.1%
Beverages – 0.9%
Coca-Cola Enterprises, Inc.
5.750% 11/01/08(a)	325,000	328,155
Diageo Capital PLC
3.375% 03/20/08(a)	700,000	687,803
Beverages Total		1,015,958
Food – 0.6%
Fred Meyer, Inc.
7.450% 03/01/08	275,000	279,566
General Mills, Inc.
3.875% 11/30/07	400,000	396,578
Food Total		676,144
Healthcare Services – 0.6%
UnitedHealth Group, Inc.
3.375% 08/15/07(a)	350,000	347,925
WellPoint, Inc.
3.500% 09/01/07	300,000	297,968
Healthcare Services Total		645,893
CONSUMER NON-CYCLICAL TOTAL		2,337,995
ENERGY – 1.0%
Oil & Gas – 1.0%
ChevronTexaco Capital Co.
3.500% 09/17/07	725,000	720,464
Marathon Oil Corp.
5.375% 06/01/07	350,000	349,963
Oil & Gas Total		1,070,427
ENERGY TOTAL		1,070,427
FINANCIALS – 18.7%
Banks – 7.4%
Bank of New York Co., Inc.
3.625% 01/15/09	709,000	692,939
Barclays Bank PLC
7.400% 12/15/09	500,000	529,052

2

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Banks – (continued)
Capital One Bank
4.875% 05/15/08	425,000	423,176
Fifth Third Bank
4.200% 02/23/10	1,050,000	1,028,489
Marshall & Ilsley Corp.
4.375% 08/01/09	875,000	865,420
Mellon Funding Corp.
3.250% 04/01/09	500,000	482,302
PNC Funding Corp.
4.500% 03/10/10(a)	750,000	739,156
Regions Financial Corp.
4.500% 08/08/08	700,000	691,783
SunTrust Banks, Inc.
4.250% 10/15/09	650,000	639,246
U.S. Bancorp
3.125% 03/15/08	1,250,000	1,226,392
Wells Fargo & Co.
3.120% 08/15/08	810,000	786,710
Banks Total		8,104,665
Diversified Financial Services – 8.2%
American Express Credit Corp.
3.000% 05/16/08	700,000	683,867
CIT Group, Inc.
5.500% 11/30/07	350,000	350,061
Citigroup, Inc.
4.250% 07/29/09(a)	850,000	836,948
Countrywide Home Loans, Inc.
3.250% 05/21/08	425,000	415,462
Credit Suisse First Boston USA, Inc.
4.625% 01/15/08	725,000	721,261
General Electric Capital Corp.
4.250% 01/15/08	900,000	893,408
Goldman Sachs Group, Inc.
4.125% 01/15/08(a)	750,000	744,024
HSBC Finance Corp.
6.400% 06/17/08	650,000	657,721
JPMorgan Chase & Co.
3.800% 10/02/09(a)	1,050,000	1,019,978
Lehman Brothers Holdings, Inc.
7.000% 02/01/08	375,000	378,898

3

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Merrill Lynch & Co., Inc.
4.125% 01/15/09(a)	675,000	663,616
Morgan Stanley
3.875% 01/15/09	775,000	759,855
National Rural Utilities Cooperative Finance Corp.
5.750% 08/28/09(a)	425,000	431,844
SLM Corp.
4.000% 01/15/09	400,000	388,850
Diversified Financial Services Total		8,945,793
Insurance – 1.7%
Allstate Corp.
7.200% 12/01/09	650,000	682,207
American International Group, Inc.
2.875% 05/15/08(a)	850,000	829,184
Genworth Financial, Inc.
4.750% 06/15/09	350,000	346,931
Insurance Total		1,858,322
Real Estate Investment Trusts (REITs) – 0.3%
Simon Property Group LP
4.875% 03/18/10(a)	400,000	397,103
Real Estate Investment Trusts (REITs) Total		397,103
Savings & Loans – 1.1%
Washington Mutual, Inc.
4.000% 01/15/09	450,000	440,885
Western Financial Bank
9.625% 05/15/12	675,000	732,125
Savings & Loans Total		1,173,010
FINANCIALS TOTAL		20,478,893
INDUSTRIALS – 1.4%
Aerospace & Defense – 0.5%
United Technologies Corp.
6.500% 06/01/09	600,000	618,230
Aerospace & Defense Total		618,230
Machinery – 0.4%
Caterpillar Financial Services Corp.
3.625% 11/15/07	425,000	421,026
Machinery Total		421,026

4

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Miscellaneous Manufacturing – 0.2%
3M Co.
5.125% 11/06/09	225,000	226,394
Miscellaneous Manufacturing Total		226,394
Transportation – 0.3%
Union Pacific Corp.
3.875% 02/15/09	325,000	317,886
Transportation Total		317,886
INDUSTRIALS TOTAL		1,583,536
TECHNOLOGY – 0.7%
Computers – 0.7%
International Business Machines Corp.
3.800% 02/01/08	725,000	717,326
Computers Total		717,326
TECHNOLOGY TOTAL		717,326
UTILITIES – 1.6%
Electric – 1.2%
American Electric Power Co., Inc.
5.375% 03/15/10(a)	500,000	503,803
Commonwealth Edison Co.
3.700% 02/01/08(a)	350,000	344,450
Dominion Resources, Inc.
5.687% 05/15/08(b)	400,000	400,946
Electric Total		1,249,199
Gas – 0.4%
Sempra Energy
4.750% 05/15/09	484,000	480,308
Gas Total		480,308
UTILITIES TOTAL		1,729,507

Total Corporate Fixed-Income Bonds & Notes (cost of $34,634,917)		34,662,569
Collateralized Mortgage Obligations – 24.7%
AGENCY – 12.6%
Federal Home Loan Mortgage Corp.
4.000% 09/15/15	571,151	560,838
4.500% 02/15/15	1,067,555	1,057,936
5.000% 05/15/26	233,661	232,662
5.500% 02/15/25	2,100,000	2,110,085
5.500% 10/15/25	1,023,302	1,027,789
5.500% 12/15/26	870,831	873,866

5

	Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
AGENCY – (continued)
6.000% 06/15/25	1,200,000	1,213,752
6.000% 05/15/27	1,379,386	1,396,741
Federal National Mortgage Association
5.500% 07/25/25	1,886,978	1,891,878
6.000% 06/25/27	1,380,400	1,395,310
Government National Mortgage Association
5.000% 06/20/28	1,940,000	1,932,874
AGENCY TOTAL		13,693,731
NON - AGENCY – 12.1%
Bear Stearns Adjustable Rate Mortgage Trust
3.517% 06/25/34(b)	1,000,000	981,420
Bear Stearns Asset Backed Securities, Inc.
5.000% 01/25/34	772,045	761,679
Countrywide Alternative Loan Trust
5.250% 08/25/35	919,688	916,904
5.500% 02/25/36	2,285,997	2,276,209
Countrywide Home Loan Mortgage Pass Through Trust
5.377% 05/25/37(b)	993,630	991,871
IMPAC CMB Trust
6.080% 12/25/33(b)	99,779	99,779
JPMorgan Mortgage Trust
5.760% 04/25/36(b)	1,606,637	1,609,042
6.057% 10/25/36(b)	889,429	890,966
MASTR Asset Securitization Trust
5.750% 05/25/36	1,556,614	1,562,109
PNC Mortgage Securities Corp.
0.110% 04/28/27(b)	6,219	5,613
Residential Accredit Loans, Inc.
5.750% 01/25/36	309,081	310,096
SACO I, Inc.
7.000% 08/25/36(c)	107,784	107,515
Structured Asset Securities Corp.
5.750% 04/25/33	646,885	646,428
Washington Mutual, Inc.
5.653% 11/25/36(b)	1,451,933	1,448,440

6

	Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
NON - AGENCY – (continued)
Wells Fargo Mortgage Backed Securities Trust
5.241% 04/25/36(b)	617,455	613,517
NON - AGENCY TOTAL		13,221,588

Total Collateralized Mortgage Obligations (cost of $26,912,366)		26,915,319
Asset-Backed Securities – 13.5%

AmeriCredit Automobile Receivables Trust
4.050% 02/06/10	234,440	233,253
Capital Auto Receivables Asset Trust
3.580% 01/15/09	2,000,000	1,986,582
Cityscape Home Equity Loan Trust
7.410% 05/25/28	63,597	63,359
CPS Auto Trust
5.040% 09/15/11(c)	400,000	399,750
Daimler Chrysler Auto Trust
4.980% 02/08/11	1,200,000	1,198,470
Franklin Auto Trust
5.040% 01/20/11	1,000,000	998,267
Harley-Davidson Motorcycle Trust
2.760% 05/15/11	629,742	623,748
Home Equity Mortgage Trust
5.472% 09/25/36(b)	1,242,348	1,241,943
IMC Home Equity Loan Trust
7.500% 04/25/26	262,037	261,419
7.520% 08/20/28	82,549	82,317
Long Beach Auto Receivables Trust
4.050% 04/15/11	1,700,000	1,683,910
Navistar Financial Corp. Owner Trust
3.250% 10/15/10	936,551	926,472
Pinnacle Capital Asset Trust
5.770% 05/25/10(c)	870,000	870,157
Triad Auto Receivables Owner Trust
4.220% 06/12/12	2,300,000	2,269,075
UCFC Home Equity Loan
6.315% 04/15/30	294,833	294,284
Wachovia Auto Loan Owner Trust
5.080% 04/20/12(c)	1,000,000	1,000,891
WFS Financial Owner Trust
2.810% 08/22/11	618,035	610,544

Total Asset-Backed Securities (cost of $14,700,203)		14,744,441

7

	Par ($)	Value ($)
Mortgage-Backed Securities – 11.2%
Federal Home Loan Mortgage Corp.
4.000% 05/01/11	1,371,968	1,336,735
4.500% 11/01/07	367,494	365,461
4.500% 03/01/21	1,632,324	1,580,927
5.500% 01/01/21	407,972	408,746
5.500% 07/01/21	112,531	112,688
5.500% 08/01/21	1,278,523	1,280,298
5.500% 09/01/21	953,276	954,600
5.500% 01/01/22	972,189	973,576
6.000% 07/01/08	5,131	5,139
6.000% 11/01/14	6,190	6,299
6.000% 08/01/21	721,330	733,321
6.000% 09/01/21	879,936	894,564
TBA,
5.500% 05/01/22(d)	1,000,000	1,001,250
Federal National Mortgage Association
5.500% 02/01/21	405,604	406,174
6.000% 03/01/09	18,464	18,679
6.000% 05/01/09	199,767	202,095
6.000% 11/01/21	1,442,942	1,466,547
Small Business Administration
5.875% 10/25/21(b)	15,152	15,242
5.875% 03/25/22(b)	88,900	89,441
5.875% 06/25/22(b)	386,677	389,067
6.000% 07/25/21(b)	16,436	16,179

Total Mortgage-Backed Securities (cost of $12,247,124)		12,257,028
Government & Agency Obligations – 10.6%
FOREIGN GOVERNMENT OBLIGATIONS – 1.4%

Morocco Government AID Bond
5.344% 05/01/23(b)	330,000	330,465
Province of Quebec
5.000% 07/17/09	875,000	877,506
United Mexican States
4.625% 10/08/08	325,000	321,588
FOREIGN GOVERNMENT OBLIGATIONS TOTAL		1,529,559
U.S. GOVERNMENT AGENCIES – 4.5%
Federal Home Loan Bank
5.125% 08/08/08	85,000	85,134
Federal National Mortgage Association
3.875% 02/01/08	1,350,000	1,336,963

8

	Par ($)	Value ($)
Government & Agency Obligations – (continued)
U.S. GOVERNMENT AGENCIES – (continued)
4.750% 08/03/07	3,450,000	3,445,912

U.S. GOVERNMENT AGENCIES TOTAL		4,868,009
U.S. GOVERNMENT OBLIGATIONS – 4.7%
U.S. Treasury Inflation Indexed Notes
3.875% 01/15/09(a)	2,208,321	2,282,249
U.S. Treasury Notes
3.375% 10/15/09(a)	1,480,000	1,439,762
4.375% 12/31/07(a)	1,470,000	1,463,798
U.S. GOVERNMENT OBLIGATIONS TOTAL		5,185,809

Total Government & Agency Obligations (cost of $11,684,271)		11,583,377
Commercial Mortgage-Backed Securities – 4.3%
Bear Stearns Commercial Mortgage Securities, Inc.
3.869% 02/11/41	1,025,000	1,001,527
Chase Commercial Mortgage Securities Corp.
7.093% 10/15/32	714,152	716,533
CS First Boston Mortgage Securities Corp.
5.017% 08/15/38	350,000	348,231
LB-UBS Commercial Mortgage Trust
5.642% 12/15/25	451,148	454,454
Nationslink Funding Corp.
6.888% 11/10/30	235,605	235,971
Prudential Securities Secured Financing Corp.
6.480% 11/01/31	1,333,428	1,347,436
Wachovia Bank Commercial Mortgage Trust
5.192% 10/15/44(b)	550,000	550,502

Total Commercial Mortgage-Backed Securities (cost of $4,757,300)		4,654,654

	Shares
Securities Lending Collateral – 9.6%
State Street Navigator Securities Lending Prime Portfolio (e)	10,470,848	10,470,848

Total Securities Lending Collateral (cost of $10,470,848)		10,470,848

9

	Par ($)	Value ($)
Short-Term Obligation – 4.2%
Repurchase agreement with Fixed Income Clearing Corp., dated 04/30/07, due 05/01/07 at 5.060%, collateralized by a U.S. Government Agency Obligation maturing 08/15/09, market value of $4,709,627 (repurchase proceeds $4,614,649)	4,614,000	4,614,000

Total Short-Term Obligation (cost of $4,614,000)		4,614,000

Total Investments – 109.8% (cost of $120,021,029)(f)(g)		119,902,236

Other Assets & Liabilities, Net – (9.8)%		(10,706,679)

Net Assets – 100.0%		109,195,557

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	All or a portion of this security was on loan at April 30, 2007. The total market value of securities on loan at April 30, 2007 is $10,280,336.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at April 30, 2007.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities, which are not illiquid, amounted to $2,378,313, which represents 2.2% of net assets.

(d)	Security purchased on a delayed delivery basis.

(e)	Investment made with cash collateral received from securities lending activity.

(f)	Cost for federal income tax purposes is $120,244,525.

(g)	Unrealized appreciation and depreciation at April 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$223,177	$(565,466)	$(342,289)

Acronym	Name

TBA	To Be Announced

10

INVESTMENT PORTFOLIO

April 30, 2007 (Unaudited)	CMG Small Cap Growth Fund

	Shares	Value ($)*
Common Stocks – 97.5%
CONSUMER DISCRETIONARY – 15.5%
Auto Components – 0.8%
Spartan Motors, Inc.	11,985	341,333
Auto Components Total		341,333
Diversified Consumer Services – 1.0%
DeVry, Inc.	3,660	120,744
Sotheby’s	3,160	163,119
Strayer Education, Inc.	980	121,853
Diversified Consumer Services Total		405,716
Hotels, Restaurants & Leisure – 2.6%
Chipotle Mexican Grill, Inc., Class A (a)	3,260	212,650
Pinnacle Entertainment, Inc. (a)	6,125	171,990
RARE Hospitality International, Inc. (a)	6,010	175,011
Ruby Tuesday, Inc.	4,600	123,096
Scientific Games Corp., Class A (a)	6,000	199,740
Texas Roadhouse, Inc., Class A (a)	11,500	168,130
Hotels, Restaurants & Leisure Total		1,050,617
Household Durables – 0.9%
Gafisa SA, ADR (a)	7,850	219,800
Ryland Group, Inc.	3,800	168,340
Household Durables Total		388,140
Internet & Catalog Retail – 0.5%
Priceline.com, Inc. (a)	3,800	211,432
Internet & Catalog Retail Total		211,432
Leisure Equipment & Products – 0.5%
Smith & Wesson Holding Corp. (a)	15,340	210,465
Leisure Equipment & Products Total		210,465
Media – 2.1%
Cinemark Holdings, Inc. (a)	11,085	209,507
Knology, Inc. (a)	12,540	228,980
Marvel Entertainment, Inc. (a)	6,460	190,764
National CineMedia, Inc. (a)	9,394	246,968
Media Total		876,219
Specialty Retail – 5.4%
Children’s Place Retail Stores, Inc. (a)	2,280	120,544
Coldwater Creek, Inc. (a)	7,600	157,320
DSW, Inc., Class A (a)	4,850	187,986
GameStop Corp., Class A (a)	12,346	409,517
Hibbett Sporting Goods, Inc. (a)	4,410	128,551
J Crew Group, Inc. (a)	6,840	276,951

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
Monro Muffler, Inc.	6,060	212,100
Rent-A-Center, Inc. (a)	7,350	204,624
Tractor Supply Co. (a)	2,490	128,833
Tween Brands, Inc. (a)	3,620	141,759
Zumiez, Inc. (a)	5,730	226,106
Specialty Retail Total		2,194,291
Textiles, Apparel & Luxury Goods – 1.7%
Carter’s, Inc. (a)	8,560	224,272
Phillips-Van Heusen Corp.	3,210	179,439
Volcom, Inc. (a)	6,841	287,390
Textiles, Apparel & Luxury Goods Total		691,101
CONSUMER DISCRETIONARY TOTAL		6,369,314
CONSUMER STAPLES – 1.3%
Personal Products – 1.3%
Bare Escentuals, Inc. (a)	10,230	413,599
Playtex Products, Inc. (a)	8,140	123,891
Personal Products Total		537,490
CONSUMER STAPLES TOTAL		537,490
ENERGY – 6.5%
Energy Equipment & Services – 3.3%
Atwood Oceanics, Inc. (a)	6,930	435,897
Core Laboratories NV (a)	3,040	276,397
Grey Wolf, Inc. (a)	17,220	123,295
Oil States International, Inc. (a)	6,350	215,455
Superior Offshore International, Inc. (a)	1,084	19,805
Tetra Technologies, Inc. (a)	10,180	269,668
Energy Equipment & Services Total		1,340,517
Oil, Gas & Consumable Fuels – 3.2%
Arena Resources, Inc. (a)	1,750	82,163
Berry Petroleum Co., Class A	8,810	300,069
Carrizo Oil & Gas, Inc. (a)	6,200	228,470
Foundation Coal Holdings, Inc.	5,520	217,433
Parallel Petroleum Corp. (a)	6,286	145,269
Petrohawk Energy Corp. (a)	7,650	110,542
Ship Finance Intl. Ltd.	4,470	132,938

2

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
World Fuel Services Corp.	1,840	85,026
Oil, Gas & Consumable Fuels Total		1,301,910
ENERGY TOTAL		2,642,427
FINANCIALS – 8.4%
Capital Markets – 2.2%
Affiliated Managers Group, Inc. (a)	3,670	431,702
Greenhill & Co., Inc.	1,950	123,338
Investment Technology Group, Inc. (a)	2,960	112,006
Waddell & Reed Financial, Inc., Class A	10,390	251,646
Capital Markets Total		918,692
Commercial Banks – 1.6%
Signature Bank (a)	9,240	290,691
Sterling Financial Corp.	6,440	189,851
UCBH Holdings, Inc.	8,950	160,742
Commercial Banks Total		641,284
Consumer Finance – 0.7%
First Cash Financial Services, Inc. (a)	12,200	280,356
Consumer Finance Total		280,356
Diversified Financial Services – 0.5%
Genesis Lease Ltd.	1,341	36,207
International Securities Exchange Holdings, Inc.	2,500	166,725
Diversified Financial Services Total		202,932
Insurance – 1.0%
Castlepoint Holdings Ltd.	6,189	94,382
ProAssurance Corp. (a)	6,290	338,654
Insurance Total		433,036
Real Estate Investment Trusts (REITs) – 2.4%
Alexandria Real Estate Equities, Inc.	2,510	265,683
Digital Realty Trust, Inc.	3,230	130,654
FelCor Lodging Trust, Inc.	5,350	136,585
Home Properties, Inc.	3,290	183,253
Redwood Trust, Inc.	1,860	93,391
Washington Real Estate Investment Trust	4,390	166,205
Real Estate Investment Trusts (REITs) Total		975,771
FINANCIALS TOTAL		3,452,071
HEALTH CARE – 16.8%
Biotechnology – 5.2%
Alkermes, Inc. (a)	13,160	216,219

3

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Biotechnology – (continued)
Allos Therapeutics, Inc. (a)	25,550	149,723
Applera Corp. - Celera Group (a)	7,930	111,020
ArQule, Inc. (a)	12,750	111,945
Array Biopharma, Inc. (a)	15,920	222,084
BioMarin Pharmaceuticals, Inc. (a)	14,260	230,442
Cubist Pharmaceuticals, Inc. (a)	8,860	190,047
Digene Corp. (a)	5,200	238,420
Iomai Corp. (a)	12,547	62,986
Keryx Biopharmaceuticals, Inc. (a)	6,580	67,116
Onyx Pharmaceuticals, Inc. (a)	7,970	213,277
OSI Pharmaceuticals, Inc. (a)	5,680	197,096
Seattle Genetics, Inc. /wa (a)	10,750	102,232
Biotechnology Total		2,112,607
Health Care Equipment & Supplies – 4.2%
Hologic, Inc. (a)	6,043	347,775
Kyphon, Inc. (a)	8,572	399,541
Northstar Neuroscience, Inc. (a)	6,880	93,706
NuVasive, Inc. (a)	14,080	362,842
ResMed, Inc. (a)	4,121	174,153
Sirona Dental Systems, Inc.	3,150	103,981
Thoratec Corp. (a)	5,044	98,963
Xtent, Inc. (a)	11,852	160,239
Health Care Equipment & Supplies Total		1,741,200
Health Care Providers & Services – 2.0%
Animal Health International, Inc. (a)	3,471	46,372
HealthExtras, Inc. (a)	13,115	405,909
Healthways, Inc. (a)	2,140	90,779
Psychiatric Solutions, Inc. (a)	7,780	272,845
VCA Antech, Inc. (a)	537	21,174
Health Care Providers & Services Total		837,079
Health Care Technology – 0.7%
Allscripts Healthcare Solutions, Inc. (a)	11,034	291,849
Health Care Technology Total		291,849
Life Sciences Tools & Services – 2.2%
ICON PLC, ADR (a)	15,630	733,516
Illumina, Inc. (a)	5,330	173,918
Life Sciences Tools & Services Total		907,434
Pharmaceuticals – 2.5%
BioMimetic Therapeutics, Inc. (a)	5,733	107,436

4

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
Medicis Pharmaceutical Corp., Class A	9,060	275,424
Penwest Pharmaceuticals Co. (a)	16,160	193,597
Pozen, Inc. (a)	13,660	199,026
Viropharma, Inc. (a)	4,660	70,273
Xenoport, Inc. (a)	3,750	160,763
Pharmaceuticals Total		1,006,519
HEALTH CARE TOTAL		6,896,688
INDUSTRIALS – 16.1%
Aerospace & Defense – 2.6%
Armor Holdings, Inc. (a)	3,962	283,283
BE Aerospace, Inc. (a)	12,297	450,685
Ionatron, Inc. (a)	19,040	117,096
Ladish Co., Inc. (a)	5,170	210,212
Aerospace & Defense Total		1,061,276
Air Freight & Logistics – 0.6%
Pacer International, Inc.	3,690	94,280
UTI Worldwide, Inc.	5,803	136,196
Air Freight & Logistics Total		230,476
Airlines – 0.5%
Alaska Air Group, Inc. (a)	7,080	209,568
Airlines Total		209,568
Commercial Services & Supplies – 4.3%
ACCO Brands Corp. (a)	8,130	193,494
Advisory Board Co. (a)	4,140	196,567
Corporate Executive Board Co.	1,733	110,288
Huron Consulting Group, Inc. (a)	6,545	396,300
Kenexa Corp. (a)	10,948	338,950
Resources Connection, Inc. (a)	8,910	268,815
Waste Connections, Inc. (a)	8,310	259,023
Commercial Services & Supplies Total		1,763,437
Construction & Engineering – 0.6%
Granite Construction, Inc.	1,480	89,155
Perini Corp. (a)	3,768	160,517
Construction & Engineering Total		249,672
Electrical Equipment – 2.1%
Acuity Brands, Inc.	2,690	159,033
Franklin Electric Co., Inc.	2,170	92,420
General Cable Corp. (a)	8,940	513,514
JA Solar Holdings Co. Ltd. (a)	3,269	79,731
Electrical Equipment Total		844,698

5

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – 2.8%
Barnes Group, Inc.	9,060	220,158
Bucyrus International, Inc., Class A	4,100	257,234
ESCO Technologies, Inc. (a)	6,043	275,319
Force Protection, Inc. (a)	9,550	207,235
RBC Bearings, Inc. (a)	4,911	186,667
Machinery Total		1,146,613
Marine – 1.2%
Diana Shipping, Inc.	18,777	380,234
Genco Shipping & Trading Ltd.	3,610	129,094
Marine Total		509,328
Road & Rail – 0.4%
Genesee & Wyoming, Inc., Class A (a)	6,620	179,998
Road & Rail Total		179,998
Trading Companies & Distributors – 1.0%
Houston Wire & Cable Co. (a)	14,178	417,967
Trading Companies & Distributors Total		417,967
INDUSTRIALS TOTAL		6,613,033
INFORMATION TECHNOLOGY – 26.6%
Communications Equipment – 1.8%
CommScope, Inc. (a)	3,290	153,479
F5 Networks, Inc. (a)	3,480	267,194
Riverbed Technology, Inc. (a)	5,050	161,146
Sirenza Microdevices, Inc. (a)	17,940	163,433
Communications Equipment Total		745,252
Computers & Peripherals – 0.6%
Brocade Communications Systems, Inc. (a)	12,390	121,051
Emulex Corp. (a)	5,740	120,425
Computers & Peripherals Total		241,476
Electronic Equipment & Instruments – 3.3%
Acacia Research - Acacia Technologies (a)	5,299	79,061
Cogent, Inc. (a)	21,560	302,702
Daktronics, Inc.	20,370	464,029
FLIR Systems, Inc. (a)	5,730	232,008
Novatel, Inc. (a)	3,380	119,280
SunPower Corp., Class A (a)	2,680	162,622
Electronic Equipment & Instruments Total		1,359,702

6

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Internet Software & Services – 6.0%
aQuantive, Inc. (a)	7,570	231,718
Digital River, Inc. (a)	2,410	141,057
DivX, Inc. (a)	3,980	80,237
Equinix, Inc. (a)	4,830	403,160
Keynote Systems, Inc. (a)	7,530	102,408
Knot, Inc. (a)	29,480	628,808
Omniture, Inc. (a)	9,126	171,934
RADVision Ltd. (a)	5,950	131,554
ROO Group, Inc. (a)	27,190	75,044
Sohu.com, Inc. (a)	4,230	107,104
ValueClick, Inc. (a)	6,110	174,746
Vocus, Inc. (a)	9,685	217,816
Internet Software & Services Total		2,465,586
IT Services – 2.8%
Acxiom Corp.	8,860	200,236
Gartner, Inc. (a)	8,580	216,473
Global Cash Access, Inc. (a)	9,044	141,720
Global Payments, Inc.	4,288	162,858
Heartland Payment Systems, Inc.	6,790	169,275
RightNow Technologies, Inc. (a)	18,420	273,721
IT Services Total		1,164,283
Semiconductors & Semiconductor Equipment – 6.0%
Atheros Communications, Inc. (a)	17,783	476,407
ATMI, Inc. (a)	10,250	317,032
Hittite Microwave Corp. (a)	5,120	231,322
MIPS Technologies, Inc. (a)	18,110	155,384
MoSys, Inc. (a)	4,880	42,407
SiRF Technology Holdings, Inc. (a)	5,413	131,319
Techwell, Inc. (a)	4,250	60,648
Tessera Technologies, Inc. (a)	8,379	358,537
Varian Semiconductor Equipment Associates, Inc. (a)	2,090	138,692
Verigy Ltd. (a)	21,830	551,644
Semiconductors & Semiconductor Equipment Total		2,463,392
Software – 6.1%
Activision, Inc. (a)	7,490	149,800
ANSYS, Inc. (a)	8,050	412,160
Aspen Technology, Inc. (a)	8,270	112,307

7

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
Concur Technologies, Inc. (a)	7,300	129,721
i2 Technologies, Inc. (a)	4,260	108,460
Informatica Corp. (a)	9,140	134,541
Micros Systems, Inc. (a)	3,889	213,117
Nuance Communications, Inc. (a)	12,666	195,183
THQ, Inc. (a)	6,050	201,888
Transaction Systems Architects, Inc. (a)	6,875	218,144
Tyler Technologies, Inc. (a)	17,680	211,276
Ultimate Software Group, Inc. (a)	7,410	204,516
Verint Systems, Inc. (a)	3,320	95,450
Wind River Systems, Inc. (a)	10,140	99,676
Software Total		2,486,239
INFORMATION TECHNOLOGY TOTAL		10,925,930
MATERIALS – 3.6%
Metals & Mining – 3.6%
Carpenter Technology Corp.	2,810	341,050
Century Aluminum Co. (a)	3,193	151,061
Claymont Steel Holdings, Inc. (a)	9,603	222,021
FNX Mining Co., Inc. (a)	4,570	109,525
Gammon Lake Resources, Inc. (a)	9,140	147,611
Iamgold Corp.	10,150	82,418
Lundin Mining Corp. (a)	10,820	133,086
Universal Stainless & Alloy (a)	5,870	261,450
Metals & Mining Total		1,448,222
MATERIALS TOTAL		1,448,222
TELECOMMUNICATION SERVICES – 2.7%
Diversified Telecommunication Services – 0.6%
Cogent Communications Group, Inc. (a)	10,250	260,965
Diversified Telecommunication Services Total		260,965
Wireless Telecommunication Services – 2.1%
Dobson Communications Corp., Class A (a)	18,600	169,446
Millicom International Cellular SA (a)	2,910	236,437

8

SBA Communications Corp., Class A (a)	14,840	436,593
Wireless Telecommunication Services Total		842,476
TELECOMMUNICATION SERVICES TOTAL		1,103,441

Total Common Stocks (cost of $32,866,591)		39,988,616

	Par ($)	Value ($)
Short-Term Obligation – 3.2%
Repurchase agreement with Fixed Income Clearing Corp., dated 04/30/07, due 05/01/07 at 5.060%, collateralized by a U.S. Treasury Note maturing 04/30/12, market value of $1,341,638 (repurchase proceeds $1,315,185)	1,315,000	1,315,000

Total Short-Term Obligation (cost of $1,315,000)		1,315,000

Total Investments – 100.7% (cost of $34,181,591)(b)(c)		41,303,616

Other Assets & Liabilities, Net – (0.7)%		(270,232)

Net Assets – 100.0%		41,033,384

9

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)		Non-income producing security.

(b)		Cost for federal income tax purposes is $34,181,591.

(c)		Unrealized appreciation and depreciation at April 30, 2007 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$7,956,437	$(834,412)	$7,122,025

Acronym	Name

ADR	American Depositary Receipt

10

INVESTMENT PORTFOLIO

April 30, 2007 (Unaudited)	CMG Small Cap Value Fund

	Shares	Value ($)*
Common Stocks – 93.4%
CONSUMER DISCRETIONARY – 11.2%
Auto Components – 1.0%
American Axle & Manufacturing Holdings, Inc.	4,060	113,477
BorgWarner, Inc.	1,810	141,017
Modine Manufacturing Co.	4,210	97,377
Auto Components Total		351,871
Distributors – 0.3%
Building Materials Holding Corp.	6,410	93,073
Distributors Total		93,073
Diversified Consumer Services – 0.4%
Regis Corp.	3,770	144,127
Diversified Consumer Services Total		144,127
Hotels, Restaurants & Leisure – 1.9%
Bob Evans Farms, Inc.	3,630	133,221
Landry’s Restaurants, Inc.	4,940	146,718
Multimedia Games, Inc. (a)	5,746	64,355
O’Charleys, Inc.	2,180	46,020
Scientific Games Corp., Class A (a)	5,070	168,780
Vail Resorts, Inc. (a)	1,340	76,407
Hotels, Restaurants & Leisure Total		635,501
Household Durables – 2.2%
American Greetings Corp., Class A	9,820	249,919
CSS Industries, Inc.	2,330	92,967
Ethan Allen Interiors, Inc.	2,860	100,958
Furniture Brands International, Inc.	7,560	121,565
Kimball International, Inc., Class B	6,060	109,080
Skyline Corp.	1,400	45,990
Household Durables Total		720,479
Media – 0.3%
4Kids Entertainment, Inc. (a)	5,360	87,207
Media Total		87,207
Multiline Retail – 0.2%
99 Cents Only Stores (a)	5,170	73,931
Multiline Retail Total		73,931
Specialty Retail – 3.1%
America’s Car-Mart, Inc. (a)	10,507	134,700
Borders Group, Inc.	3,680	77,685
GameStop Corp., Class A (a)	5,880	195,039
Monro Muffler, Inc.	4,590	160,650

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
Payless Shoesource, Inc. (a)	3,620	115,478
Rent-A-Center, Inc. (a)	5,690	158,410
United Retail Group, Inc. (a)	5,170	71,501
Zale Corp. (a)	3,710	103,546
Specialty Retail Total		1,017,009
Textiles, Apparel & Luxury Goods – 1.8%
Delta Apparel, Inc.	3,370	58,166
Hampshire Group Ltd. (a)	6,192	106,812
Hartmarx Corp. (a)	11,579	76,190
K-Swiss, Inc., Class A	2,820	81,442
Stride Rite Corp.	5,550	78,255
Wolverine World Wide, Inc.	6,550	187,199
Textiles, Apparel & Luxury Goods Total		588,064
CONSUMER DISCRETIONARY TOTAL		3,711,262
CONSUMER STAPLES – 4.1%
Food & Staples Retailing – 1.3%
BJ’s Wholesale Club, Inc. (a)	3,440	118,783
Ruddick Corp.	2,500	75,075
Weis Markets, Inc.	5,430	233,707
Food & Staples Retailing Total		427,565
Food Products – 2.8%
American Italian Pasta Co., Class A (a)	3,860	41,302
Flowers Foods, Inc.	4,059	126,600
Fresh Del Monte Produce, Inc. (a)	6,640	135,257
J&J Snack Foods Corp.	2,960	115,351
Lancaster Colony Corp.	3,210	135,558
Lance, Inc.	4,360	96,487
Maui Land & Pineapple Co., Inc. (a)	2,930	99,210
Ralcorp Holdings, Inc. (a)	2,580	169,790
Food Products Total		919,555
CONSUMER STAPLES TOTAL		1,347,120
ENERGY – 5.4%
Energy Equipment & Services – 2.2%
Complete Production Services, Inc. (a)	2,473	59,525
Grey Wolf, Inc. (a)	16,980	121,577
Horizon Offshore, Inc. (a)	5,500	88,000
Lufkin Industries, Inc.	3,253	202,402
Oil States International, Inc. (a)	2,140	72,610

2

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Energy Equipment & Services – (continued)
Superior Well Services, Inc. (a)	1,290	32,637
TriCo Marine Services, Inc. (a)	4,293	166,182
Energy Equipment & Services Total		742,933
Oil, Gas & Consumable Fuels – 3.2%
Alpha Natural Resources, Inc. (a)	4,990	86,676
Aurora Oil & Gas Corp. (a)	12,760	33,559
Bois d’Arc Energy, Inc. (a)	3,998	59,850
Comstock Resources, Inc. (a)	1,710	48,479
Harvest Natural Resources, Inc. (a)	9,950	99,997
Nordic American Tanker Shipping	3,433	132,239
Peabody Energy Corp.	2,460	118,031
Range Resources Corp.	6,440	235,382
Stone Energy Corp. (a)	2,280	67,556
Swift Energy Co. (a)	1,550	63,008
Western Refining, Inc.	3,113	123,337
Oil, Gas & Consumable Fuels Total		1,068,114
ENERGY TOTAL		1,811,047
FINANCIALS – 25.0%
Capital Markets – 0.8%
Piper Jaffray Companies, Inc. (a)	2,620	167,182
Thomas Weisel Partners Group, Inc. (a)	5,339	105,499
Capital Markets Total		272,681
Commercial Banks – 8.6%
BancFirst Corp.	2,010	86,048
BancTrust Financial Group, Inc.	4,992	99,990
Bank of Granite Corp.	7,092	114,394
Bryn Mawr Bank Corp.	4,746	116,657
Capitol Bancorp Ltd.	4,546	137,062
Central Pacific Financial Corp.	3,100	106,516
Chemical Financial Corp.	5,115	136,724
City Holding Co.	2,270	86,192
Columbia Banking System, Inc.	3,530	107,135
Community Trust Bancorp, Inc.	3,060	101,776
First Citizens BancShares, Inc., Class A	574	116,465
First Financial Corp.	3,720	106,094
First National Bank of Alaska	28	61,040
Mass Financial Corp., Class A (a)	13,010	40,982
Merchants Bancshares, Inc.	4,070	91,656
Northrim BanCorp, Inc.	4,024	113,517

3

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
Park National Corp.	1,030	91,433
S&T Bancorp, Inc.	3,834	124,835
Sandy Spring Bancorp, Inc.	2,350	75,811
South Financial Group, Inc.	5,450	123,333
Sterling Bancorp NY	6,280	108,707
Susquehanna Bancshares, Inc.	6,660	148,385
Taylor Capital Group, Inc.	4,100	121,934
TriCo Bancshares	1,846	39,560
UMB Financial Corp.	5,170	202,250
Whitney Holding Corp.	6,090	187,389
Commercial Banks Total		2,845,885
Consumer Finance – 1.6%
Advance America Cash Advance Centers, Inc.	13,800	236,532
Cash America International, Inc.	7,120	307,299
Consumer Finance Total		543,831
Diversified Financial Services – 0.6%
Financial Federal Corp.	2,315	60,838
Medallion Financial Corp.	11,123	132,475
Diversified Financial Services Total		193,313
Insurance – 6.8%
American Physicians Capital, Inc. (a)	3,715	146,891
Baldwin & Lyons, Inc., Class B	3,871	95,343
CNA Surety Corp. (a)	7,470	154,181
Commerce Group, Inc.	5,720	186,529
Delphi Financial Group, Inc., Class A	5,410	231,007
Harleysville Group, Inc.	3,035	92,689
Horace Mann Educators Corp.	8,130	171,055
KMG America Corp. (a)	20,150	96,518
National Western Life Insurance Co., Class A	444	118,859
Navigators Group, Inc. (a)	5,154	263,318
Phoenix Companies, Inc.	11,320	168,668
ProCentury Corp.	9,381	212,386
RLI Corp.	2,602	144,905
United America Indemnity Ltd., Class A (a)	7,420	185,352
Insurance Total		2,267,701
Real Estate Investment Trusts (REITs) – 5.3%
Colonial Properties Trust	2,600	128,986

4

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Crescent Real Estate Equities Co.	10,850	222,534
Equity One, Inc.	3,910	109,206
Franklin Street Properties Corp.	8,326	150,284
Getty Realty Corp.	3,720	106,615
Healthcare Realty Trust, Inc.	4,740	161,445
Highland Hospitality Corp.	4,940	94,107
Lexington Corporate Properties Trust	7,170	149,781
Potlatch Corp.	3,650	158,374
Strategic Hotels & Resorts, Inc.	5,090	110,199
Sun Communities, Inc.	4,900	145,824
Universal Health Realty Income Trust	3,060	107,773
Urstadt Biddle Properties, Inc., Class A	6,480	117,547
Real Estate Investment Trusts (REITs) Total		1,762,675
Thrifts & Mortgage Finance – 1.3%
Corus Bankshares, Inc.	8,562	143,927
Flagstar Bancorp, Inc.	10,050	118,590
TrustCo Bank Corp. NY	8,790	80,604
Washington Federal, Inc.	3,250	77,058
Thrifts & Mortgage Finance Total		420,179
FINANCIALS TOTAL		8,306,265
HEALTH CARE – 8.7%
Health Care Equipment & Supplies – 2.1%
Analogic Corp.	1,640	100,532
DJO, Inc. (a)	2,130	83,198
Haemonetics Corp. (a)	3,320	158,829
STERIS Corp.	7,630	195,023
Viasys Healthcare, Inc. (a)	2,680	85,813
Vital Signs, Inc.	1,300	74,178
Health Care Equipment & Supplies Total		697,573
Health Care Providers & Services – 4.6%
Amedisys, Inc. (a)	2,380	74,613
AmSurg Corp. (a)	3,800	87,210
Cross Country Healthcare, Inc. (a)	7,100	139,799
Gentiva Health Services, Inc. (a)	7,430	139,090
Hooper Holmes, Inc. (a)	12,100	53,240
Kindred Healthcare, Inc. (a)	6,450	225,234
NovaMed, Inc. (a)	6	44
Owens & Minor, Inc.	3,620	127,967
Pediatrix Medical Group, Inc. (a)	5,960	340,018
RehabCare Group, Inc. (a)	3,070	50,287

5

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
Res-Care, Inc. (a)	7,330	131,207
Symbion, Inc. (a)	4,647	101,862
U.S. Physical Therapy, Inc. (a)	4,310	62,926
Health Care Providers & Services Total		1,533,497
Life Sciences Tools & Services – 1.4%
Bio-Rad Laboratories, Inc., Class A (a)	1,980	140,125
PAREXEL International Corp. (a)	5,430	213,290
Varian, Inc. (a)	1,600	92,736
Life Sciences Tools & Services Total		446,151
Pharmaceuticals – 0.6%
Alpharma, Inc., Class A (a)	5,090	123,687
Sciele Pharma, Inc. (a)	3,470	85,778
Pharmaceuticals Total		209,465
HEALTH CARE TOTAL		2,886,686
INDUSTRIALS – 17.0%
Aerospace & Defense – 1.5%
AAR Corp. (a)	6,785	207,214
Esterline Technologies Corp. (a)	4,670	194,879
Moog, Inc., Class A (a)	2,340	99,497
Aerospace & Defense Total		501,590
Airlines – 0.9%
AirTran Holdings, Inc. (a)	7,540	83,015
JetBlue Airways Corp. (a)	8,655	85,771
Skywest, Inc.	5,060	137,683
Airlines Total		306,469
Building Products – 1.5%
Goodman Global, Inc. (a)	4,334	80,829
Lennox International, Inc.	3,180	107,516
NCI Building Systems, Inc. (a)	4,220	210,873
Universal Forest Products, Inc.	2,120	98,495
Building Products Total		497,713
Commercial Services & Supplies – 3.8%
ABM Industries, Inc.	3,710	104,399
Casella Waste Systems, Inc., Class A (a)	7,160	66,588
CBIZ, Inc. (a)	6,392	44,488
Consolidated Graphics, Inc. (a)	4,090	307,773
Healthcare Services Group, Inc.	5,949	166,572
IKON Office Solutions, Inc.	7,730	115,641

6

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Commercial Services & Supplies – (continued)
Korn/Ferry International (a)	4,870	114,786
Navigant Consulting, Inc. (a)	6,290	120,642
TeleTech Holdings, Inc. (a)	2,290	86,402
United Stationers, Inc. (a)	2,250	133,920
Commercial Services & Supplies Total		1,261,211
Construction & Engineering – 1.9%
EMCOR Group, Inc. (a)	3,180	199,354
KHD Humboldt Wedag International Ltd. (a)	6,852	332,390
Washington Group International, Inc. (a)	1,530	102,388
Construction & Engineering Total		634,132
Electrical Equipment – 2.0%
Belden CDT, Inc.	3,130	174,905
Genlyte Group, Inc. (a)	2,920	227,789
Woodward Governor Co.	5,360	264,516
Electrical Equipment Total		667,210
Machinery – 2.3%
Briggs & Stratton Corp.	3,980	118,087
EnPro Industries, Inc. (a)	5,160	194,326
Harsco Corp.	7,340	374,340
Kadant, Inc. (a)	2,243	61,570
Machinery Total		748,323
Road & Rail – 2.1%
Amerco, Inc. (a)	1,400	97,944
Dollar Thrifty Automotive Group, Inc. (a)	2,440	114,387
Genesee & Wyoming, Inc., Class A (a)	2,930	79,667
Heartland Express, Inc.	5,600	96,488
Ryder System, Inc.	2,180	114,755
Vitran Corp., Inc. (a)	650	13,020
Werner Enterprises, Inc.	10,200	192,882
Road & Rail Total		709,143
Trading Companies & Distributors – 1.0%
Kaman Corp.	4,520	112,096
Watsco, Inc.	3,790	201,514
Trading Companies & Distributors Total		313,610
INDUSTRIALS TOTAL		5,639,401
INFORMATION TECHNOLOGY – 12.0%
Communications Equipment – 2.0%
Anaren, Inc. (a)	8,330	157,603

7

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Communications Equipment – (continued)
Andrew Corp. (a)	6,350	69,342
Black Box Corp.	2,881	104,984
Dycom Industries, Inc. (a)	6,100	158,051
Polycom, Inc. (a)	3,150	104,895
Tollgrade Communications, Inc. (a)	5,160	61,662
Communications Equipment Total		656,537
Computers & Peripherals – 1.1%
Electronics for Imaging, Inc. (a)	5,850	156,019
Emulex Corp. (a)	5,550	116,439
Imation Corp.	2,680	98,919
Computers & Peripherals Total		371,377
Electronic Equipment & Instruments – 3.3%
Agilysys, Inc.	3,970	83,489
Anixter International, Inc. (a)	2,930	209,788
Benchmark Electronics, Inc. (a)	6,060	128,351
Brightpoint, Inc. (a)	12,606	167,660
Coherent, Inc. (a)	2,512	78,851
MTS Systems Corp.	3,570	151,761
NAM TAI Electronics, Inc.	8,180	106,013
Vishay Intertechnology, Inc. (a)	10,720	178,488
Electronic Equipment & Instruments Total		1,104,401
IT Services – 1.5%
Acxiom Corp.	3,472	78,467
CSG Systems International, Inc. (a)	3,688	98,765
MAXIMUS, Inc.	2,190	76,519
MPS Group, Inc. (a)	17,760	243,134
IT Services Total		496,885
Semiconductors & Semiconductor Equipment – 2.6%
Actel Corp. (a)	6,858	100,401
Advanced Energy Industries, Inc. (a)	3,650	89,425
Asyst Technologies, Inc. (a)	7,853	56,149
ATMI, Inc. (a)	1,630	50,416
Brooks Automation, Inc. (a)	3,254	56,847
Cabot Microelectronics Corp. (a)	1,430	45,960
Exar Corp. (a)	6,060	81,689
Fairchild Semiconductor International, Inc. (a)	4,730	83,248
OmniVision Technologies, Inc. (a)	2,725	36,842
Sigmatel, Inc. (a)	14,250	54,863

8

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
Standard Microsystems Corp. (a)	3,210	102,913
Varian Semiconductor Equipment Associates, Inc. (a)	690	45,788
Veeco Instruments, Inc. (a)	3,060	55,937
Semiconductors & Semiconductor Equipment Total		860,478
Software – 1.5%
Captaris, Inc. (a)	12,610	76,164
Lawson Software, Inc. (a)	5,090	45,301
MSC.Software Corp. (a)	8,040	105,002
Sybase, Inc. (a)	5,160	124,821
Transaction Systems Architects, Inc. (a)	4,260	135,170
Software Total		486,458
INFORMATION TECHNOLOGY TOTAL		3,976,136
MATERIALS – 6.2%
Chemicals – 1.6%
H.B. Fuller Co.	8,440	215,811
Minerals Technologies, Inc.	2,480	157,777
Sensient Technologies Corp.	5,820	152,368
Chemicals Total		525,956
Construction Materials – 0.5%
Eagle Materials, Inc.	4,010	178,886
Construction Materials Total		178,886
Containers & Packaging – 1.7%
AptarGroup, Inc.	3,030	221,948
Greif, Inc., Class A	4,552	253,091
Greif, Inc., Class B	2,208	112,166
Containers & Packaging Total		587,205
Metals & Mining – 1.6%
Carpenter Technology Corp.	1,430	173,559
Haynes International, Inc. (a)	1,296	101,036
Metal Management, Inc.	2,380	114,407
Worthington Industries, Inc.	5,940	132,165
Metals & Mining Total		521,167
Paper & Forest Products – 0.8%
Glatfelter Co.	8,380	125,281

9

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Paper & Forest Products – (continued)
Mercer International, Inc. (a)	10,910	133,757
Paper & Forest Products Total		259,038
MATERIALS TOTAL		2,072,252
TELECOMMUNICATION SERVICES – 0.3%
Diversified Telecommunication Services – 0.3%
North Pittsburgh Systems, Inc.	4,320	89,683
Diversified Telecommunication Services Total		89,683
TELECOMMUNICATION SERVICES TOTAL		89,683
UTILITIES – 3.5%
Electric Utilities – 1.8%
ALLETE, Inc.	2,630	127,318
El Paso Electric Co. (a)	6,560	173,184
Maine & Maritimes Corp. (a)	1,190	27,739
MGE Energy, Inc.	3,540	127,865
Otter Tail Corp.	4,060	138,852
Electric Utilities Total		594,958
Gas Utilities – 1.0%
Northwest Natural Gas Co.	3,380	171,738
WGL Holdings, Inc.	4,950	167,508
Gas Utilities Total		339,246
Multi-Utilities – 0.7%
CH Energy Group, Inc.	4,670	224,066
Multi-Utilities Total		224,066
UTILITIES TOTAL		1,158,270

Total Common Stocks (cost of $21,778,137)		30,998,122

10

Total Investments – 93.4% (cost of $21,778,137)(b)(c)	30,998,122

Other Assets & Liabilities, Net – 6.6%	2,181,556

Net Assets – 100.0%	33,179,678

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $21,778,137.

(c)	Unrealized appreciation and depreciation at April 30, 2007, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$9,800,756	$(580,771)	$9,219,985

11

INVESTMENT PORTFOLIO

April 30, 2007 (Unaudited)	CMG Small/Mid Cap Fund

	Shares	Value ($)*
Common Stocks – 97.8%
CONSUMER DISCRETIONARY – 17.0%
Auto Components – 0.3%
Goodyear Tire & Rubber Co. (a)	1,260	41,908
Auto Components Total		41,908
Diversified Consumer Services – 1.3%
ITT Educational Services, Inc. (a)	420	40,828
Sotheby’s	900	46,458
Strayer Education, Inc.	540	67,144
Diversified Consumer Services Total		154,430
Hotels, Restaurants & Leisure – 3.6%
Brinker International, Inc.	970	30,167
Chipotle Mexican Grill, Inc., Class A (a)	890	58,055
Hilton Hotels Corp.	3,230	109,820
Penn National Gaming, Inc. (a)	1,360	65,742
Pinnacle Entertainment, Inc. (a)	1,712	48,073
Scientific Games Corp., Class A (a)	1,600	53,264
Wynn Resorts Ltd.	760	77,680
Hotels, Restaurants & Leisure Total		442,801
Household Durables – 1.3%
Gafisa SA, ADR (a)	2,320	64,960
NVR, Inc. (a)	55	45,320
Standard Pacific Corp.	2,190	45,661
Household Durables Total		155,941
Internet & Catalog Retail – 0.5%
Priceline.com, Inc. (a)	1,090	60,648
Internet & Catalog Retail Total		60,648
Leisure Equipment & Products – 0.5%
Smith & Wesson Holding Corp. (a)	4,540	62,289
Leisure Equipment & Products Total		62,289
Media – 2.4%
Cinemark Holdings, Inc. (a)	3,294	62,257
Grupo Televisa SA, ADR	2,030	56,941
Knology, Inc. (a)	3,730	68,110
Lamar Advertising Co., Class A	830	50,082
National CineMedia, Inc. (a)	2,135	56,129
Media Total		293,519
Specialty Retail – 4.6%
Coldwater Creek, Inc. (a)	2,250	46,575
DSW, Inc., Class A (a)	1,590	61,628
GameStop Corp., Class A (a)	3,310	109,793
Hibbett Sporting Goods, Inc. (a)	850	24,777

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
J Crew Group, Inc. (a)	1,920	77,741
Monro Muffler, Inc.	1,020	35,700
Rent-A-Center, Inc. (a)	2,190	60,970
Tractor Supply Co. (a)	740	38,288
Urban Outfitters, Inc. (a)	1,540	39,670
Zumiez, Inc. (a)	1,550	61,163
Specialty Retail Total		556,305
Textiles, Apparel & Luxury Goods – 2.5%
Carter’s, Inc. (a)	2,400	62,880
Coach, Inc. (a)	2,300	112,309
Phillips-Van Heusen Corp.	870	48,633
Volcom, Inc. (a)	2,043	85,826
Textiles, Apparel & Luxury Goods Total		309,648
CONSUMER DISCRETIONARY TOTAL		2,077,489
CONSUMER STAPLES – 1.8%
Food Products – 1.2%
Campbell Soup Co.	1,140	44,574
Dean Foods Co.	720	26,230
Hershey Co.	640	35,174
McCormick & Co., Inc.	1,090	40,461
Food Products Total		146,439
Personal Products – 0.6%
Bare Escentuals, Inc. (a)	1,860	75,200
Personal Products Total		75,200
CONSUMER STAPLES TOTAL		221,639
ENERGY – 7.0%
Energy Equipment & Services – 2.9%
Atwood Oceanics, Inc. (a)	2,060	129,574
BJ Services Co.	1,870	53,594
FMC Technologies, Inc. (a)	1,050	74,424
Grant Prideco, Inc. (a)	930	47,932
Oil States International, Inc. (a)	1,410	47,842
Superior Offshore International, Inc. (a)	323	5,901
Energy Equipment & Services Total		359,267
Oil, Gas & Consumable Fuels – 4.1%
Cameco Corp.	1,010	47,086
Denbury Resources, Inc. (a)	3,250	107,543
Helix Energy Solutions Group, Inc. (a)	2,090	79,963
Holly Corp.	390	24,804

2

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
Peabody Energy Corp.	660	31,667
Petroplus Holdings AG (a)	407	33,291
Southwestern Energy Co. (a)	2,710	113,820
Sunoco, Inc.	830	62,690
Oil, Gas & Consumable Fuels Total		500,864
ENERGY TOTAL		860,131
FINANCIALS – 9.4%
Capital Markets – 3.2%
Affiliated Managers Group, Inc. (a)	1,400	164,682
Greenhill & Co., Inc.	543	34,345
Investment Technology Group, Inc. (a)	800	30,272
Janus Capital Group, Inc.	1,319	33,001
Lazard Ltd., Class A	1,120	60,648
Waddell & Reed Financial, Inc., Class A	2,980	72,176
Capital Markets Total		395,124
Commercial Banks – 1.3%
Signature Bank (a)	2,470	77,706
Zions Bancorporation	970	79,346
Commercial Banks Total		157,052
Consumer Finance – 0.5%
First Cash Financial Services, Inc. (a)	2,440	56,071
Consumer Finance Total		56,071
Diversified Financial Services – 0.4%
IntercontinentalExchange, Inc. (a)	400	50,800
Diversified Financial Services Total		50,800
Insurance – 1.5%
Ambac Financial Group, Inc.	910	83,538
Castlepoint Holdings Ltd.	1,766	26,932
ProAssurance Corp. (a)	1,360	73,222
Insurance Total		183,692
Real Estate Investment Trusts (REITs) – 2.2%
Alexandria Real Estate Equities, Inc.	440	46,574
CapitalSource, Inc.	1,440	37,109
Digital Realty Trust, Inc.	1,160	46,922
General Growth Properties, Inc.	550	35,117
Redwood Trust, Inc.	530	26,611
SL Green Realty Corp.	260	36,634
Washington Real Estate Investment Trust	1,060	40,132
Real Estate Investment Trusts (REITs) Total		269,099

3

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate Management & Development – 0.3%
Jones Lang LaSalle, Inc.	300	32,247
Real Estate Management & Development Total		32,247
FINANCIALS TOTAL		1,144,085
HEALTH CARE – 17.8%
Biotechnology – 4.4%
Alkermes, Inc. (a)	2,730	44,854
Allos Therapeutics, Inc. (a)	6,910	40,493
Applera Corp. - Celera Group (a)	2,190	30,660
ArQule, Inc. (a)	3,440	30,203
Array Biopharma, Inc. (a)	3,200	44,640
BioMarin Pharmaceuticals, Inc. (a)	1,610	26,018
Cephalon, Inc. (a)	560	44,581
Cubist Pharmaceuticals, Inc. (a)	2,410	51,694
Digene Corp. (a)	1,220	55,937
ImClone Systems, Inc. (a)	480	20,107
Onyx Pharmaceuticals, Inc. (a)	2,230	59,675
OSI Pharmaceuticals, Inc. (a)	1,680	58,296
Seattle Genetics, Inc. /wa (a)	3,070	29,196
Biotechnology Total		536,354
Health Care Equipment & Supplies – 4.7%
Cytyc Corp. (a)	2,880	101,462
Gen-Probe, Inc. (a)	830	42,421
Hologic, Inc. (a)	1,030	59,277
Intuitive Surgical, Inc. (a)	410	53,161
Kinetic Concepts, Inc. (a)	460	23,000
Kyphon, Inc. (a)	1,030	48,008
NuVasive, Inc. (a)	2,561	65,997
ResMed, Inc. (a)	1,107	46,782
Sirona Dental Systems, Inc.	930	30,699
Thoratec Corp. (a)	1,361	26,703
Varian Medical Systems, Inc. (a)	936	39,509
Xtent, Inc. (a)	3,204	43,318
Health Care Equipment & Supplies Total		580,337
Health Care Providers & Services – 2.8%
Animal Health International, Inc. (a)	928	12,398
DaVita, Inc. (a)	1,297	70,829
HealthExtras, Inc. (a)	2,025	62,674
Healthways, Inc. (a)	630	26,725
Henry Schein, Inc. (a)	710	37,012

4

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
Laboratory Corp. of America Holdings (a)	320	25,261
Lincare Holdings, Inc. (a)	1,080	42,595
Psychiatric Solutions, Inc. (a)	1,750	61,372
Health Care Providers & Services Total		338,866
Health Care Technology – 0.7%
Allscripts Healthcare Solutions, Inc. (a)	3,075	81,334
Health Care Technology Total		81,334
Life Sciences Tools & Services – 3.1%
ICON PLC, ADR (a)	3,226	151,396
Illumina, Inc. (a)	1,150	37,525
Pharmaceutical Product Development, Inc.	1,700	61,319
Thermo Fisher Scientific, Inc. (a)	1,700	88,502
Waters Corp. (a)	750	44,572
Life Sciences Tools & Services Total		383,314
Pharmaceuticals – 2.1%
Allergan, Inc.	460	55,752
BioMimetic Therapeutics, Inc. (a)	1,620	30,359
Medicis Pharmaceutical Corp., Class A	1,670	50,768
Penwest Pharmaceuticals Co. (a)	4,420	52,951
Pozen, Inc. (a)	3,000	43,710
Viropharma, Inc. (a)	1,260	19,001
Pharmaceuticals Total		252,541
HEALTH CARE TOTAL		2,172,746
INDUSTRIALS – 11.8%
Aerospace & Defense – 1.8%
Armor Holdings, Inc. (a)	700	50,050
BE Aerospace, Inc. (a)	1,970	72,200
Ionatron, Inc. (a)	3,870	23,801
Rockwell Collins, Inc.	1,030	67,640
Aerospace & Defense Total		213,691
Air Freight & Logistics – 0.3%
UTI Worldwide, Inc.	1,466	34,407
Air Freight & Logistics Total		34,407
Airlines – 0.5%
Alaska Air Group, Inc. (a)	2,110	62,456
Airlines Total		62,456
Commercial Services & Supplies – 4.2%
ACCO Brands Corp. (a)	2,630	62,594
Corporate Executive Board Co.	520	33,093

5

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Commercial Services & Supplies – (continued)
Dun & Bradstreet Corp.	520	46,956
Equifax, Inc.	910	36,218
Huron Consulting Group, Inc. (a)	1,245	75,385
Kenexa Corp. (a)	2,892	89,536
Monster Worldwide, Inc. (a)	1,110	46,675
Resources Connection, Inc. (a)	2,560	77,235
Robert Half International, Inc.	1,450	48,285
Commercial Services & Supplies Total		515,977
Electrical Equipment – 1.4%
General Cable Corp. (a)	2,120	121,773
JA Solar Holdings Co. Ltd. (a)	859	20,951
Roper Industries, Inc.	530	29,712
Electrical Equipment Total		172,436
Industrial Conglomerates – 0.3%
McDermott International, Inc. (a)	710	38,099
Industrial Conglomerates Total		38,099
Machinery – 2.1%
ESCO Technologies, Inc. (a)	1,240	56,494
Force Protection, Inc. (a)	2,710	58,807
Manitowoc Co., Inc.	500	34,115
Pentair, Inc.	1,170	37,604
Terex Corp. (a)	900	70,065
Machinery Total		257,085
Marine – 0.3%
Genco Shipping & Trading Ltd.	1,080	38,621
Marine Total		38,621
Road & Rail – 0.2%
Genesee & Wyoming, Inc., Class A (a)	930	25,287
Road & Rail Total		25,287
Trading Companies & Distributors – 0.7%
Houston Wire & Cable Co. (a)	3,030	89,324
Trading Companies & Distributors Total		89,324
INDUSTRIALS TOTAL		1,447,383
INFORMATION TECHNOLOGY – 22.6%
Communications Equipment – 1.3%
F5 Networks, Inc. (a)	790	60,656
Harris Corp.	940	48,269
Riverbed Technology, Inc. (a)	1,509	48,152
Communications Equipment Total		157,077

6

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Computers & Peripherals – 0.6%
Brocade Communications Systems, Inc. (a)	3,550	34,683
Emulex Corp. (a)	1,560	32,729
Computers & Peripherals Total		67,412
Electronic Equipment & Instruments – 2.7%
Acacia Research - Acacia Technologies (a)	1,515	22,604
Cogent, Inc. (a)	4,680	65,707
Daktronics, Inc.	6,070	138,275
Mettler-Toledo International, Inc. (a)	610	59,548
SunPower Corp., Class A (a)	750	45,510
Electronic Equipment & Instruments Total		331,644
Internet Software & Services – 5.2%
aQuantive, Inc. (a)	1,740	53,261
Digital River, Inc. (a)	980	57,360
DivX, Inc. (a)	1,140	22,982
Equinix, Inc. (a)	1,410	117,693
Keynote Systems, Inc. (a)	2,220	30,192
Knot, Inc. (a)	8,710	185,784
Omniture, Inc. (a)	1,313	24,737
RADVision Ltd. (a)	1,770	39,135
ROO Group, Inc. (a)	7,800	21,528
ValueClick, Inc. (a)	850	24,310
Vocus, Inc. (a)	2,820	63,422
Internet Software & Services Total		640,404
IT Services – 2.7%
Alliance Data Systems Corp. (a)	1,570	99,946
CheckFree Corp. (a)	720	24,235
Cognizant Technology Solutions Corp., Class A (a)	820	73,308
Global Payments, Inc.	1,278	48,539
RightNow Technologies, Inc. (a)	3,450	51,267
VeriFone Holdings, Inc. (a)	780	27,526
IT Services Total		324,821
Semiconductors & Semiconductor Equipment – 5.3%
Atheros Communications, Inc. (a)	5,307	142,174
ATMI, Inc. (a)	3,060	94,646
Hittite Microwave Corp. (a)	1,325	59,863
MEMC Electronic Materials, Inc. (a)	1,180	64,758
NVIDIA Corp. (a)	2,400	78,936

7

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
SiRF Technology Holdings, Inc. (a)	1,610	39,059
Verigy Ltd. (a)	6,510	164,508
Semiconductors & Semiconductor Equipment Total		643,944
Software – 4.9%
Activision, Inc. (a)	1,820	36,400
ANSYS, Inc. (a)	2,400	122,880
Autodesk, Inc. (a)	940	38,794
BMC Software, Inc. (a)	1,430	46,289
Concur Technologies, Inc. (a)	2,050	36,429
i2 Technologies, Inc. (a)	1,260	32,080
Informatica Corp. (a)	2,560	37,683
Nuance Communications, Inc. (a)	3,361	51,793
THQ, Inc. (a)	1,730	57,730
Transaction Systems Architects, Inc. (a)	1,980	62,825
Tyler Technologies, Inc. (a)	3,630	43,379
Wind River Systems, Inc. (a)	2,910	28,605
Software Total		594,887
INFORMATION TECHNOLOGY TOTAL		2,760,189
MATERIALS – 5.1%
Chemicals – 1.0%
Potash Corp. of Saskatchewan, Inc.	730	131,050
Chemicals Total		131,050
Construction Materials – 0.9%
Martin Marietta Materials, Inc.	370	53,953
Vulcan Materials Co.	430	53,178
Construction Materials Total		107,131
Metals & Mining – 3.2%
Allegheny Technologies, Inc.	670	73,419
Carpenter Technology Corp.	800	97,096
FNX Mining Co., Inc. (a)	1,350	32,354
Freeport-McMoRan Copper & Gold, Inc., Class B	1,167	78,376
Gammon Lake Resources, Inc. (a)	2,700	43,605
Iamgold Corp.	3,000	24,360

8

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – (continued)
Lundin Mining Corp. (a)	3,220	39,606
Metals & Mining Total		388,816
MATERIALS TOTAL		626,997
TELECOMMUNICATION SERVICES – 5.3%
Diversified Telecommunication Services – 1.2%
Cogent Communications Group, Inc. (a)	2,920	74,343
Tele2 AB, Class B	3,790	64,810
Diversified Telecommunication Services Total		139,153
Wireless Telecommunication Services – 4.1%
American Tower Corp., Class A (a)	1,809	68,742
Crown Castle International Corp. (a)	3,210	110,231
Dobson Communications Corp., Class A (a)	5,300	48,283
MetroPCS Communications, Inc. (a)	85	2,384
Millicom International Cellular SA (a)	870	70,688
NII Holdings, Inc. (a)	1,840	141,220
SBA Communications Corp., Class A (a)	2,170	63,841
Wireless Telecommunication Services Total		505,389
TELECOMMUNICATION SERVICES TOTAL		644,542

Total Common Stocks (cost of $9,807,978)		11,955,201

		Par ($ )
Short-Term Obligation – 3.5%
	Repurchase agreement with Fixed Income Clearing Corp., dated 04/30/07, due 05/01/07 at 5.060%, collateralized by a U.S. Treasury Obligation maturing 08/15/09, market value $432,411 (repurchase proceeds $422,059)	422,000	422,000

	Total Short-Term Obligation (cost of $422,000)		422,000

9

Total Investments – 101.3% (cost of $10,229,978)(b)(c)	12,377,201

Other Assets & Liabilities, Net – (1.3)%	(158,391)

Net Assets – 100.0%	12,218,810

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $10,229,978.

(c)	Unrealized appreciation and depreciation at April 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$2,372,746	$(225,523)	$2,147,223

Acronym	Name
ADR	American Depositary Receipt

10

INVESTMENT PORTFOLIO

April 30, 2007 (Unaudited)	CMG Strategic Equity Fund

	Shares	Value ($)*
Common Stocks – 97.8%
CONSUMER DISCRETIONARY – 10.7%
Hotels, Restaurants & Leisure – 0.8%
Carnival Corp.	1,820	88,980
Starbucks Corp. (a)	7,590	235,442
Yum! Brands, Inc.	740	45,776
Hotels, Restaurants & Leisure Total		370,198
Household Durables – 1.1%
Cyrela Brazil Realty SA	17,350	181,948
Desarrolladora Homex SA de CV, ADR (a)	1,440	83,578
Gafisa SA (a)	3,930	110,040
TomTom NV (a)	2,700	115,465
Household Durables Total		491,031
Internet & Catalog Retail – 0.5%
Expedia, Inc. (a)	10,730	253,443
Internet & Catalog Retail Total		253,443
Media – 2.9%
Comcast Corp., Class A (a)	15,475	408,540
Liberty Global, Inc., Class A (a)	2,600	93,314
NET Servicos de Comunicacao SA, ADR (a)	17,480	260,976
News Corp., Class A	2,768	61,975
Reed Elsevier PLC, ADR	1,840	92,994
Time Warner, Inc.	20,574	424,442
Media Total		1,342,241
Multiline Retail – 2.9%
Federated Department Stores, Inc.	8,556	375,779
J.C. Penney Co., Inc.	4,420	349,578
Kohl’s Corp. (a)	3,470	256,919
Target Corp.	5,680	337,222
Multiline Retail Total		1,319,498
Specialty Retail – 1.2%
Bed Bath & Beyond, Inc. (a)	3,750	152,775
Best Buy Co., Inc.	4,420	206,193
Office Depot, Inc. (a)	5,310	178,522
Specialty Retail Total		537,490
Textiles, Apparel & Luxury Goods – 1.3%
LVMH Moet Hennessy Louis Vuitton SA	1,370	159,525

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Textiles, Apparel & Luxury Goods – (continued)
NIKE, Inc., Class B	8,120	437,343
Textiles, Apparel & Luxury Goods Total		596,868
CONSUMER DISCRETIONARY TOTAL		4,910,769
CONSUMER STAPLES – 9.1%
Beverages – 2.3%
Brown-Forman Corp., Class B	2,670	170,693
C&C Group PLC	5,800	97,385
Coca-Cola Co.	9,390	490,064
Fomento Economico Mexicano SA de CV, ADR	2,130	229,380
PepsiCo, Inc.	1,390	91,865
Beverages Total		1,079,387
Food & Staples Retailing – 0.6%
Kroger Co.	5,740	169,387
United Natural Foods, Inc. (a)	2,940	91,699
Food & Staples Retailing Total		261,086
Food Products – 2.8%
Archer-Daniels-Midland Co.	6,040	233,748
General Mills, Inc.	3,030	181,497
Hershey Co.	4,190	230,282
Kraft Foods, Inc., Class A	5,359	179,366
Nestle SA, Registered Shares	630	249,592
Wm. Wrigley Jr. Co.	3,875	228,160
Food Products Total		1,302,645
Household Products – 2.0%
Colgate-Palmolive Co.	3,600	243,864
Procter & Gamble Co.	10,270	660,464
Household Products Total		904,328
Personal Products – 0.9%
Avon Products, Inc.	9,910	394,418
Personal Products Total		394,418
Tobacco – 0.5%
Altria Group, Inc.	3,540	243,977
Tobacco Total		243,977
CONSUMER STAPLES TOTAL		4,185,841
ENERGY – 9.9%
Energy Equipment & Services – 3.5%
Cameron International Corp. (a)	1,390	89,752

2

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Energy Equipment & Services – (continued)
Core Laboratories NV (a)	1,960	178,203
Dresser-Rand Group, Inc. (a)	3,410	108,813
GlobalSantaFe Corp.	2,310	147,678
Halliburton Co.	5,470	173,782
Nabors Industries Ltd. (a)	2,060	66,167
National-Oilwell Varco, Inc. (a)	1,110	94,184
Noble Corp.	2,540	213,894
Schlumberger Ltd.	2,880	212,630
TGS Nopec Geophysical Co., ASA (a)	7,070	161,152
Transocean, Inc. (a)	2,300	198,260
Energy Equipment & Services Total		1,644,515
Oil, Gas & Consumable Fuels – 6.4%
Cameco Corp.	2,210	103,030
Chesapeake Energy Corp.	4,750	160,313
Chevron Corp.	1,500	116,685
ConocoPhillips	5,670	393,214
Exxon Mobil Corp.	14,690	1,166,092
Hess Corp.	2,470	140,173
Peabody Energy Corp.	4,670	224,067
Petroplus Holdings AG (a)	2,889	236,309
Southwestern Energy Co. (a)	4,440	186,480
Valero Energy Corp.	2,980	209,285
Oil, Gas & Consumable Fuels Total		2,935,648
ENERGY TOTAL		4,580,163
FINANCIALS – 19.7%
Capital Markets – 3.3%
Bank of New York Co., Inc.	5,900	238,832
Lazard Ltd., Class A	1,640	88,806
Legg Mason, Inc.	2,640	261,861
Merrill Lynch & Co., Inc.	7,930	715,524
State Street Corp.	2,980	205,233
Capital Markets Total		1,510,256
Commercial Banks – 2.6%
Allied Irish Banks PLC, ADR	1,910	115,918
Banco Bradesco SA, ADR	4,250	90,185
SunTrust Banks, Inc.	1,630	137,605
U.S. Bancorp	6,650	228,427
Wachovia Corp.	10,920	606,497
Commercial Banks Total		1,178,632

3

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Consumer Finance – 0.5%
Capital One Financial Corp.	3,360	249,513
Consumer Finance Total		249,513
Diversified Financial Services – 5.4%
CIT Group, Inc.	4,780	285,127
Citigroup, Inc.	22,073	1,183,554
JPMorgan Chase & Co.	17,006	886,013
Nasdaq Stock Market, Inc. (a)	4,620	150,427
Diversified Financial Services Total		2,505,121
Insurance – 5.0%
ACE Ltd.	4,580	272,327
American International Group, Inc.	2,654	185,541
Aon Corp.	6,130	237,538
Axis Capital Holdings Ltd.	3,850	142,835
Berkshire Hathaway, Inc., Class B (a)	55	199,540
Castlepoint Holdings Ltd.	9,377	142,999
Hartford Financial Services Group, Inc.	3,600	364,320
National Financial Partners Corp.	3,190	146,963
Platinum Underwriters Holdings Ltd.	4,140	141,671
Prudential Financial, Inc.	4,980	473,100
Insurance Total		2,306,834
Real Estate Investment Trusts (REITs) – 1.1%
Alexandria Real Estate Equities, Inc.	620	65,627
CapitalSource, Inc.	8,820	227,291
Digital Realty Trust, Inc.	5,350	216,408
Real Estate Investment Trusts (REITs) Total		509,326
Thrifts & Mortgage Finance – 1.8%
Fannie Mae	1,570	92,504
Freddie Mac	7,850	508,523
Washington Mutual, Inc.	5,030	211,160
Thrifts & Mortgage Finance Total		812,187
FINANCIALS TOTAL		9,071,869
HEALTH CARE – 15.0%
Biotechnology – 2.0%
Amgen, Inc. (a)	2,920	187,289
Applera Corp. - Celera Group (a)	5,560	77,840
BioMarin Pharmaceuticals, Inc. (a)	2,440	39,431
Genentech, Inc. (a)	2,270	181,577
Gilead Sciences, Inc. (a)	2,760	225,547
Grifols SA (a)	4,070	70,446

4

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Biotechnology – (continued)
Onyx Pharmaceuticals, Inc. (a)	3,600	96,336
Vertex Pharmaceuticals, Inc. (a)	1,530	47,032
Biotechnology Total		925,498
Health Care Equipment & Supplies – 4.0%
Align Technology, Inc. (a)	5,470	123,950
Baxter International, Inc.	5,490	310,899
BioLase Technology, Inc. (a)	5,810	37,765
Conceptus, Inc. (a)	4,790	99,057
Cytyc Corp. (a)	1,940	68,346
Hospira, Inc. (a)	1,800	72,990
Kyphon, Inc. (a)	2,350	109,534
Medtronic, Inc.	4,200	222,306
Mindray Medical International Ltd., ADR	5,215	119,997
Northstar Neuroscience, Inc. (a)	2,392	32,579
ResMed, Inc. (a)	1,790	75,645
Sirona Dental Systems, Inc.	3,790	125,108
Thoratec Corp. (a)	1,365	26,781
Varian Medical Systems, Inc. (a)	3,160	133,384
Zimmer Holdings, Inc. (a)	3,050	275,964
Health Care Equipment & Supplies Total		1,834,305
Health Care Providers & Services – 2.4%
Animal Health International, Inc. (a)	3,813	50,941
Express Scripts, Inc. (a)	1,380	131,859
McKesson Corp.	4,460	262,382
Medco Health Solutions, Inc. (a)	4,290	334,706
UnitedHealth Group, Inc.	3,130	166,078
VCA Antech, Inc. (a)	3,510	138,399
Health Care Providers & Services Total		1,084,365
Life Sciences Tools & Services – 2.1%
Applera Corp. - Applied Biosystems Group	2,550	79,662
Covance, Inc. (a)	1,820	110,110
Illumina, Inc. (a)	2,890	94,301
Pharmaceutical Product Development, Inc.	4,670	168,447
Qiagen N.V. (a)	3,880	68,792
Thermo Fisher Scientific, Inc. (a)	6,120	318,607
Waters Corp. (a)	1,830	108,757
Life Sciences Tools & Services Total		948,676

5

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – 4.5%
Abbott Laboratories	6,510	368,596
Johnson & Johnson	8,630	554,218
Merck & Co., Inc.	7,740	398,146
Novartis AG, ADR	5,940	345,055
Novo-Nordisk A/S, Class B	1,570	153,397
Pfizer, Inc.	10,270	271,744
Pharmaceuticals Total		2,091,156
HEALTH CARE TOTAL		6,884,000
INDUSTRIALS – 9.5%
Aerospace & Defense – 1.3%
Boeing Co.	1,210	112,530
Goodrich Corp.	4,100	233,044
United Technologies Corp.	3,860	259,122
Aerospace & Defense Total		604,696
Air Freight & Logistics – 0.9%
FedEx Corp.	1,220	128,637
United Parcel Service, Inc., Class B	2,000	140,860
UTI Worldwide, Inc.	6,350	149,034
Air Freight & Logistics Total		418,531
Airlines – 0.6%
Gol Linhas Aereas Inteligentes SA, ADR	6,770	193,080
UAL Corp. (a)	1,720	57,448
Airlines Total		250,528
Commercial Services & Supplies – 2.0%
Equifax, Inc.	5,580	222,084
Monster Worldwide, Inc. (a)	4,320	181,656
Republic Services, Inc.	4,780	133,505
Waste Management, Inc.	9,980	373,352
Commercial Services & Supplies Total		910,597
Electrical Equipment – 0.1%
Thomas & Betts Corp. (a)	1,150	62,652
Electrical Equipment Total		62,652
Industrial Conglomerates – 3.0%
3M Co.	4,530	374,948
General Electric Co.	22,170	817,186
McDermott International, Inc. (a)	3,880	208,201
Industrial Conglomerates Total		1,400,335

6

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – 1.4%
Gardner Denver, Inc. (a)	1,810	68,418
Joy Global, Inc.	6,580	333,146
Mueller Water Products, Inc., Class B	7,940	113,780
Tata Motors Ltd.	7,640	139,659
Machinery Total		655,003
Trading Companies & Distributors – 0.2%
WESCO International, Inc. (a)	1,450	91,597
Trading Companies & Distributors Total		91,597
INDUSTRIALS TOTAL		4,393,939
INFORMATION TECHNOLOGY – 13.8%
Communications Equipment – 3.5%
Cisco Systems, Inc. (a)	25,010	668,767
Corning, Inc. (a)	10,010	237,437
Nokia Oyj, ADR	14,560	367,640
QUALCOMM, Inc.	7,400	324,120
Communications Equipment Total		1,597,964
Computers & Peripherals – 3.1%
Apple, Inc. (a)	3,250	324,350
Hewlett-Packard Co.	14,400	606,816
International Business Machines Corp.	4,830	493,674
Computers & Peripherals Total		1,424,840
Electronic Equipment & Instruments – 0.1%
Daktronics, Inc.	3,100	70,618
Electronic Equipment & Instruments Total		70,618
Internet Software & Services – 2.6%
eBay, Inc. (a)	7,300	247,762
Equinix, Inc. (a)	800	66,776
Google, Inc., Class A (a)	1,590	749,494
Knot, Inc. (a)	6,720	143,338
Internet Software & Services Total		1,207,370
IT Services – 0.2%
Global Payments, Inc.	2,370	90,013
IT Services Total		90,013
Semiconductors & Semiconductor Equipment – 2.4%
ASML Holding N.V., N.Y. Registered Shares(a)	2,520	68,670
Intel Corp.	5,360	115,240
Intersil Corp., Class A	3,730	111,117
Lam Research Corp. (a)	1,810	97,342
Marvell Technology Group Ltd. (a)	4,420	71,295

7

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
MEMC Electronic Materials, Inc. (a)	1,366	74,966
NVIDIA Corp. (a)	4,280	140,769
Samsung Electronics Co. Ltd., GDR (b)	580	178,060
Texas Instruments, Inc.	4,650	159,820
Verigy Ltd. (a)	2,760	69,745
Semiconductors & Semiconductor Equipment Total		1,087,024
Software – 1.9%
Microsoft Corp.	21,570	645,806
Oracle Corp. (a)	11,910	223,908
Software Total		869,714
INFORMATION TECHNOLOGY TOTAL		6,347,543
MATERIALS – 2.9%
Chemicals – 1.0%
Huntsman Corp.	7,310	143,276
Lyondell Chemical Co.	10,000	311,200
Chemicals Total		454,476
Metals & Mining – 1.7%
Alcoa, Inc.	3,770	133,797
Arcelor Mittal, Class A	3,330	177,889
Companhia Vale do Rio Doce, ADR	2,560	103,962
Freeport-McMoRan Copper & Gold, Inc., Class B	3,710	249,163
Newmont Mining Corp.	3,590	149,703
Metals & Mining Total		814,514
Paper & Forest Products – 0.2%
Bowater, Inc.	1,800	39,402
Weyerhaeuser Co.	590	46,740
Paper & Forest Products Total		86,142
MATERIALS TOTAL		1,355,132
TELECOMMUNICATION SERVICES – 3.4%
Diversified Telecommunication Services – 2.7%
AT&T, Inc.	13,814	534,878
Chunghwa Telecom Co., Ltd., ADR	5,294	105,351
Qwest Communications International, Inc. (a)	15,410	136,841
Tele2 AB, Class B	15,390	263,171
Telekomunikasi Indonesia, ADR	4,320	198,418
Diversified Telecommunication Services Total		1,238,659

8

	Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – 0.7%
American Tower Corp., Class A (a)	2,510	95,380
China Mobile Ltd., ADR	980	44,110
Millicom International Cellular SA (a)	550	44,687
NII Holdings, Inc. (a)	1,180	90,565
Philippine Long Distance Telephone Co., ADR	890	47,535
Wireless Telecommunication Services Total		322,277
TELECOMMUNICATION SERVICES TOTAL		1,560,936
UTILITIES – 3.8%
Electric Utilities – 1.7%
Entergy Corp.	2,210	250,039
FPL Group, Inc.	5,180	333,437
PPL Corp.	4,470	194,937
Electric Utilities Total		778,413
Independent Power Producers & Energy Traders – 0.8%
Constellation Energy Group, Inc.	2,490	221,909
NRG Energy, Inc. (a)	1,850	146,076
Independent Power Producers & Energy Traders Total		367,985
Multi-Utilities – 1.3%
PG&E Corp.	5,100	258,060
Public Service Enterprise Group, Inc.	3,920	338,884
Multi-Utilities Total		596,944
UTILITIES TOTAL		1,743,342

Total Common Stocks (cost of $35,549,916)		45,033,534

	Units
Rights – 0.0%
Gol Linhas Aereas Inteligentes SA
Expires 5/16/07	294	—

Total Rights (cost of $—)		—

	Par ($)
Short-Term Obligation – 2.1%
Repurchase agreement with Fixed Income Clearing Corp, dated 04/30/07, due 05/01/07 at 5.060%, collateralized by U.S. Government Obligations maturing 08/15/09, market value of $975,797 (repurchase proceeds $953,134).	953,000	953,000

Total Short-Term Obligation (cost of $953,000)		953,000

9

Total Investments – 99.9% (cost of $36,502,916)(c)(d)	45,986,534

Other Assets & Liabilities, Net – 0.1%	33,767

Net Assets – 100.0%	46,020,301

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, the value of this security, which is not illiquid, represents 0.4% of net assets.

(c)	Cost for federal income tax purposes is $36,502,916.

(d)	Unrealized appreciation and depreciation at April 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$9,807,319	$(323,701)	$9,483,618

Acronym	Name

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

10

INVESTMENT PORTFOLIO

April 30, 2007 (Unaudited)	CMG Ultra Short Term Bond Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 32.7%
BASIC MATERIALS – 2.2%
Chemicals – 2.2%
EI Du Pont de Nemours & Co.
	3.375% 11/15/07(a)	1,000,000	989,558
Praxair, Inc.
	2.750% 06/15/08	1,000,000	972,506
	4.750% 07/15/07	1,000,000	999,023
Chemicals Total			2,961,087
BASIC MATERIALS TOTAL			2,961,087
COMMUNICATIONS – 3.9%
Media – 0.8%
Comcast Cable Communications, Inc.
	8.375% 05/01/07	500,000	500,000
Walt Disney Co.
	5.440% 09/10/09(b)	580,000	580,867
Media Total			1,080,867
Telecommunications – 3.1%
AT&T, Inc.
	5.450% 05/15/08(b)	1,000,000	1,000,734
BellSouth Corp.
	5.460% 08/15/08(b)	600,000	600,376
Verizon Global Funding Corp.
	4.000% 01/15/08	600,000	594,675
	6.125% 06/15/07	600,000	600,417
Vodafone Group PLC
	3.950% 01/30/08	750,000	742,527
	5.440% 12/28/07(b)	700,000	700,322
Telecommunications Total			4,239,051
COMMUNICATIONS TOTAL			5,319,918
CONSUMER CYCLICAL – 0.5%
Textiles – 0.5%
Cintas Corp.
	5.125% 06/01/07	750,000	749,784
Textiles Total			749,784
CONSUMER CYCLICAL TOTAL			749,784
CONSUMER NON-CYCLICAL – 3.4%
Beverages – 0.7%
Diageo Finance BV
	5.470% 03/30/09(b)	1,000,000	1,000,914
Beverages Total			1,000,914

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Cosmetics/Personal Care – 0.6%
Gillette Co.
	3.500% 10/15/07	750,000	743,840
Cosmetics/Personal Care Total			743,840
Food – 1.0%
General Mills, Inc.
	3.875% 11/30/07	750,000	743,584
Kraft Foods, Inc.
	5.250% 06/01/07	600,000	599,827
Food Total			1,343,411
Healthcare Services – 1.1%
UnitedHealth Group Inc.
	5.428% 03/02/09(b)	1,000,000	999,987
WellPoint, Inc.
	3.750% 12/14/07	500,000	494,854
Healthcare Services Total			1,494,841
CONSUMER NON-CYCLICAL TOTAL			4,583,006
ENERGY – 0.2%
Oil & Gas – 0.2%
Ras Laffan Liquefied Natural Gas Co., Ltd.
	3.437% 09/15/09(c)	264,000	259,699
Oil & Gas Total			259,699
ENERGY TOTAL			259,699
FINANCIALS – 19.0%
Banks – 4.9%
Bayerische Landesbank/NY
	4.724% 05/16/07(b)	1,000,000	998,000
Capital One Bank
	6.700% 05/15/08	1,600,000	1,620,826
Comerica Bank
	5.510% 08/24/11(b)	1,000,000	997,719
M&I Marshall & Ilsley Bank
	4.125% 09/04/07	600,000	597,700
UBS AG Stanford CT.
	5.400% 11/28/07	1,000,000	999,754
Westpac Banking Corp/NY
	5.280% 06/06/08(b)	500,000	499,909
	5.340% 04/11/08(b)(c)	1,000,000	1,000,000
Banks Total			6,713,908

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – 10.0%
American Express Credit Corp.
	5.480% 06/16/11(b)	1,000,000	1,001,328
American Honda Finance Corp.
	5.370% 06/23/08(b)(c)	1,200,000	1,200,774
Bear Stearns Companies, Inc.
	5.655% 01/30/09(a)(b)	350,000	351,513
Caterpillar Financial Services Corp.
	5.410% 08/11/09(b)	700,000	700,167
CIT Group, Inc.
	5.500% 11/30/07	1,000,000	1,000,173
Citigroup Global Markets Holdings, Inc.
	6.500% 02/15/08	1,000,000	1,008,756
Countrywide Home Loans, Inc.
	3.250% 05/21/08(a)	500,000	488,779
General Electric Capital Corp.
	5.405% 01/26/11(b)	1,000,000	998,908
	6.500% 12/10/07	500,000	503,508
Goldman Sachs Group Inc/The
	5.540% 02/06/12(b)	1,000,000	999,450
Household Financial Corp.
	7.650% 05/15/07(a)	650,000	650,469
HSBC Finance Corp.
	5.570% 08/09/11(b)	850,000	850,371
John Deere Capital Corp.
	3.625% 05/25/07	500,000	499,442
Merrill Lynch & Co.
	5.410% 06/26/09(b)	750,000	749,752
Morgan Stanley
	5.609% 01/18/11(b)	1,000,000	1,002,698
SLM Corp.
	5.495% 07/27/09(a)(b)	1,000,000	982,640
Textron Financial Corp.
	4.125% 03/03/08	600,000	594,268
Diversified Financial Services Total			13,582,996
Insurance – 2.7%
Berkshire Hathaway Finance Corp.
	5.420% 05/16/08(a)(b)	500,000	500,488
Chubb Corp.
	4.934% 11/16/07	1,000,000	998,073

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Insurance – (continued)
Genworth Financial, Inc.
	5.505% 06/15/07(b)	1,100,000	1,100,185
Hartford Financial Services Group, Inc.
	4.700% 09/01/07	1,000,000	997,376
Insurance Total			3,596,122
Real Estate Investment Trusts (REITs) – 0.7%
Simon Property Group LP
	6.375% 11/15/07(a)	1,000,000	1,004,539
Real Estate Investment Trusts (REITs) Total			1,004,539
Savings & Loans – 0.7%
Washington Mutual Bank
	5.450% 11/06/09(b)	1,000,000	1,000,762
Savings & Loans Total			1,000,762
FINANCIALS TOTAL			25,898,327
INDUSTRIALS – 0.5%
Transportation – 0.5%
Norfolk Southern Corp.
	6.000% 04/30/08	700,000	703,861
Transportation Total			703,861
INDUSTRIALS TOTAL			703,861
INFORMATION TECHNOLOGY – 2.0%
Computers – 2.0%
Hewlett-Packard Co.
	5.500% 07/01/07(a)	1,950,000	1,949,836
International Business Machines Corp.
	3.800% 02/01/08	750,000	742,061
Computers Total			2,691,897
TOTAL INFORMATION TECHNOLOGY			2,691,897
UTILITIES – 1.0%
Electric – 1.0%
Alabama Power Co.
	3.500% 11/15/07	567,000	561,551
Wisconsin Electric Power Co.
	3.500% 12/01/07	750,000	741,981
Electric Total			1,303,532
UTILITIES TOTAL			1,303,532

	Total Corporate Fixed-Income Bonds & Notes (cost of $44,518,284)		44,471,111

4

		Par ($)	Value ($)
Asset-Backed Securities – 24.1%
AmeriCredit Automobile Receivables Trust
	3.930% 10/06/11	500,000	494,141
	5.210% 10/06/11	1,000,000	1,000,965
Bay View Auto Trust
	4.550% 02/25/14	1,000,000	991,664
	5.010% 06/25/14	300,000	298,914
Capital Auto Receivables Asset Trust
	3.350% 02/15/08	119,157	119,060
	5.400% 01/20/09(c)	1,000,000	1,000,249
Capital One Auto Finance Trust
	4.790% 05/15/09	91,751	91,720
Capital One Master Trust
	6.356% 06/15/11	1,000,000	1,010,383
Capital One Prime Auto Receivables Trust
	4.990% 09/15/10	667,000	665,638
Centex Home Equity
	6.540% 01/25/32	214,303	213,462
Chase Credit Card Master Trust
	5.440% 02/15/10(b)	1,000,000	1,000,641
Chase Issuance Trust
	3.220% 06/15/10	1,662,000	1,646,948
	4.520% 12/15/10	1,300,000	1,288,079
CIT Equipment Collateral
	4.420% 05/20/09	709,534	706,178
	5.070% 02/20/10	1,000,000	999,715
Citibank Credit Card Issuance Trust
	4.400% 09/15/10	1,500,000	1,483,491
CNH Equipment Trust
	3.380% 02/15/11	435,804	431,956
	5.200% 06/15/10	1,000,000	999,292
	5.200% 08/16/10	750,000	750,555
	5.330% 01/15/09	1,000,000	999,727
DaimlerChrysler Auto Trust
	5.300% 10/08/08	203,346	203,356
Drive Auto Receivables Trust
	5.490% 05/15/11(c)	1,000,000	1,002,112
Ford Credit Floorplan Master Owner Trust
	5.500% 06/15/11(b)	700,000	700,164
Franklin Auto Trust
	3.130% 11/15/11	224,036	220,575
	4.910% 04/20/10	1,079,651	1,077,162

5

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
GMAC Mortgage Corp. Loan Trust
	6.310% 05/25/36	658,858	658,575
Gracechurch Card Funding PLC
	5.430% 03/15/10(b)	1,000,000	1,001,096
GS Auto Loan Trust
	4.450% 05/17/10	676,280	672,380
Harley-Davidson Motorcycle Trust
	2.630% 11/15/10	94,316	93,294
	5.360% 10/15/10	526,450	526,627
Honda Auto Receivables Owner Trust
	4.850% 06/18/08	208,471	208,371
Household Automotive Trust
	2.220% 11/17/09	304,433	304,005
	5.430% 06/17/11	1,000,000	1,002,912
Long Beach Auto Receivables Trust
	3.402% 09/15/09	24,312	24,293
	4.050% 04/15/11	800,000	792,428
	4.080% 06/15/10	477,370	475,029
	4.406% 05/15/10	883,656	880,068
Nomura Asset Acceptance Corp.
	5.460% 01/25/36(b)(c)	320,904	320,934
Ownit Mortgage Loan Asset-Backed Certificates
	5.424% 12/25/36(b)	508,960	506,470
Providian Gateway Master Trust
	3.350% 09/15/11(c)	1,500,000	1,489,948
Residential Funding Mortgage Securities II, Inc.
	5.440% 09/25/35(b)	371,445	370,519
Triad Auto Receivables Owner Trust
	4.220% 06/12/12	750,000	739,916
	4.280% 06/14/10	589,799	585,824
	4.770% 01/12/11	1,000,000	995,900
	5.360% 11/12/09	457,147	457,160
WFS Financial Owner Trust
	3.020% 05/20/11	316,115	313,589
	3.150% 05/20/11	459,870	455,752
	3.250% 05/20/11	546,107	542,841

	Total Asset-Backed Securities (cost of $32,774,823)		32,814,078

6

		Par ($)	Value ($)
Collateralized Mortgage Obligations – 14.7%
AGENCY – 8.4%
Federal Home Loan Mortgage Corp.
	2.351% 08/15/08(b)	152,284	151,249
	3.000% 06/15/23	229,503	228,489
	3.500% 09/01/08	1,365,767	1,331,408
	3.500% 07/15/17	147,132	146,805
	4.000% 05/15/14	100,000	98,793
	4.000% 07/15/24	327,870	323,661
	4.250% 03/15/17	227,851	227,083
	4.500% 11/15/16	355,202	351,588
	5.000% 07/15/14	400,000	398,553
	5.000% 11/15/15	202,815	201,874
	5.000% 02/15/16	682,655	679,543
	5.000% 09/15/19	382,199	381,195
	5.000% 05/15/26	379,866	378,242
	5.117% 02/01/36(b)	1,453,595	1,451,963
	5.500% 11/15/23	1,475,567	1,476,221
	5.500% 02/15/24	379,197	379,665
	5.500% 04/15/27	1,584,357	1,590,888
Federal National Mortgage Association
	4.500% 03/25/13	699,123	693,113
	5.000% 01/25/23	393,500	391,295
	6.000% 01/25/31	646,715	646,680
AGENCY TOTAL			11,528,308
NON - AGENCY – 6.3%
Axon Financial Funding Ltd.
	5.950% 04/04/17(b)(c)	1,750,000	1,750,000
Granite Master Issuer PLC
	5.330% 04/20/31(b)	411,115	411,151
JP Morgan Mortgage Trust
	5.500% 04/25/36	393,520	392,759
Kildare Securities Ltd.
	5.383% 06/10/14(b)(c)	500,000	499,869
	5.423% 12/10/43(b)(c)	1,000,000	1,001,537
Leek Finance PLC
	5.477% 12/21/38(b)(c)	1,500,000	1,500,000
Opteum Mortgage Acceptance Corp.
	5.470% 12/25/35(b)	397,926	395,951
Paragon Mortgages PLC
	5.300% 06/15/41(b)(c)	527,092	527,092
Residential Mortgage Securities PLC
	5.430% 11/14/31(b)(c)	799,920	800,040
Washington Mutual, Inc.

7

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
NON - AGENCY – (continued)
	3.624% 04/25/35(b)	37,831	37,794
	4.837% 10/25/35(b)	660,276	652,179
	6.250% 07/25/36	514,457	513,650
NON - AGENCY TOTAL			8,482,022

	Total Collateralized Mortgage Obligations (cost of $20,057,305)		20,010,330
Government & Agency Obligations – 4.5%
U.S. GOVERNMENT AGENCIES – 4.5%
Federal Home Loan Bank
	3.380% 12/26/07	500,000	494,120
	4.875% 05/15/07	1,000,000	999,844
Federal National Mortgage Association
	3.375% 05/11/07	1,000,000	999,482
	4.031% 03/01/34(b)	1,615,103	1,602,415
	4.543% 07/01/33(b)	1,965,163	1,964,862
TOTAL U.S. GOVERNMENT AGENCIES			6,060,723

	Total Government & Agency Obligations (cost of $6,059,634)		6,060,723
Municipal Bonds – 0.6%
KS Wyandotte County Kansas City Unified Government Special Obligation Revenue
	Series 2005,
	4.670% 12/01/09(d)	100,000	99,508
NY Urban Development Corp. Revenue
	Series 2004 B-3,
	3.580% 12/15/07(d)	800,000	791,712

	Total Municipal Bonds (cost of $900,000)		891,220

		Shares
Securities Lending Collateral – 1.5%
	State Street Navigator Securities Lending Prime Portfolio (e)	2,089,340	2,089,340

	Total Securities Lending Collateral (cost of $2,089,340)		2,089,340

8

		Par ($)	Value ($)
Short-Term Obligation – 23.9%
COMMERCIAL PAPER – 23.1%
Bank Of Tokyo Mitsubishi Ltd.
	5.320% 10/12/07	1,000,000	1,000,000
Citibank Credit Card Master Trust
	5.240% 07/09/07	4,000,000	3,959,827
Conocophillips Qatar Funding Ltd.
	5.280% 07/25/07	2,000,000	1,975,067
Cox Enterprises, Inc.
	5.500% 05/22/07	2,000,000	1,993,583
Deutsche Bank AG NY
	5.400% 11/21/07	1,000,000	999,963
Gannett Co., Inc.
	5.330% 05/14/07	2,043,000	2,039,068
Ivory Funding Corp.
	5.240% 07/09/07	2,000,000	1,979,913
Kansas City Power
	5.460% 05/21/07	1,800,000	1,794,540
Lake Constance Funding LLC
	5.240% 07/17/07	2,000,000	1,977,584
Manufacturers & Traders Trust Co.
	5.300% 06/15/07	1,488,000	1,487,906
Natixis NY
	5.420% 04/02/08(f)	2,000,000	1,999,800
Phh Corp.
	5.560% 05/21/07	2,000,000	1,993,822
	5.600% 05/01/07	1,200,000	1,200,000
Rhineland Funding Capital
	5.290% 05/23/07	1,800,000	1,794,181
Sunbelt Funding Corp.
	5.250% 06/25/07	2,000,000	1,983,958
Textron Financial Corp.
	5.350% 05/02/07	1,483,000	1,482,780

9

		Par ($)	Value ($)
Short-Term Obligation – (continued)
COMMERCIAL PAPER – (continued)
Thornburg Mortgage Capital Resources LLC
	5.300% 05/07/07	1,800,000	1,798,410
TOTAL COMMERCIAL PAPER			31,460,402
REPURCHASE AGREEMENT – 0.8%
	Repurchase agreement with State Street Bank & Trust Co., dated 04/30/07, due 05/01/07 at 5.150%, collateralized by a U.S. Government Agency maturing 10/04/16, market value of $1,026,419(repurchase proceeds $1,006,144).	1,006,000	1,006,000
TOTAL REPURCHASE AGREEMENT			1,006,000

	Total Short-Term Obligations (cost of $32,466,402)		32,466,402

	Total Investments – 102.0% (cost of $138,865,788)(g)(h)		138,803,204

	Other Assets & Liabilities, Net – (2.0)%		(2,769,432)

	Net Assets – 100.0%		136,033,772

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	All or a portion of this security was on loan at April 30, 2007. The total market value of securities on loan at April 30, 2007 is $2,046,959.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at April 30, 2007.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities, which are not illiquid, amounted to $12,352,254, which represents 9.1% of net assets.

(d)	Auction rate security. A debt security in which the interest rate is reset periodically, at intervals established at the time of issuance.

(e)	Investment made with cash collateral received from securities lending activity.

10

(f)	The rate shown represents the discount rate at the date of purchase.

(g)	Cost for federal income tax purposes is $139,000,163.

(h)	Unrealized appreciation and depreciation at April 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$107,248	$(304,207)	$(196,959)

11

Item  2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Institutional Trust

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	June 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	June 25, 2007

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	June 25, 2007